UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

(Cost $294,549)
Minsur SA 6.250%, 02/07/2024		300,000	$294,549	0.12
			294,549	0.12
Argentina (Cost $196,089)
WPE International Cooperatief UA 10.375%, 09/30/2020		200,000	124,750	0.05
			124,750	0.05
Barbados (Cost $1,161,803)
Columbus International, Inc. 11.500%, 11/20/2014		1,100,000	1,151,975	0.47
			1,151,975	0.47
Brazil (Cost $12,497,876)
Banco Bradesco S.A. 4.500%, 01/12/2017		200,000	211,000	0.09
Banco do Brasil S.A. 3.875%, 10/10/2022		400,000	342,000	0.14
Banco do Brasil S.A. 8.500%, 10/29/2049		200,000	214,500	0.09
Banco Santander Brasil S.A. 8.000%, 03/18/2016	BRL	1,000,000	379,157	0.16
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	1,500,000	682,775	0.28
Braskem Finance Ltd. 5.750%, 04/15/2021		200,000	192,500	0.08
BRF S.A. 5.875%, 06/06/2022		200,000	198,000	0.08
Cia Energetica de Sao Paulo 9.750%, 01/15/2015	BRL	250,000	153,541	0.06
Cosan Luxembourg S.A. 9.500%, 03/14/2018	BRL	2,200,000	758,935	0.31
Gerdau Holdings, Inc. 7.000%, 01/20/2020		300,000	321,900	0.13
Globo Comunicacao e Participacoes S.A. 4.875%, 04/11/2022		200,000	195,950	0.08
Itau Unibanco Holding S.A. 5.650%, 03/19/2022		700,000	669,375	0.28
Marfrig Holding Europe B.V. 9.875%, 07/24/2017		2,700,000	2,646,000	1.09
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		900,000	828,000	0.34
Marfrig Overseas Ltd. 9.500%, 05/04/2020		1,250,000	1,187,500	0.49
Minerva Luxembourg S.A. 12.250%, 02/10/2022(2)		200,000	222,000	0.09
Minerva Luxembourg S.A. 7.750%, 01/31/2023		500,000	486,250	0.20
Mirabela Nickel Ltd. 8.750%, 04/15/2018(3)		195,000	42,900	0.02
Odebrecht Finance Ltd. 4.375%, 04/25/2025		230,000	198,662	0.08
OSX 3 Leasing B.V. 9.250%, 03/20/2015(3)(4)		910,000	819,000	0.34
Petrobras Global Finance B.V., FRN 2.379%, 01/15/2019		480,000	466,800	0.19
Samarco Mineracao S.A. 4.125%, 11/01/2022		200,000	174,750	0.07
Schahin II Finance Co. SPV Ltd. 5.875%, 09/25/2022		191,600	182,020	0.08
Vale Overseas Ltd. 6.875%, 11/10/2039		200,000	204,138	0.08
			11,777,653	4.85
Chile (Cost $3,996,071)
Automotores Gildemeister S.A. 8.250%, 05/24/2021		600,000	465,000	0.19
Automotores Gildemeister S.A. 6.750%, 01/15/2023		150,000	109,500	0.04
Banco de Credito e Inversiones 4.000%, 02/11/2023		200,000	186,234	0.08
Banco Santander Chile 6.500%, 09/22/2020	CLP	100,000,000	178,243	0.07
Cencosud S.A. 5.500%, 01/20/2021		150,000	148,412	0.06
Cencosud S.A. 4.875%, 01/20/2023		200,000	184,371	0.08
E.CL S.A. 5.625%, 01/15/2021		200,000	210,415	0.09
Inversiones Alsacia S.A. 8.000%, 08/18/2018		948,998	683,563	0.28
Inversiones CMPC S.A. 4.375%, 05/15/2023		200,000	189,151	0.08
SACI Falabella 3.750%, 04/30/2023		200,000	182,428	0.08
Sociedad Quimica y Minera de Chile S.A. 3.625%, 04/03/2023		200,000	177,051	0.07
Telefonica Chile S.A. 3.875%, 10/12/2022		200,000	183,288	0.08

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Chile - (continued)
VTR Finance B.V. 6.875%, 01/15/2024(4)		900,000	$901,041	0.37
			3,798,697	1.57
China (Cost $34,394,681)
21Vianet Group, Inc. 7.875%, 03/22/2016	CNY	4,000,000	676,379	0.28
Agile Property Holdings Ltd. 10.000%, 11/14/2016		200,000	210,000	0.09
Agile Property Holdings Ltd. 9.875%, 03/20/2017		600,000	639,750	0.26
Bestgain Real Estate Ltd. 2.625%, 03/13/2018		600,000	553,817	0.23
Chaowei Power Holdings Ltd. 7.250%, 09/24/2017	CNY	1,000,000	166,419	0.07
China CITIC Bank International Ltd. 6.875%, 06/24/2020		100,000	108,000	0.04
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015		60,000	22,500	0.01
China Lesso Group Holdings Ltd. 7.875%, 05/13/2016		500,000	516,875	0.21
China Oriental Group Co. Ltd. 8.000%, 08/18/2015		550,000	520,438	0.21
China Overseas Finance Cayman II Ltd. 5.500%, 11/10/2020		100,000	102,620	0.04
China Railway Resources Huitung Ltd. 3.850%, 02/05/2023		200,000	183,551	0.08
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		600,000	641,250	0.26
CIFI Holdings Group Co. Ltd. 12.250%, 04/15/2018		2,800,000	3,076,500	1.27
COSL Finance BVI Ltd. 3.250%, 09/06/2022		200,000	180,018	0.07
Country Garden Holdings Co. Ltd. 7.250%, 04/04/2021		300,000	284,250	0.12
Country Garden Holdings Co. Ltd. 7.500%, 01/10/2023		1,700,000	1,587,375	0.65
Emerald Plantation Holdings Ltd. 6.000%, 01/30/2020(2)(5)		80,635	56,444	0.02
ENN Energy Holdings Ltd. 6.000%, 05/13/2021		700,000	756,980	0.31
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		350,000	370,562	0.15
Evergrande Real Estate Group Ltd. 8.750%, 10/30/2018		1,600,000	1,556,000	0.64
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(2)(5)		228,754	228,754	0.09
Favor Sea Ltd. 11.750%, 02/04/2019(2)		1,000,000	995,000	0.41
Fosun International Ltd. 7.500%, 05/12/2016		1,300,000	1,348,750	0.56
Franshion Development Ltd. 6.750%, 04/15/2021		600,000	591,000	0.24
Fufeng Group Ltd. 7.625%, 04/13/2016		1,100,000	1,116,500	0.46
Gemdale International Investment Ltd. 7.125%, 11/16/2017		1,200,000	1,212,000	0.50
Hengdeli Holdings Ltd. 6.250%, 01/29/2018		1,200,000	1,216,500	0.50
Hidili Industry International Development Ltd. 8.625%, 11/04/2015		100,000	67,875	0.03
Hyva Global B.V. 8.625%, 03/24/2016		400,000	398,000	0.16
KWG Property Holding Ltd. 13.250%, 03/22/2017		1,000,000	1,130,000	0.47
Lonking Holdings Ltd. 8.500%, 06/03/2016		1,000,000	1,037,500	0.43
MIE Holdings Corp. 9.750%, 05/12/2016		200,000	209,500	0.09
MIE Holdings Corp. 6.875%, 02/06/2018		200,000	194,250	0.08
Nord Anglia Education UK Holdings PLC 10.250%, 04/01/2017		1,400,000	1,533,000	0.63
Nord Anglia Education, Inc. 8.500%, 02/15/2018(5)		200,000	208,000	0.09
Powerlong Real Estate Holdings Ltd. 13.750%, 09/16/2015		100,000	104,500	0.04
Powerlong Real Estate Holdings Ltd. 11.250%, 01/25/2018		1,500,000	1,479,375	0.61
Shimao Property Holdings Ltd. 11.000%, 03/08/2018		200,000	219,250	0.09
Shimao Property Holdings Ltd. 6.625%, 01/14/2020		800,000	753,000	0.31
Sino-Forest Corp. 5.000%, 08/01/2013(6)		21,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(6)		82,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(6)		113,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(6)		252,000	—	—
Sunac China Holdings Ltd. 12.500%, 10/16/2017		1,100,000	1,203,125	0.50
Sunac China Holdings Ltd. 9.375%, 04/05/2018		700,000	690,375	0.28
Tencent Holdings Ltd. 4.625%, 12/12/2016		200,000	214,255	0.09
Texhong Textile Group Ltd. 6.500%, 01/18/2019		600,000	604,500	0.25

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
Wanda Properties Overseas Ltd. 4.875%, 11/21/2018		300,000	$291,717	0.12
West China Cement Ltd. 7.500%, 01/25/2016		400,000	404,000	0.17
Yanlord Land Group Ltd. 9.500%, 05/04/2017		500,000	524,375	0.22
Yanlord Land Group Ltd. 10.625%, 03/29/2018		1,300,000	1,402,375	0.58
Yingde Gases Investment Ltd. 8.125%, 04/22/2018		1,000,000	1,018,750	0.42
Yuzhou Properties Co. Ltd. 11.750%, 10/25/2017		1,200,000	1,308,000	0.54
			33,913,954	13.97
Colombia (Cost $3,774,947)
Banco Davivienda S.A. 2.950%, 01/29/2018		600,000	580,200	0.24
Banco de Bogota S.A. 5.375%, 02/19/2023		400,000	388,000	0.16
Bancolombia S.A. 5.125%, 09/11/2022		400,000	373,774	0.15
Ecopetrol S.A. 4.250%, 09/18/2018		200,000	208,500	0.09
Empresa de Energia de Bogota S.A. 6.125%, 11/10/2021		400,000	414,000	0.17
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	1,000,000,000	423,627	0.17
Grupo Aval Ltd. 4.750%, 09/26/2022		200,000	185,500	0.08
Gruposura Finance 5.700%, 05/18/2021		200,000	207,000	0.09
Millicom International Cellular S.A. 6.625%, 10/15/2021		800,000	805,208	0.33
			3,585,809	1.48
Czech Republic (Cost $2,020,596)
EP Energy A.S. 5.875%, 11/01/2019	EUR	300,000	440,043	0.18
New World Resources N.V. 7.875%, 05/01/2018	EUR	1,240,000	953,261	0.39
New World Resources N.V. 7.875%, 01/15/2021	EUR	450,000	104,475	0.05
			1,497,779	0.62
El Salvador (Cost $534,989)
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		500,000	529,375	0.22
			529,375	0.22
Guatemala (Cost $1,277,029)
Comcel Trust 6.875%, 02/06/2024		1,300,000	1,277,029	0.53
			1,277,029	0.53
Hong Kong (Cost $3,126,308)
Bank of East Asia Ltd. 6.125%, 07/16/2020		500,000	545,992	0.23
CFG Investment S.A.C. 9.750%, 07/30/2019(2)		200,000	195,800	0.08
HKCG Finance Ltd. 6.250%, 08/07/2018		100,000	115,256	0.05
Hutchison Whampoa International 11 Ltd. 4.625%, 01/13/2022		400,000	416,140	0.17
Noble Group Ltd. 4.875%, 08/05/2015		100,000	103,500	0.04
Noble Group Ltd. 6.750%, 01/29/2020		100,000	105,225	0.04
PCCW-HKT Capital No 3 Ltd. 5.250%, 07/20/2015		350,000	368,810	0.15
PCCW-HKT Capital No 4 Ltd. 4.250%, 02/24/2016		525,000	551,843	0.23
PCCW-HKT Capital No 5 Ltd. 3.750%, 03/08/2023		200,000	181,671	0.07
Wharf Finance Ltd. 6.125%, 11/06/2017		300,000	334,791	0.14
Wiseyear Holdings Ltd. 5.000%, 02/15/2017		200,000	212,381	0.09
			3,131,409	1.29
India (Cost $9,640,340)
Bank of Baroda 4.875%, 07/23/2019(4)		200,000	200,551	0.08
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/2023		1,200,000	1,111,500	0.46
ICICI Bank Ltd. 5.750%, 11/16/2020		200,000	209,026	0.09
Jaiprakash Associates Ltd. 5.750%, 09/08/2017		600,000	483,750	0.20
Reliance Holdings USA, Inc. 5.400%, 02/14/2022		500,000	515,890	0.21
Suzlon Energy Ltd. 5.000%, 04/13/2016(2)		2,000,000	940,000	0.39
Vedanta Resources PLC 6.000%, 01/31/2019		1,600,000	1,516,000	0.62

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
India - (continued)
Vedanta Resources PLC 8.250%, 06/07/2021		2,600,000	$2,600,000	1.07
Vedanta Resources PLC 7.125%, 05/31/2023		1,900,000	1,698,125	0.70
			9,274,842	3.82
Indonesia (Cost $2,029,878)
Bank Rakyat Indonesia Persero Tbk PT 2.950%, 03/28/2018		200,000	188,000	0.08
Bumi Investment Pte Ltd. 10.750%, 10/06/2017		200,000	134,000	0.05
Enercoal Resources Pte Ltd. 9.250%, 08/05/2014		200,000	120,000	0.05
Indo Energy Finance B.V. 7.000%, 05/07/2018		200,000	199,000	0.08
Indo Energy Finance II B.V. 6.375%, 01/24/2023		900,000	720,000	0.30
Indosat Palapa Co. B.V. 7.375%, 07/29/2020		500,000	542,500	0.22
			1,903,500	0.78
Israel (Cost $6,096,779)
Altice Financing S.A. 7.875%, 12/15/2019		800,000	868,000	0.36
Altice Financing S.A. 8.000%, 12/15/2019	EUR	1,400,000	2,063,781	0.85
Altice Financing S.A. 6.500%, 01/15/2022(4)		700,000	710,500	0.29
Altice Finco S.A. 9.875%, 12/15/2020		400,000	448,000	0.19
Altice Finco S.A. 9.000%, 06/15/2023	EUR	200,000	293,882	0.12
Israel Electric Corp. Ltd. 5.625%, 06/21/2018		800,000	852,000	0.35
Israel Electric Corp. Ltd. 7.250%, 01/15/2019		700,000	784,803	0.32
Israel Electric Corp. Ltd. 6.875%, 06/21/2023		200,000	216,500	0.09
			6,237,466	2.57
Jamaica (Cost $21,148,069)
Digicel Group Ltd. 10.500%, 04/15/2018		3,850,000	4,092,550	1.68
Digicel Group Ltd. 8.250%, 09/30/2020(2)		8,800,000	9,152,000	3.77
Digicel Ltd. 7.000%, 02/15/2020		1,500,000	1,522,500	0.63
Digicel Ltd. 6.000%, 04/15/2021		6,410,000	6,217,700	2.56
			20,984,750	8.64
Kazakhstan (Cost $8,831,875)
ATF Bank JSC 9.000%, 05/11/2016		200,000	198,000	0.08
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		800,000	716,000	0.30
Kaspi Bank JSC 9.875%, 10/28/2016		1,170,000	1,193,400	0.49
KazAgro National Management Holding JSC 4.625%, 05/24/2023		200,000	181,000	0.07
Kazkommertsbank JSC 7.875%, 04/07/2014		1,100,000	1,101,650	0.45
Kazkommertsbank JSC 8.000%, 11/03/2015		800,000	812,000	0.33
Kazkommertsbank JSC 7.500%, 11/29/2016		700,000	694,722	0.29
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	1,550,000	2,085,677	0.86
Kazkommertsbank JSC 8.500%, 05/11/2018		1,000,000	982,500	0.41
Zhaikmunai LLP 7.125%, 11/13/2019		900,000	936,000	0.39
			8,900,949	3.67
Kuwait (Cost $348,409)
Kuwait Projects Co. 9.375%, 07/15/2020		300,000	363,000	0.15
			363,000	0.15
Lithuania (Cost $936,200)
Bite Finance International B.V., FRN 7.718%, 02/15/2018	EUR	700,000	964,312	0.40
			964,312	0.40
Malaysia (Cost $403,961)
IOI Investment L Bhd. 4.375%, 06/27/2022		200,000	190,902	0.08
Malayan Banking Bhd., FRN 3.250%, 09/20/2022		200,000	198,000	0.08
			388,902	0.16
Mexico (Cost $24,429,073)
Alpek S.A. de C.V. 4.500%, 11/20/2022		400,000	378,000	0.16
America Movil S.A.B. de C.V., FRN 1.244%, 09/12/2016		300,000	303,013	0.12

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
America Movil S.A.B. de C.V. 3.125%, 07/16/2022		200,000	$185,302	0.08
America Movil S.A.B. de C.V. 6.450%, 12/05/2022	MXN	11,500,000	777,958	0.32
BBVA Bancomer S.A. 6.500%, 03/10/2021		600,000	644,250	0.27
BBVA Bancomer S.A. 6.750%, 09/30/2022		350,000	374,937	0.15
Cemex Espana Luxembourg 9.875%, 04/30/2019		1,150,000	1,293,750	0.53
Cemex Espana Luxembourg 9.250%, 05/12/2020		2,879,000	3,113,638	1.28
Cemex Finance LLC 9.375%, 10/12/2022		4,100,000	4,571,500	1.88
Cemex S.A.B. de C.V. 9.000%, 01/11/2018		1,350,000	1,458,000	0.60
Cemex S.A.B. de C.V. 9.500%, 06/15/2018		1,200,000	1,347,000	0.55
Cemex S.A.B. de C.V. 5.875%, 03/25/2019		900,000	900,000	0.37
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		1,300,000	1,319,500	0.54
Cemex S.A.B. de C.V. 7.250%, 01/15/2021		1,800,000	1,849,500	0.76
Comision Federal de Electricidad 4.875%, 05/26/2021		200,000	206,000	0.08
Corp. GEO S.A.B. de C.V. 9.250%, 06/30/2020(3)		100,000	12,750	0.01
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(3)		200,000	25,500	0.01
Desarrolladora Homex S.A.B. de C.V. 9.500%, 12/11/2019(3)		100,000	12,000	0.01
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020(3)		100,000	12,000	0.01
Empresas ICA S.A.B. de C.V. 8.375%, 07/24/2017		1,760,000	1,777,600	0.73
Fomento Economico Mexicano S.A.B. de C.V. 2.875%, 05/10/2023		500,000	448,293	0.18
Fresnillo PLC 5.500%, 11/13/2023		300,000	291,000	0.12
Grupo Televisa S.A.B. 6.625%, 03/18/2025		370,000	421,947	0.17
Mexichem S.A.B. de C.V. 4.875%, 09/19/2022		475,000	454,219	0.19
NII Capital Corp. 7.625%, 04/01/2021		794,000	335,465	0.14
Red de Carreteras de Occidente S.A.P.I.B. de C.V. 9.000%, 06/10/2028	MXN	4,800,000	314,339	0.13
Urbi Desarrollos Urbanos S.A.B. de C.V. 8.500%, 04/19/2016(3)		100,000	13,000	0.01
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.500%, 01/21/2020(2)(3)		500,000	65,000	0.03
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022(2)(3)		850,000	110,500	0.05
			23,015,961	9.48
Mongolia (Cost $3,276,341)
Mongolian Mining Corp. 8.875%, 03/29/2017		3,450,000	2,453,813	1.01
Trade & Development Bank of Mongolia LLC 8.500%, 09/20/2015		400,000	393,630	0.16
			2,847,443	1.17
Nigeria (Cost $4,787,415)
Afren PLC 6.625%, 12/09/2020(4)		1,200,000	1,194,000	0.49
FBN Finance Co. B.V., FRN 8.250%, 08/07/2020		1,600,000	1,668,000	0.69
Sea Trucks Group 9.000%, 03/26/2018(4)		2,000,000	1,920,000	0.79
			4,782,000	1.97
Panama (Cost $648,496)
Sable International Finance Ltd. 8.750%, 02/01/2020		600,000	675,000	0.28
			675,000	0.28
Paraguay (Cost $1,289,172)
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016		150,000	162,000	0.07

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Paraguay - (continued)
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/2022		1,100,000	$1,122,000	0.46
			1,284,000	0.53
Peru (Cost $4,872,991)
Ajecorp B.V. 6.500%, 05/14/2022		1,650,000	1,575,750	0.65
Alicorp S.A.A. 3.875%, 03/20/2023		350,000	314,563	0.13
Banco de Credito del Peru 4.250%, 04/01/2023		200,000	183,000	0.08
Banco Internacional del Peru S.A.A. 5.750%, 10/07/2020		200,000	204,750	0.08
BBVA Banco Continental S.A. 5.000%, 08/26/2022		400,000	397,500	0.16
Corp. Azucarera del Peru S.A. 6.375%, 08/02/2022		700,000	543,410	0.22
Southern Copper Corp. 3.500%, 11/08/2022		800,000	744,462	0.31
Southern Copper Corp. 6.750%, 04/16/2040		100,000	96,492	0.04
Transportadora de Gas del Peru S.A. 4.250%, 04/30/2028		400,000	346,000	0.14
Volcan Cia Minera S.A.A. 5.375%, 02/02/2022		200,000	185,000	0.08
			4,590,927	1.89
Philippines (Cost $1,766,648)
JGSH Philippines Ltd. 4.375%, 01/23/2023		600,000	549,000	0.23
Petron Corp. 7.000%, 11/10/2017	PHP	50,000,000	1,100,695	0.45
			1,649,695	0.68
Poland (Cost $2,239,774)
Eileme 1 AB 14.250%, 08/15/2020(5)		428,500	470,279	0.20
Koleje Mazowieckie Finance AB 6.750%, 03/09/2016	EUR	125,000	175,331	0.07
PKO Finance AB 4.630%, 09/26/2022		600,000	603,000	0.25
Polish Television Holding B.V. 11.000%, 01/15/2021(5)	EUR	700,000	1,045,579	0.43
			2,294,189	0.95
Qatar (Cost $1,863,409)
CBQ Finance Ltd. 7.500%, 11/18/2019		400,000	474,026	0.20
Nakilat, Inc. 6.267%, 12/31/2033		92,602	99,084	0.04
Qtel International Finance Ltd. 6.500%, 06/10/2014		500,000	508,500	0.21
Qtel International Finance Ltd. 5.000%, 10/19/2025		200,000	201,500	0.08
Qtel International Finance Ltd. 4.500%, 01/31/2043		300,000	263,250	0.11
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.838%, 09/30/2027		250,000	265,625	0.11
			1,811,985	0.75
Russian Federation (Cost $28,518,076)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		2,400,000	2,544,000	1.05
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.750%, 04/28/2021		2,100,000	2,252,250	0.93
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		1,400,000	1,443,120	0.59
CEDC Finance Corp. International, Inc., FRN 8.000%, 04/30/2018		815,127	760,830	0.31
CEDC Finance Corp. International, Inc. 10.000%, 04/30/2018(5)		355,296	312,949	0.13
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		800,000	805,000	0.33
Far East Capital Ltd. S.A. 8.000%, 05/02/2018		800,000	714,000	0.29
Far East Capital Ltd. S.A. 8.750%, 05/02/2020		500,000	442,500	0.18
Gazprom Neft OAO Via GPN Capital S.A. 4.375%, 09/19/2022		400,000	361,000	0.15
Gazprom OAO Via Gaz Capital S.A. 6.212%, 11/22/2016		200,000	220,960	0.09
Gazprom OAO Via Gaz Capital S.A. 5.136%, 03/22/2017	EUR	100,000	145,803	0.06
Gazprom OAO Via Gaz Capital S.A. 8.625%, 04/28/2034		100,000	116,875	0.05

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Lukoil International Finance B.V. 6.356%, 06/07/2017		100,000	$110,775	0.05
Lukoil International Finance B.V. 4.563%, 04/24/2023		200,000	184,500	0.08
Metalloinvest Finance Ltd. 5.625%, 04/17/2020		1,100,000	1,056,000	0.43
MMC Norilsk Nickel OJSC via MMC Finance Ltd. 5.550%, 10/28/2020		200,000	197,000	0.08
Novatek OAO via Novatek Finance Ltd. 5.326%, 02/03/2016		200,000	210,550	0.09
Novatek OAO via Novatek Finance Ltd. 4.422%, 12/13/2022		200,000	182,550	0.07
Petropavlovsk 2010 Ltd. 4.000%, 02/18/2015		600,000	450,072	0.19
Phosagro OAO via Phosagro Bond Funding Ltd. 4.204%, 02/13/2018		600,000	590,250	0.24
Promsvyazbank OJSC Via PSB Finance S.A. 11.250%, 07/08/2016		100,000	110,875	0.05
Promsvyazbank OJSC Via PSB Finance S.A. 8.500%, 04/25/2017		900,000	963,000	0.40
Promsvyazbank OJSC Via PSB Finance S.A. 10.200%, 11/06/2019		1,400,000	1,477,000	0.61
Rosneft Finance S.A. 7.875%, 03/13/2018		100,000	114,125	0.05
Rosneft Finance S.A. 7.250%, 02/02/2020		400,000	448,000	0.18
Rosneft Oil Co. via Rosneft International Finance Ltd. 3.149%, 03/06/2017		400,000	402,080	0.17
Rosneft Oil Co. via Rosneft International Finance Ltd. 4.199%, 03/06/2022		200,000	180,750	0.07
Russian Standard Bank Via Russian Standard Finance S.A. 9.250%, 07/11/2017		1,400,000	1,438,500	0.59
Russian Standard Bank Via Russian Standard Finance S.A. 10.750%, 04/10/2018		1,600,000	1,584,000	0.65
Sberbank of Russia Via SB Capital S.A. 5.499%, 07/07/2015		400,000	422,760	0.17
Sberbank of Russia Via SB Capital S.A. 4.950%, 02/07/2017		200,000	210,750	0.09
Tinkoff Credit Systems Via TCS Finance Ltd. 11.500%, 04/21/2014		200,000	201,536	0.08
Tinkoff Credit Systems Via TCS Finance Ltd. 10.750%, 09/18/2015		800,000	840,000	0.35
Tinkoff Credit Systems Via TCS Finance Ltd. 14.000%, 06/06/2018		700,000	759,500	0.31
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		200,000	208,250	0.09
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		400,000	383,032	0.16
VEB-Leasing Via VEB Leasing Investment Ltd. 5.125%, 05/27/2016		200,000	209,500	0.09
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		2,300,000	2,478,250	1.02
VimpelCom Holdings B.V. 9.000%, 02/13/2018	RUB	23,200,000	646,461	0.27
VimpelCom Holdings B.V. 7.504%, 03/01/2022		800,000	831,000	0.34
VimpelCom Holdings B.V. 5.950%, 02/13/2023		400,000	375,000	0.15
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		100,000	105,500	0.04
VTB Bank OJSC Via VTB Capital S.A. 6.465%, 03/04/2015		500,000	524,300	0.22
VTB Bank OJSC Via VTB Capital S.A. 6.950%, 10/17/2022		200,000	199,998	0.08
			28,215,151	11.62

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Saudi Arabia (Cost $899,844)
SABIC Capital II B.V. 2.625%, 10/03/2018		300,000	$297,150	0.12
Saudi Electricity Global Sukuk Co. 2.665%, 04/03/2017		200,000	204,760	0.08
Saudi Electricity Global Sukuk Co. 4.211%, 04/03/2022		200,000	201,750	0.08
Saudi Electricity Global Sukuk Co. 2 5.060%, 04/08/2043		200,000	181,750	0.08
			885,410	0.36
Singapore (Cost $1,993,301)
Jasper Explorer PLC 13.500%, 05/27/2016(2)		400,000	394,000	0.16
MMI International Ltd. 8.000%, 03/01/2017		400,000	392,000	0.16
Pacnet Ltd. 9.000%, 12/12/2018(4)		800,000	820,000	0.34
SingTel Group Treasury Pte Ltd. 4.500%, 09/08/2021		200,000	213,423	0.09
United Overseas Bank Ltd., FRN 2.875%, 10/17/2022		200,000	200,300	0.08
			2,019,723	0.83
South Africa (Cost $6,258,647)
AngloGold Ashanti Holdings PLC 6.500%, 04/15/2040		190,000	150,741	0.06
Edcon Holdings Pty Ltd. 13.375%, 06/30/2019	EUR	1,300,000	1,691,944	0.70
Edcon Pty Ltd. 9.500%, 03/01/2018		1,560,000	1,922,278	0.79
Foodcorp Pty Ltd. 8.750%, 03/01/2018	EUR	720,000	1,052,391	0.44
Myriad International Holdings B.V. 6.000%, 07/18/2020		400,000	420,000	0.17
Sappi Papier Holding GmbH 8.375%, 06/15/2019		200,000	221,000	0.09
Sappi Papier Holding GmbH 6.625%, 04/15/2021		700,000	703,500	0.29
			6,161,854	2.54
South Korea (Cost $3,433,236)
Hana Bank 3.500%, 10/25/2017		200,000	208,804	0.09
Korea Gas Corp. 2.875%, 07/29/2018		1,150,000	1,166,387	0.48
Korea Hydro & Nuclear Power Co. Ltd. 6.250%, 06/17/2014		300,000	305,599	0.13
Korea Hydro & Nuclear Power Co. Ltd. 4.750%, 07/13/2021		200,000	215,488	0.09
Lotte Shopping Co. Ltd. 3.875%, 04/07/2016		200,000	208,364	0.08
Lotte Shopping Co. Ltd. 3.375%, 05/09/2017		200,000	206,333	0.08
Shinhan Bank 1.875%, 07/30/2018		500,000	489,595	0.20
SK Innovation Co. Ltd. 3.625%, 08/14/2018		400,000	412,200	0.17
Woori Bank Co. Ltd. 5.875%, 04/13/2021		200,000	221,690	0.09
			3,434,460	1.41
Taiwan (Cost $102,097)
Cathay United Bank Co. Ltd., FRN 5.500%, 10/05/2020		100,000	102,000	0.04
			102,000	0.04
Tanzania (Cost $434,413)
Standard Bank PLC 8.125%, 12/02/2019		400,000	446,600	0.18
			446,600	0.18
Thailand (Cost $631,248)
PTT Global Chemical PCL 4.250%, 09/19/2022		200,000	187,640	0.08
Siam Commercial Bank Ltd. 3.900%, 11/14/2016		400,000	420,300	0.17
			607,940	0.25
Turkey (Cost $2,506,869)
Akbank T.A.S. 5.000%, 10/24/2022		200,000	178,000	0.07
Anadolu Efes Biracilik Ve Malt Sanayii A.S. 3.375%, 11/01/2022		200,000	155,750	0.06
KOC Holding A.S. 3.500%, 04/24/2020		200,000	168,750	0.07
Tupras Turkiye Petrol Rafinerileri A.S. 4.125%, 05/02/2018		200,000	182,500	0.08
Turkiye Garanti Bankasi A.S. 5.250%, 09/13/2022		200,000	179,750	0.07
Turkiye Halk Bankasi A.S. 3.875%, 02/05/2020		200,000	173,000	0.07
Turkiye Sise ve Cam Fabrikalari A.S. 4.250%, 05/09/2020		1,200,000	1,035,000	0.43
Yapi ve Kredi Bankasi A.S. 4.000%, 01/22/2020		200,000	173,132	0.07

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Yuksel Insaat A.S. 9.500%, 11/10/2015		100,000	$67,000	0.03
			2,312,882	0.95
Ukraine (Cost $13,200,250)
Avangardco Investments Public Ltd. 10.000%, 10/29/2015		200,000	196,920	0.08
DTEK Finance B.V. 9.500%, 04/28/2015		300,000	292,500	0.12
DTEK Finance PLC 7.875%, 04/04/2018		2,600,000	2,307,500	0.95
Ferrexpo Finance PLC 7.875%, 04/07/2016		2,500,000	2,288,700	0.94
Metinvest B.V. 10.250%, 05/20/2015		1,000,000	994,160	0.41
Metinvest B.V. 8.750%, 02/14/2018		2,050,000	1,875,750	0.77
MHP S.A. 10.250%, 04/29/2015(2)		1,600,000	1,593,859	0.66
MHP S.A. 8.250%, 04/02/2020		1,000,000	825,200	0.34
Mriya Agro Holding PLC 9.450%, 04/19/2018		300,000	243,000	0.10
NTRP Via Interpipe Ltd. 10.250%, 08/02/2017		200,000	158,000	0.07
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		300,000	259,500	0.11
UKRLANDFARMING PLC 10.875%, 03/26/2018		1,600,000	1,440,000	0.59
			12,475,089	5.14
United Arab Emirates (Cost $20,207,164)
Abu Dhabi National Energy Co. 5.875%, 12/13/2021		270,000	304,560	0.12
Abu Dhabi National Energy Co. 3.625%, 01/12/2023		700,000	663,250	0.27
ADCB Finance Cayman Ltd., FRN 3.125%, 05/28/2023		200,000	187,878	0.08
Anka a Sukuk Ltd. 10.000%, 08/25/2016	AED	13,400,000	4,017,446	1.65
Dana Gas Sukuk Ltd. 7.000%, 10/31/2017		148,200	168,207	0.07
Dana Gas Sukuk Ltd. 9.000%, 10/31/2017		877,200	875,007	0.36
DP World Ltd. 6.850%, 07/02/2037		700,000	717,500	0.29
DP World Sukuk Ltd. 6.250%, 07/02/2017		700,000	774,200	0.32
Dubai Electricity & Water Authority 6.375%, 10/21/2016		200,000	221,600	0.09
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	4,100,000	7,034,865	2.90
Dubai World 1.000%, 09/30/2015(2)		603,700	444,474	0.18
Dubai World 1.000%, 09/30/2018(2)		1,496,300	1,017,484	0.42
Emirates NBD PJSC 4.625%, 03/28/2017		200,000	210,400	0.09
Jafz Sukuk Ltd. 7.000%, 06/19/2019		1,200,000	1,360,560	0.56
MAF Global Securities Ltd. 5.250%, 07/05/2019		800,000	840,000	0.35
MAF Sukuk Ltd. 5.850%, 02/07/2017		200,000	217,240	0.09
Mashreqbank PSC, FRN 1.364%, 01/24/2017		100,000	92,014	0.04
Sukuk Funding No. 3 Ltd. 4.348%, 12/03/2018		1,500,000	1,520,475	0.63
			20,667,160	8.51
Vietnam (Cost $951,741)
Vingroup JSC 11.625%, 05/07/2018		900,000	960,750	0.40
			960,750	0.40
Total Debt Securities (Cost $237,020,654)			231,340,919	95.29

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.(2)	78,275	$8,219	0.01
		8,219	0.01
Kazakhstan (Cost $214,500)
BTA Bank JSC GDR (Registered)	7,399	4,069	—
		4,069	—
Total Equity Securities (Cost $214,500)		12,288	0.01

	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $3,926)
Far East Energy Bermuda Ltd., Exp. 08/23/2014, Strike Price $11.92(2)	186,955	$18,509	0.01

Total Warrants (Cost $3,926)		18,509	0.01

Total Investments (Total Cost $237,239,080)		231,371,716	95.31

Other Assets Less Liabilities		11,393,528	4.69

Net Assets		$242,765,244	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Security determined to be illiquid by the Investment Manager.
(3)	Issuer has defaulted on terms of debt obligation.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(5)	Security is payment in-kind bond.
(6)	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

At January 31, 2014, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/04/2014	HSBC Bank PLC	Brazilian Real	8,375	United States Dollar	3,542	$(75)
02/04/2014	Barclays Wholesale GTS	United States Dollar	3,743	Brazilian Real	8,375	276
02/18/2014	Barclays Wholesale GTS	United States Dollar	7,142,933	British Pound	4,370,276	(40,473)
02/28/2014	Standard Chartered London	Chilean Peso	559,500	United States Dollar	1,020	(16)
02/28/2014	Citibank London	Mexican Peso	387,338	United States Dollar	29,505	(605)
02/28/2014	Goldman Sachs International Ltd. London	Mexican Peso	1,362,662	United States Dollar	103,407	(1,736)
02/28/2014	Standard Chartered London	United States Dollar	556,062	Euro	406,036	8,438

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2014	Chase Manhattan Bank London	United States Dollar	57,764	Mexican Peso	759,598	$1,089
02/28/2014	Deutsche Bank London	United States Dollar	1,230,000	Mexican Peso	16,596,513	(8,293)
02/28/2014	Barclays Wholesale GTS	United States Dollar	687,364	Russian Ruble	23,958,087	10,020
03/06/2014	Deutsche Bank London	United States Dollar	1,968,984	Brazilian Real	4,786,796	2,653
04/15/2014	Barclays Wholesale GTS	Euro	1,320,000	United States Dollar	1,805,328	(24,980)
04/15/2014	Barclays Wholesale GTS	United States Dollar	65,964	Euro	48,202	952
04/15/2014	Barclays Wholesale GTS	United States Dollar	44,411	Euro	32,473	612
04/15/2014	Barclays Wholesale GTS	United States Dollar	44,218	Euro	32,338	603
04/15/2014	Barclays Wholesale GTS	United States Dollar	42,481	Euro	31,077	567
04/15/2014	Barclays Wholesale GTS	United States Dollar	39,867	Euro	29,528	41
04/15/2014	Deutsche Bank London	United States Dollar	21,158,243	Euro	15,572,245	155,198
04/15/2014	Deutsche Bank London	United States Dollar	42,065	Euro	30,891	401
04/30/2014	Chase Manhattan Bank London	United States Dollar	8,594	Mexican Peso	115,294	33
04/30/2014	Citibank London	United States Dollar	24,095	Mexican Peso	323,120	103
04/30/2014	CSFB Global Foreign Exchange London	United States Dollar	17,517	Mexican Peso	234,701	90
04/30/2014	Standard Chartered London	United States Dollar	15,239	Mexican Peso	204,787	34
05/05/2014	HSBC Bank PLC	United States Dollar	3,467	Brazilian Real	8,375	78

Total						$105,010

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock	$—	$12,288	$—	$12,288
Corporate Bonds	—	218,790,217	—	218,790,217
Corporate Convertible Bonds	—	2,160,241	—	2,160,241
Government Bonds	—	214,500	—	214,500
Index Linked Corporate Bonds	—	836,316	—	836,316
Financial Certificates	—	9,339,645	—	9,339,645
Warrants	—	18,509	—	18,509

Total Investments	$—	$231,371,716	$—	$231,371,716

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$181,188	$—	$181,188
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(76,178)	—	(76,178)

Total Other Financial Instruments	$—	$105,010	$—	$105,010

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2014 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At January 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$237,264,100

Gross tax appreciation of investments	$1,689,944
Gross tax depreciation of investments	(7,582,328)

Net tax depreciation of investments	$(5,892,384)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $7,871,211)
Brazil Letras do Tesouro Nacional 9.955%, 01/01/2016(2)	BRL	9,840,000	$3,244,968	4.61
Brazil Letras do Tesouro Nacional 9.347%, 01/01/2017(2)	BRL	14,510,000	4,202,690	5.98
			7,447,658	10.59
Chile (Cost $231,025)
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	20,000,000	38,382	0.05
Chile (Rep of) 5.500%, 08/05/2020	CLP	81,000,000	146,200	0.21
			184,582	0.26
Colombia (Cost $3,658,403)
Colombia (Rep of) 12.000%, 10/22/2015	COP	759,000,000	419,235	0.60
Colombia (Rep of) 7.750%, 04/14/2021	COP	900,000,000	482,161	0.69
Colombia (Rep of) 4.375%, 03/21/2023	COP	369,000,000	157,874	0.22
Colombian TES 7.000%, 05/04/2022	COP	1,631,000,000	801,048	1.14
Colombian TES 10.000%, 07/24/2024	COP	1,414,000,000	842,470	1.20
Colombian TES 7.500%, 08/26/2026	COP	1,095,000,000	537,037	0.76
			3,239,825	4.61
Ghana (Cost $171,152)
Ghana (Rep of) 21.000%, 10/26/2015(3)	GHS	320,000	137,059	0.19
			137,059	0.19
Hungary (Cost $3,350,548)
Hungary (Rep of) 7.750%, 08/24/2015	HUF	39,390,000	180,290	0.26
Hungary (Rep of) 5.500%, 12/22/2016	HUF	133,700,000	593,811	0.84
Hungary (Rep of) 6.750%, 11/24/2017	HUF	293,690,000	1,348,609	1.92
Hungary (Rep of) 6.500%, 06/24/2019	HUF	12,840,000	58,403	0.08
Hungary (Rep of) 7.000%, 06/24/2022	HUF	215,300,000	983,111	1.40
Hungary (Rep of) 6.000%, 11/24/2023	HUF	40,300,000	172,510	0.24
			3,336,734	4.74
Indonesia (Cost $687,099)
Indonesia (Rep of) 8.375%, 03/15/2024	IDR	100,000,000	7,964	0.01
Indonesia (Rep of) 6.125%, 05/15/2028	IDR	5,100,000,000	313,268	0.45
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	900,000,000	70,893	0.10
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	840,000,000	61,779	0.09
			453,904	0.65
Malaysia (Cost $3,843,051)
Malaysia (Rep of) 4.012%, 09/15/2017	MYR	660,000	199,851	0.28
Malaysia (Rep of) 3.314%, 10/31/2017	MYR	1,350,000	398,836	0.57
Malaysia (Rep of) 3.580%, 09/28/2018	MYR	1,600,000	472,959	0.67
Malaysia (Rep of) 4.378%, 11/29/2019	MYR	2,359,000	717,228	1.02
Malaysia (Rep of) 3.492%, 03/31/2020	MYR	2,400,000	694,487	0.99
Malaysia (Rep of) 3.889%, 07/31/2020	MYR	200,000	59,087	0.08
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	1,250,000	371,945	0.53
Malaysia (Rep of) 3.480%, 03/15/2023	MYR	1,050,000	294,318	0.42
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	400,000	118,763	0.17
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	535,000	158,561	0.23
			3,486,035	4.96
Mexico (Cost $3,669,477)
Mexican Bonos 7.500%, 06/03/2027	MXN	13,500,000	1,051,666	1.49
Mexican Bonos 8.500%, 05/31/2029	MXN	13,000,000	1,081,248	1.54
Mexican Bonos 7.750%, 05/29/2031	MXN	6,300,000	483,684	0.69
Mexican Bonos 8.500%, 11/18/2038	MXN	7,700,000	623,557	0.89

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	2,540,000	$179,402	0.25
			3,419,557	4.86
Nigeria (Cost $1,587,646)
Nigeria (Rep of) 16.000%, 06/29/2019	NGN	78,000,000	519,808	0.74
Nigeria (Rep of) 16.390%, 01/27/2022	NGN	62,000,000	429,190	0.61
Nigeria Treasury Bill 10.425%, 04/10/2014(2)	NGN	30,000,000	180,338	0.26
Nigeria Treasury Bill 10.906%, 04/24/2014(2)	NGN	57,600,000	344,535	0.49
			1,473,871	2.10
Peru (Cost $1,311,937)
Peru (Rep of) 8.600%, 08/12/2017	PEN	710,000	287,521	0.41
Peru (Rep of) 8.200%, 08/12/2026	PEN	1,437,000	578,516	0.82
Peru (Rep of) 6.950%, 08/12/2031	PEN	390,000	130,622	0.18
Peru (Rep of) 6.900%, 08/12/2037	PEN	577,000	188,756	0.27
Peru (Rep of) 6.850%, 02/12/2042	PEN	174,000	55,763	0.08
			1,241,178	1.76
Philippines (Cost $519,726)
Philippines (Rep of) 6.250%, 01/14/2036	PHP	20,000,000	443,513	0.63
			443,513	0.63
Poland (Cost $2,174,894)
Poland (Rep of) 5.500%, 04/25/2015	PLN	1,500,000	490,641	0.70
Poland (Rep of) 3.000%, 08/24/2016	PLN	483,000	204,909	0.29
Poland (Rep of) 5.750%, 10/25/2021	PLN	430,000	146,530	0.21
Poland (Rep of) 5.750%, 09/23/2022	PLN	1,805,000	614,456	0.87
Poland (Rep of) 2.750%, 08/25/2023	PLN	618,000	235,795	0.34
Poland (Rep of) 4.000%, 10/25/2023	PLN	1,100,000	329,791	0.47
Poland (Rep of) 5.750%, 04/25/2029	PLN	400,000	136,675	0.19
			2,158,797	3.07
Romania (Cost $1,363,548)
Romania (Rep of) 5.850%, 07/28/2014	RON	1,520,000	459,885	0.65
Romania (Rep of) 5.800%, 10/26/2015	RON	1,460,000	457,971	0.65
Romania (Rep of) 5.900%, 07/26/2017	RON	760,000	239,538	0.34
Romania (Rep of) 5.600%, 11/28/2018	RON	170,000	52,564	0.07
Romania (Rep of) 5.750%, 04/29/2020	RON	400,000	123,200	0.18
Romania (Rep of) 5.850%, 04/26/2023	RON	270,000	81,778	0.12
			1,414,936	2.01
Russian Federation (Cost $10,642,218)
Russian Federal Bond - OFZ 7.400%, 04/19/2017	RUB	75,313,000	2,137,973	3.04
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	36,772,000	1,044,504	1.48
Russian Federal Bond - OFZ 6.200%, 01/31/2018	RUB	35,470,000	964,155	1.37
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	18,634,000	526,436	0.75
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	40,979,000	1,153,517	1.64
Russian Federal Bond - OFZ 6.800%, 12/11/2019	RUB	46,828,000	1,264,902	1.80
Russian Federal Bond - OFZ 6.400%, 05/27/2020	RUB	7,680,000	201,008	0.29
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	25,809,000	714,389	1.01
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	5,507,000	150,789	0.21
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	10,884,000	286,103	0.41
Russian Federal Bond - OFZ 7.000%, 08/16/2023	RUB	5,106,000	133,639	0.19
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	16,749,000	472,896	0.67
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	9,358,000	238,327	0.34
			9,288,638	13.20
South Africa (Cost $9,070,225)
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	20,850,000	1,889,194	2.69
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	17,300,000	1,539,352	2.19
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	18,000,000	1,519,021	2.16

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa - (continued)
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	400,000	$40,203	0.06
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	800,000	64,465	0.09
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	10,730,000	775,044	1.10
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	5,900,000	379,121	0.54
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	4,600,000	295,668	0.42
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	2,700,000	226,347	0.32
Transnet SOC Ltd. 9.500%, 05/13/2021	ZAR	2,200,000	186,320	0.26
			6,914,735	9.83
Thailand (Cost $3,883,750)
Thailand (Rep of) 3.250%, 06/16/2017	THB	5,500,000	168,489	0.24
Thailand (Rep of) 3.450%, 03/08/2019	THB	2,500,000	76,054	0.11
Thailand (Rep of) 3.875%, 06/13/2019	THB	47,000,000	1,460,860	2.08
Thailand (Rep of) 1.200%, 07/14/2021	THB	15,000,000	443,268	0.63
Thailand (Rep of) 3.650%, 12/17/2021	THB	9,500,000	284,964	0.40
Thailand (Rep of) 5.500%, 03/13/2023	THB	1,700,000	57,655	0.08
Thailand (Rep of) 3.625%, 06/16/2023	THB	20,661,000	610,168	0.87
Thailand (Rep of) 4.750%, 12/20/2024	THB	5,280,000	168,768	0.24
Thailand (Rep of) 1.250%, 03/12/2028	THB	9,000,000	234,175	0.33
Thailand (Rep of) 5.670%, 03/13/2028	THB	1,000,000	34,943	0.05
			3,539,344	5.03
Turkey (Cost $5,886,658)
Turkey (Rep of) 9.000%, 05/21/2014	TRY	847,000	537,978	0.76
Turkey (Rep of) 8.300%, 06/20/2018	TRY	1,480,000	602,318	0.86
Turkey (Rep of) 4.000%, 04/01/2020	TRY	841,000	496,914	0.71
Turkey (Rep of) 9.500%, 01/12/2022	TRY	960,000	410,227	0.58
Turkey (Rep of) 3.000%, 02/23/2022	TRY	3,340,000	1,610,286	2.29
Turkey (Rep of) 8.500%, 09/14/2022	TRY	1,040,000	417,914	0.59
Turkey (Rep of) 7.100%, 03/08/2023	TRY	1,130,000	414,640	0.59
			4,490,277	6.38
Uruguay (Cost $1,317,240)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	5,200,000	431,391	0.61
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	1,929,000	141,320	0.20
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	5,200,000	272,914	0.39
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	2,570,000	159,396	0.23
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	700,000	77,610	0.11
			1,082,631	1.54
Total Debt Securities (Cost $61,239,808)			53,753,274	76.41
Total Investments in Securities (Cost $61,239,808)			53,753,274	76.41

Fully Funded Total Return Swaps

Indonesia (Cost $4,076,981)
Indonesia (Rep of), Issued by Barclays, 9.500%, 07/15/2031	IDR	2,932,000,000	239,214	0.34
Indonesia (Rep of), Issued by Credit Suisse, 8.375%, 09/15/2026	IDR	2,100,000,000	159,308	0.23
Indonesia (Rep of), Issued by Deutsche Bank, 11.500%, 09/15/2019	IDR	9,536,000,000	882,529	1.25
Indonesia (Rep of), Issued by Deutsche Bank, 7.000%, 05/15/2027	IDR	2,700,000,000	180,442	0.26
Indonesia (Rep of), Issued by Deutsche Bank, 9.500%, 07/15/2031	IDR	3,200,000,000	261,079	0.37

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Indonesia (Rep of), Issued by Deutsche Bank, 6.625%, 05/15/2033	IDR	1,350,000,000	$81,818	0.12
Indonesia (Rep of), Issued by HSBC, 10.500%, 08/15/2030	IDR	2,180,000,000	191,933	0.27
Indonesia (Rep of), Issued by HSBC, 8.250%, 06/15/2032	IDR	30,000,000	2,168	—
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 09/15/2026	IDR	6,200,000,000	470,337	0.67
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	3,410,000,000	300,225	0.43
			2,769,053	3.94
Total Fully Funded Total Return Swaps (Cost $4,076,981)			2,769,053	3.94

Total Investments (Total Cost $65,316,789)			56,522,327	80.35

Other Assets Less Liabilities			13,821,884	19.65

Net Assets			$70,344,211	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Security determined to be illiquid by the Investment Manager.

Percentages shown are based on net assets.

At January 31, 2014, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/03/2014	Barclays Wholesale GTS	Hungarian Forint	9,700,439	United States Dollar	43,336	$(1,431)
02/03/2014	Barclays Wholesale GTS	Hungarian Forint	9,697,670	United States Dollar	43,336	(1,443)
02/03/2014	Deutsche Bank London	Hungarian Forint	9,702,932	United States Dollar	43,329	(1,414)
02/04/2014	Deutsche Bank London	Brazilian Real	309,240	United States Dollar	131,006	(2,993)
02/04/2014	Deutsche Bank London	Brazilian Real	450,968	United States Dollar	190,684	(4,001)
02/04/2014	HSBC Bank PLC	Brazilian Real	309,405	United States Dollar	130,810	(2,729)
02/04/2014	Morgan Stanley & Co. International	Peruvian Neuevo Sol	1,804,965	United States Dollar	638,474	275
02/04/2014	Merrill Lynch International	United States Dollar	122,392	Brazilian Real	289,456	2,568
02/04/2014	Union Bank of Switzerland - London	United States Dollar	322,960	Brazilian Real	780,156	7
02/04/2014	Citibank London	United States Dollar	654,436	Peruvian Neuevo Sol	1,857,290	(2,830)
02/04/2014	CSFB Global Foreign Exchange London	United States Dollar	565,564	Peruvian Neuevo Sol	1,604,335	(2,185)
02/12/2014	Morgan Stanley & Co. International	United States Dollar	792,587	Colombian Peso	1,540,789,960	28,770
02/13/2014	Barclays Wholesale GTS	Thai Baht	17,443,847	United States Dollar	539,139	(11,061)
02/13/2014	HSBC Bank PLC	Thai Baht	8,069,115	United States Dollar	248,625	(4,348)
02/14/2014	Goldman Sachs Intl Ltd. London	Malaysian Ringgit	1,195,429	United States Dollar	372,303	(15,235)
02/28/2014	Citibank London	Colombian Peso	661,216,269	United States Dollar	333,316	(5,813)
02/28/2014	Barclays Wholesale GTS	Czech Koruna	8,047,095	United States Dollar	400,526	(6,293)
02/28/2014	ANZ Banking Corp. Melbourne	Hungarian Forint	29,101,041	United States Dollar	127,097	(1,622)
02/28/2014	Goldman Sachs Intl Ltd. London	Hungarian Forint	41,688,940	United States Dollar	188,971	(9,221)
02/28/2014	HSBC Bank PLC	Hungarian Forint	8,640,800	United States Dollar	40,000	(2,744)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2014	HSBC Bank PLC	Hungarian Forint	22,274,593	United States Dollar	101,748	$(5,706)
02/28/2014	Deutsche Bank London	Indonesian Rupiah	1,909,041,960	United States Dollar	156,865	(573)
02/28/2014	Deutsche Bank London	Indonesian Rupiah	2,629,008,420	United States Dollar	218,811	(3,576)
02/28/2014	Chase Manhattan Bank London	Mexican Peso	23,595,222	United States Dollar	1,794,313	(33,836)
02/28/2014	Citibank London	Mexican Peso	673,878	United States Dollar	51,229	(950)
02/28/2014	Citibank London	Mexican Peso	3,673,984	United States Dollar	279,444	(5,322)
02/28/2014	Citibank London	Mexican Peso	12,679,084	United States Dollar	965,805	(19,798)
02/28/2014	Goldman Sachs Intl Ltd. London	Mexican Peso	44,605,241	United States Dollar	3,384,903	(56,835)
02/28/2014	HSBC Bank PLC	Mexican Peso	7,416,451	United States Dollar	557,346	(3,993)
02/28/2014	Merrill Lynch International	Peruvian Neuevo Sol	1,795,376	United States Dollar	634,095	(2,496)
02/28/2014	Morgan Stanley & Co. International	Peruvian Neuevo Sol	1,586,812	United States Dollar	562,301	(4,073)
02/28/2014	Citibank London	Philippine Peso	33,988,323	United States Dollar	751,740	(2,163)
02/28/2014	Chase Manhattan Bank London	Polish Zloty	886,656	United States Dollar	289,633	(8,824)
02/28/2014	Deutsche Bank London	Polish Zloty	561,826	United States Dollar	177,979	(46)
02/28/2014	Deutsche Bank London	Polish Zloty	221,801	United States Dollar	71,319	(1,074)
02/28/2014	CSFB Global Foreign Exchange London	Russian Ruble	24,478,725	United States Dollar	730,000	(37,936)
02/28/2014	Deutsche Bank London	Russian Ruble	3,367,000	United States Dollar	100,000	(4,808)
02/28/2014	HSBC Bank PLC	Russian Ruble	12,930,840	United States Dollar	385,225	(19,643)
02/28/2014	Barclays Wholesale GTS	South African Rand	4,148,204	United States Dollar	373,329	(1,500)
02/28/2014	Deutsche Bank London	South African Rand	430,709	United States Dollar	40,000	(1,393)
02/28/2014	HSBC Bank PLC	South African Rand	1,033,250	United States Dollar	95,716	(3,099)
02/28/2014	HSBC Bank PLC	South African Rand	2,949,083	United States Dollar	275,075	(10,732)
02/28/2014	Union Bank of Switzerland - London	South African Rand	4,428,138	United States Dollar	390,000	6,920
02/28/2014	Union Bank of Switzerland - London	South African Rand	517,243	United States Dollar	49,405	(3,041)
02/28/2014	Citibank London	Thai Baht	4,132,284	United States Dollar	124,278	719
02/28/2014	Deutsche Bank London	Thai Baht	7,700,000	United States Dollar	236,486	(3,570)
02/28/2014	HSBC Bank PLC	Thai Baht	9,060,000	United States Dollar	277,914	(3,859)
02/28/2014	Morgan Stanley & Co. International	Thai Baht	8,300,000	United States Dollar	255,503	(4,436)
02/28/2014	Barclays Wholesale GTS	Turkish Lira	433,239	United States Dollar	196,838	(6,610)
02/28/2014	Deutsche Bank London	Turkish Lira	583,786	United States Dollar	255,352	979
02/28/2014	Merrill Lynch International	Turkish Lira	256,682	United States Dollar	112,615	90
02/28/2014	Standard Chartered London	United States Dollar	82,449	Chilean Peso	45,215,061	1,318
02/28/2014	Standard Chartered London	United States Dollar	540,000	Colombian Peso	1,091,880,000	(814)
02/28/2014	Deutsche Bank London	United States Dollar	90,000	Hungarian Forint	20,005,587	3,742
02/28/2014	Morgan Stanley & Co. International	United States Dollar	118,700	Hungarian Forint	26,023,420	6,495
02/28/2014	Goldman Sachs Intl Ltd. London	United States Dollar	1,112,430	Mexican Peso	14,921,513	(888)
02/28/2014	Merrill Lynch International	United States Dollar	240,000	Mexican Peso	3,219,936	(245)
02/28/2014	Morgan Stanley & Co. International	United States Dollar	2,650,184	Mexican Peso	34,859,725	49,244
02/28/2014	Morgan Stanley & Co. International	United States Dollar	162,580	Mexican Peso	2,128,185	3,793
02/28/2014	Merrill Lynch International	United States Dollar	335,213	Peruvian Neuevo Sol	953,849	(343)
02/28/2014	Morgan Stanley & Co. International	United States Dollar	634,925	Peruvian Neuevo Sol	1,804,965	(47)
02/28/2014	Standard Chartered London	United States Dollar	247,556	Peruvian Neuevo Sol	702,810	313
02/28/2014	Deutsche Bank London	United States Dollar	163,459	Philippine Peso	7,321,322	1,995
02/28/2014	Citibank London	United States Dollar	21,166	Polish Zloty	65,980	270
02/28/2014	Morgan Stanley & Co. International	United States Dollar	218,480	Polish Zloty	669,506	6,444
02/28/2014	Union Bank of Switzerland - London	United States Dollar	240,000	Polish Zloty	726,432	9,935
02/28/2014	Union Bank of Switzerland - London	United States Dollar	270,000	Polish Zloty	839,673	4,071
02/28/2014	Barclays Wholesale GTS	United States Dollar	370,000	Romanian Leu	1,225,921	3,305
02/28/2014	Barclays Wholesale GTS	United States Dollar	171,310	Romanian Leu	563,866	2,647
02/28/2014	Deutsche Bank London	United States Dollar	221,310	Russian Ruble	7,421,631	11,485
02/28/2014	HSBC Bank PLC	United States Dollar	2,112,491	Russian Ruble	70,865,634	108,973
02/28/2014	Deutsche Bank London	United States Dollar	140,000	South African Rand	1,444,721	10,501
02/28/2014	Deutsche Bank London	United States Dollar	95,950	South African Rand	1,005,628	5,810
02/28/2014	Goldman Sachs Intl Ltd. London	United States Dollar	227,690	South African Rand	2,439,998	8,978
02/28/2014	Union Bank of Switzerland - London	United States Dollar	585,433	South African Rand	5,979,558	49,450
02/28/2014	Union Bank of Switzerland - London	United States Dollar	52,796	South African Rand	586,425	231
02/28/2014	Standard Chartered London	United States Dollar	188,910	Thai Baht	6,271,075	(783)
02/28/2014	Deutsche Bank London	United States Dollar	140,000	Turkish Lira	287,364	13,823

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2014	Deutsche Bank London	United States Dollar	57,700	Turkish Lira	120,059	$4,984
02/28/2014	HSBC Bank PLC	United States Dollar	122,871	Turkish Lira	251,295	12,531
02/28/2014	Union Bank of Switzerland - London	United States Dollar	156,925	Turkish Lira	358,308	(402)
03/06/2014	Barclays Wholesale GTS	Brazilian Real	125,848	United States Dollar	52,797	(1,101)
03/06/2014	Goldman Sachs Intl Ltd. London	Brazilian Real	989,502	United States Dollar	421,441	(14,972)
03/06/2014	Merrill Lynch International	Brazilian Real	676,803	United States Dollar	286,988	(8,969)
03/06/2014	Union Bank of Switzerland - London	Brazilian Real	678,204	United States Dollar	288,978	(10,385)
03/06/2014	Barclays Wholesale GTS	United States Dollar	839,400	Brazilian Real	2,022,981	8,396
03/17/2014	Barclays Wholesale GTS	Malaysian Ringgit	275,963	United States Dollar	82,497	(169)
03/17/2014	Chase Manhattan Bank London	Malaysian Ringgit	2,671,868	United States Dollar	829,361	(32,263)
03/17/2014	Standard Chartered London	Malaysian Ringgit	2,700,000	United States Dollar	835,655	(30,165)
03/31/2014	Barclays Wholesale GTS	Malaysian Ringgit	2,300,000	United States Dollar	704,527	(18,847)
03/31/2014	Chase Manhattan Bank London	Malaysian Ringgit	1,800,000	United States Dollar	547,728	(11,109)
03/31/2014	Merrill Lynch International	Malaysian Ringgit	2,300,000	United States Dollar	697,583	(11,902)
03/31/2014	Deutsche Bank London	Polish Zloty	3,454,104	United States Dollar	1,116,677	(25,067)
03/31/2014	Citibank London	Thai Baht	8,427,400	United States Dollar	255,221	(721)
03/31/2014	HSBC Bank PLC	Thai Baht	10,000,000	United States Dollar	302,024	(32)
03/31/2014	HSBC Bank PLC	Thai Baht	7,700,000	United States Dollar	233,227	(694)
03/31/2014	Union Bank of Switzerland - London	Thai Baht	7,800,000	United States Dollar	235,970	(417)
03/31/2014	Barclays Wholesale GTS	United States Dollar	190,000	Turkish Lira	419,938	7,282
03/31/2014	Barclays Wholesale GTS	United States Dollar	180,000	Turkish Lira	399,474	6,186
03/31/2014	Chase Manhattan Bank London	United States Dollar	190,000	Turkish Lira	419,292	7,563
03/31/2014	HSBC Bank PLC	United States Dollar	200,000	Turkish Lira	431,620	12,199
03/31/2014	HSBC Bank PLC	United States Dollar	200,000	Turkish Lira	432,740	11,712
03/31/2014	HSBC Bank PLC	United States Dollar	120,000	Turkish Lira	261,564	6,192
04/02/2014	Merrill Lynch International	Brazilian Real	289,456	United States Dollar	120,662	(2,637)
04/02/2014	Barclays Wholesale GTS	United States Dollar	1,148,796	Brazilian Real	2,763,658	21,922
04/28/2014	HSBC Bank PLC	United States Dollar	1,585,433	Russian Ruble	55,524,258	44,152
04/30/2014	Deutsche Bank London	Hungarian Forint	167,967,159	United States Dollar	747,540	(26,650)
04/30/2014	Chase Manhattan Bank London	Mexican Peso	5,406,355	United States Dollar	402,975	(1,553)
04/30/2014	Citibank London	Mexican Peso	15,177,735	United States Dollar	1,131,780	(4,833)
04/30/2014	CSFB Global Foreign Exchange London	Mexican Peso	11,101,372	United States Dollar	828,553	(4,277)
04/30/2014	Standard Chartered London	Mexican Peso	9,733,441	United States Dollar	724,328	(1,620)
04/30/2014	Barclays Wholesale GTS	Polish Zloty	14,755,141	United States Dollar	4,748,464	(94,638)
04/30/2014	Deutsche Bank London	Romanian Leu	635,002	United States Dollar	190,634	(2,818)
04/30/2014	Chase Manhattan Bank London	Russian Ruble	10,038,000	United States Dollar	280,000	(1,596)
04/30/2014	Deutsche Bank London	United States Dollar	402,417	Czech Koruna	8,116,488	4,591
04/30/2014	HSBC Bank PLC	United States Dollar	270,000	Hungarian Forint	62,572,500	1,448
04/30/2014	Barclays Wholesale GTS	United States Dollar	515,067	Polish Zloty	1,611,435	6,814
04/30/2014	Chase Manhattan Bank London	United States Dollar	90,000	Polish Zloty	282,974	749
04/30/2014	Deutsche Bank London	United States Dollar	50,000	Romanian Leu	168,071	289
04/30/2014	Citibank London	United States Dollar	870,000	Turkish Lira	2,028,840	(4,676)
04/30/2014	Deutsche Bank London	United States Dollar	154,098	Turkish Lira	358,308	(376)
08/29/2014	Deutsche Bank London	United States Dollar	70,000	Turkish Lira	168,105	(2)
08/29/2014	Deutsche Bank London	United States Dollar	242,275	Turkish Lira	583,786	(824)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,218,720	United States Dollar	1,080,000	99,138
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	8,846,915	United States Dollar	1,349,129	95,965
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	22,111	United States Dollar	3,374	238
04/13/2015	HSBC Bank PLC	United States Dollar	670,000	Chinese Offshore Yuan	4,330,210	(37,316)
04/13/2015	HSBC Bank PLC	United States Dollar	670,000	Chinese Offshore Yuan	4,343,945	(39,559)
04/13/2015	HSBC Bank PLC	United States Dollar	1,130,000	Chinese Offshore Yuan	7,413,591	(80,969)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	7,307,150	United States Dollar	1,113,895	78,997
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	1,413,570	United States Dollar	213,337	17,428
05/04/2015	Standard Chartered London	United States Dollar	1,340,000	Chinese Offshore Yuan	8,720,720	(83,656)
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	4,780,030	United States Dollar	719,234	59,512

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	125,800	United States Dollar	19,129	$1,366
07/17/2015	Standard Chartered London	United States Dollar	740,000	Chinese Offshore Yuan	4,905,830	(59,241)

Total						$(90,026)

At January 31, 2014, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/(Loss)	Counterparty
Brazil CETIP Interbank Deposit Rate	10.955%	BRL	3,356,753	07/01/2015	$(16,605)	HSBC
Brazil CETIP Interbank Deposit Rate	11.593%	BRL	1,364,551	01/04/2016	(7,999)	HSBC
Brazil CETIP Interbank Deposit Rate	11.170%	BRL	2,377,957	01/04/2016	(18,770)	HSBC
11.970%	Brazil CETIP Interbank Deposit Rate	BRL	2,981,536	01/04/2016	(10,663)	HSBC
Brazil CETIP Interbank Deposit Rate	12.185%	BRL	920,744	01/02/2017	(6,101)	HSBC
12.480%	Brazil CETIP Interbank Deposit Rate	BRL	1,296,608	01/02/2017	349	HSBC
Mexico Interbank TIIE 28 Day Rate	6.760%	MXN	13,000,000	09/01/2023	(9,676)	HSBC
Mexico Interbank TIIE 28 Day Rate	7.930%	MXN	4,295,000	12/16/2033	(235)	HSBC
MYR-KLIBOR-BNM 3 Month	3.725%	MYR	1,300,000	04/09/2023	(25,830)	Barclays Capital
3.250%	WIBOR Poland 6 Month	PLN	250,000	12/07/2017	1,557	HSBC
WIBOR Poland 6 Month	3.600%	PLN	1,800,000	12/07/2017	48,401	HSBC
WIBOR Poland 6 Month	3.865%	PLN	3,450,000	02/22/2023	(20,660)	HSBC
ZAR-JIBAR-SAFEX 3 Month	6.580%	ZAR	1,520,000	11/07/2016	(36,947)	Barclays Capital
ZAR-JIBAR-SAFEX 3 Month	6.695%	ZAR	7,838,000	01/14/2017	(20,552)	HSBC
ZAR-JIBAR-SAFEX 3 Month	6.760%	ZAR	7,700,000	01/17/2017	(19,092)	Morgan Stanley

					$(142,823)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2014:

	Level 1	Level 2	Level 3	Total

Investments
Assets:
Government Bonds	$—	$48,541,595	$—	$48,541,595
Index Linked Government Bonds	—	4,845,956	—	4,845,956
Corporate Bonds	—	365,723	—	365,723
Fully Funded Total Return Swaps	—	2,769,053	—	2,769,053

Total Investments	$—	$56,522,327	$—	$56,522,327

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$852,805	$—	$852,805
Interest Rate Swap Contracts	—	50,307	—	50,307
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(942,831)	—	(942,831)
Interest Rate Swap Contracts	—	(193,130)	—	(193,130)

Total Other Financial Instruments	$—	$(232,849)	$—	$(232,849)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At January 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$65,520,915

Gross tax appreciation of investments	$85,907
Gross tax depreciation of investments	(9,084,495)

Net tax depreciation of investments	$(8,998,588)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $413,385)
Brazil Letras do Tesouro Nacional 10.010%, 01/01/2016(2)	BRL	590,000	$194,566	2.02
Brazil Letras do Tesouro Nacional 9.760%, 01/01/2017(2)	BRL	690,000	199,852	2.08
			394,418	4.10
Colombia (Cost $99,329)
Colombian TES 7.000%, 05/04/2022	COP	88,000,000	43,221	0.45
Colombian TES 10.000%, 07/24/2024	COP	56,000,000	33,365	0.35
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	30,000,000	15,380	0.16
			91,966	0.96
Mexico (Cost $621,889)
Mexican Bonos 6.000%, 06/18/2015	MXN	3,980,000	305,551	3.18
Mexican Bonos 8.000%, 12/17/2015	MXN	3,810,000	305,267	3.18
			610,818	6.36
Romania (Cost $523,004)
Romania Government Bond 5.850%, 07/28/2014	RON	1,140,000	344,914	3.59
Romania Government Bond 6.000%, 04/30/2015	RON	350,000	108,180	1.13
Romania Government Bond 5.800%, 10/26/2015	RON	130,000	40,778	0.42
Romania Government Bond 5.900%, 07/26/2017	RON	80,000	25,215	0.26
			519,087	5.40
Russian Federation (Cost $129,260)
Russian Federal Bond - OFZ 7.400%, 04/19/2017	RUB	2,167,000	61,516	0.64
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	1,225,000	34,796	0.36
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	663,000	18,352	0.19
			114,664	1.19
Turkey (Cost $208,110)
Turkey (Rep of) 9.000%, 03/05/2014	TRY	400,000	176,758	1.84
			176,758	1.84
Uruguay (Cost $138,088)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	50,000	4,148	0.04
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	1,640,000	120,147	1.25
			124,295	1.29
Total Debt Securities (Cost $2,133,065)			2,032,006	21.14

Total Investments (Total Cost $2,133,065)			2,032,006	21.14

Other Assets Less Liabilities			7,578,340	78.86

Net Assets			$9,610,346	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

At January 31, 2014, the Ashmore Emerging Markets Currency Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/04/2014	Union Bank of Switzerland - London	Brazilian Real	10,287	United States Dollar	4,320	$(62)
02/04/2014	Merrill Lynch International	United States Dollar	4,350	Brazilian Real	10,287	91
02/04/2014	Citibank London	United States Dollar	284,304	Peruvian Neuevo Sol	806,855	(1,229)
02/04/2014	CSFB Global Foreign Exchange London	United States Dollar	245,696	Peruvian Neuevo Sol	696,965	(949)
02/13/2014	HSBC Bank PLC	Thai Baht	4,017,546	United States Dollar	123,788	(2,165)
02/14/2014	Goldman Sachs Intl Ltd. London	Malaysian Ringgit	865,285	United States Dollar	269,484	(11,028)
02/18/2014	Deutsche Bank London	Taiwan Dollar	9,096,992	United States Dollar	302,356	(2,026)
02/18/2014	Goldman Sachs Intl Ltd. London	Taiwan Dollar	9,000,000	United States Dollar	299,152	(2,025)
02/28/2014	Standard Chartered London	Chilean Peso	78,133,027	United States Dollar	142,475	(2,278)
02/28/2014	Citibank London	Colombian Peso	141,788,606	United States Dollar	71,475	(1,246)
02/28/2014	Barclays Wholesale GTS	Czech Koruna	3,257,158	United States Dollar	162,118	(2,547)
02/28/2014	Baring Securities New York	Czech Koruna	13,917,800	United States Dollar	688,012	(6,169)
02/28/2014	Merrill Lynch International	Indian Rupee	27,983,159	United States Dollar	448,808	(4,303)
02/28/2014	Morgan Stanley & Co. International	Indian Rupee	19,900,000	United States Dollar	321,123	(5,017)
02/28/2014	Deutsche Bank London	Indonesian Rupiah	2,322,406,838	United States Dollar	193,292	(3,159)
02/28/2014	HSBC Bank PLC	Israeli Shekel	1,910,122	United States Dollar	538,692	4,359
02/28/2014	Citibank London	Malaysian Ringgit	33,000	United States Dollar	10,000	(147)
02/28/2014	Chase Manhattan Bank London	Mexican Peso	7,397,987	United States Dollar	562,585	(10,609)
02/28/2014	Citibank London	Mexican Peso	225,660	United States Dollar	17,189	(352)
02/28/2014	Citibank London	Mexican Peso	2,318,258	United States Dollar	176,327	(3,358)
02/28/2014	Deutsche Bank London	Mexican Peso	314,524	United States Dollar	23,951	(484)
02/28/2014	Goldman Sachs Intl Ltd. London	Mexican Peso	793,877	United States Dollar	60,244	(1,012)
02/28/2014	HSBC Bank PLC	Mexican Peso	537,122	United States Dollar	40,365	(289)
02/28/2014	Union Bank of Switzerland - London	Mexican Peso	228,010	United States Dollar	17,359	(347)
02/28/2014	Merrill Lynch International	Peruvian Neuevo Sol	923,453	United States Dollar	326,147	(1,284)
02/28/2014	Morgan Stanley & Co. International	Peruvian Neuevo Sol	816,178	United States Dollar	289,220	(2,095)
02/28/2014	Citibank London	Philippine Peso	4,422,723	United States Dollar	97,820	(282)
02/28/2014	Deutsche Bank London	Philippine Peso	5,356,536	United States Dollar	119,592	(1,459)
02/28/2014	HSBC Bank PLC	Romanian Leu	357,794	United States Dollar	108,291	(1,268)
02/28/2014	HSBC Bank PLC	Romanian Leu	907,725	United States Dollar	274,702	(3,185)
02/28/2014	CSFB Global Foreign Exchange London	Russian Ruble	3,688,575	United States Dollar	110,000	(5,716)
02/28/2014	Deutsche Bank London	Russian Ruble	1,683,500	United States Dollar	50,000	(2,404)
02/28/2014	HSBC Bank PLC	Russian Ruble	35,363,271	United States Dollar	1,054,173	(54,379)
02/28/2014	Morgan Stanley & Co. International	Russian Ruble	8,560,971	United States Dollar	254,344	(12,308)
02/28/2014	Morgan Stanley & Co. International	Russian Ruble	11,081,714	United States Dollar	329,152	(15,849)
02/28/2014	Union Bank of Switzerland - London	South African Rand	7,883,357	United States Dollar	771,826	(65,194)
02/28/2014	Barclays Wholesale GTS	Thai Baht	329,204	United States Dollar	10,000	(42)
02/28/2014	Deutsche Bank London	Thai Baht	2,820,000	United States Dollar	86,609	(1,307)
02/28/2014	HSBC Bank PLC	Thai Baht	3,320,000	United States Dollar	101,840	(1,414)
02/28/2014	Morgan Stanley & Co. International	Thai Baht	3,100,000	United States Dollar	95,429	(1,657)
02/28/2014	Deutsche Bank London	Turkish Lira	154,681	United States Dollar	67,659	259
02/28/2014	Deutsche Bank London	Turkish Lira	1,347,381	United States Dollar	646,923	(55,309)
02/28/2014	Standard Chartered London	United States Dollar	70,000	Colombian Peso	141,540,000	(106)
02/28/2014	Barclays Wholesale GTS	United States Dollar	10,000	Hungarian Forint	2,179,354	603
02/28/2014	HSBC Bank PLC	United States Dollar	20,000	Hungarian Forint	4,320,400	1,372
02/28/2014	ANZ Banking Corp. Melbourne	United States Dollar	392,919	Israeli Shekel	1,375,146	1,962
02/28/2014	Union Bank of Switzerland - London	United States Dollar	9,928	Israeli Shekel	34,761	45
02/28/2014	Union Bank of Switzerland - London	United States Dollar	6,339	Korean Won	6,764,967	96
02/28/2014	Goldman Sachs Intl Ltd. London	United States Dollar	137,760	Mexican Peso	1,847,836	(110)
02/28/2014	Merrill Lynch International	United States Dollar	145,625	Peruvian Neuevo Sol	414,377	(149)
02/28/2014	Morgan Stanley & Co. International	United States Dollar	275,828	Peruvian Neuevo Sol	784,124	(20)
02/28/2014	Standard Chartered London	United States Dollar	107,545	Peruvian Neuevo Sol	305,319	136
02/28/2014	Goldman Sachs Intl Ltd. London	United States Dollar	928,520	Polish Zloty	2,894,474	11,823
02/28/2014	Union Bank of Switzerland - London	United States Dollar	30,000	Polish Zloty	90,804	1,242
02/28/2014	Union Bank of Switzerland - London	United States Dollar	50,000	Polish Zloty	155,495	754
02/28/2014	Barclays Wholesale GTS	United States Dollar	69,235	Romanian Leu	227,886	1,070

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2014	Barclays Wholesale GTS	United States Dollar	50,000	Romanian Leu	165,665	$447
02/28/2014	Barclays Wholesale GTS	United States Dollar	10,000	Romanian Leu	32,535	268
02/28/2014	Deutsche Bank London	United States Dollar	20,000	Romanian Leu	65,379	444
02/28/2014	Deutsche Bank London	United States Dollar	10,000	Russian Ruble	332,700	594
02/28/2014	Goldman Sachs Intl Ltd. London	United States Dollar	2,233,590	Russian Ruble	75,350,159	103,284
02/28/2014	HSBC Bank PLC	United States Dollar	15,920	Russian Ruble	533,957	824
02/28/2014	Standard Chartered London	United States Dollar	20,000	Singapore Dollar	25,177	280
02/28/2014	Union Bank of Switzerland - London	United States Dollar	501,522	South African Rand	5,566,175	2,593
02/28/2014	Union Bank of Switzerland - London	United States Dollar	517	South African Rand	5,744	2
02/28/2014	Standard Chartered London	United States Dollar	10,000	Thai Baht	325,356	158
02/28/2014	HSBC Bank PLC	United States Dollar	610,182	Turkish Lira	1,247,944	62,229
02/28/2014	Union Bank of Switzerland - London	United States Dollar	111,294	Turkish Lira	254,118	(285)
03/06/2014	Barclays Wholesale GTS	Brazilian Real	108,075	United States Dollar	45,341	(946)
03/06/2014	Goldman Sachs Intl Ltd. London	Brazilian Real	849,763	United States Dollar	361,925	(12,857)
03/06/2014	Northern Trust Securities	Brazilian Real	581,224	United States Dollar	246,459	(7,703)
03/06/2014	Union Bank of Switzerland - London	Brazilian Real	582,427	United States Dollar	248,169	(8,918)
03/06/2014	Barclays Wholesale GTS	United States Dollar	100,500	Brazilian Real	242,208	1,005
03/17/2014	Barclays Wholesale GTS	Malaysian Ringgit	32,830	United States Dollar	9,814	(20)
03/31/2014	HSBC Bank PLC	Chinese Yuan Renminbi	6,158,329	United States Dollar	1,008,735	(575)
03/31/2014	Barclays Wholesale GTS	Malaysian Ringgit	200,000	United States Dollar	61,263	(1,639)
03/31/2014	Chase Manhattan Bank London	Malaysian Ringgit	113,825	United States Dollar	34,636	(703)
03/31/2014	Merrill Lynch International	Malaysian Ringgit	200,000	United States Dollar	60,659	(1,035)
03/31/2014	Merrill Lynch International	Singapore Dollar	1,005,325	United States Dollar	794,189	(6,780)
03/31/2014	Citibank London	Thai Baht	554,079	United States Dollar	16,780	(47)
03/31/2014	HSBC Bank PLC	Thai Baht	700,000	United States Dollar	21,142	(2)
03/31/2014	HSBC Bank PLC	Thai Baht	600,000	United States Dollar	18,174	(54)
03/31/2014	Union Bank of Switzerland - London	Thai Baht	600,000	United States Dollar	18,152	(32)
03/31/2014	Barclays Wholesale GTS	United States Dollar	20,000	Turkish Lira	44,204	767
03/31/2014	Chase Manhattan Bank London	United States Dollar	20,000	Turkish Lira	44,136	796
03/31/2014	HSBC Bank PLC	United States Dollar	30,000	Turkish Lira	64,743	1,830
03/31/2014	HSBC Bank PLC	United States Dollar	30,000	Turkish Lira	64,911	1,757
03/31/2014	HSBC Bank PLC	United States Dollar	20,000	Turkish Lira	43,594	1,032
04/02/2014	Merrill Lynch International	Brazilian Real	10,287	United States Dollar	4,288	(94)
04/02/2014	Barclays Wholesale GTS	United States Dollar	814,736	Brazilian Real	1,960,010	15,547
04/30/2014	Chase Manhattan Bank London	Chinese Yuan Renminbi	61,180	United States Dollar	10,000	16
04/30/2014	Deutsche Bank London	Hungarian Forint	49,293,627	United States Dollar	219,382	(7,821)
04/30/2014	HSBC Bank PLC	Hungarian Forint	2,183,270	United States Dollar	10,000	(630)
04/30/2014	Barclays Wholesale GTS	Polish Zloty	4,335,211	United States Dollar	1,395,147	(27,806)
04/30/2014	Chase Manhattan Bank London	Polish Zloty	31,442	United States Dollar	10,000	(83)
04/30/2014	Chase Manhattan Bank London	Russian Ruble	1,075,500	United States Dollar	30,000	(171)
04/30/2014	HSBC Bank PLC	Russian Ruble	40,158,181	United States Dollar	1,146,672	(32,886)
04/30/2014	HSBC Bank PLC	Singapore Dollar	25,321	United States Dollar	20,000	(167)
04/30/2014	Chase Manhattan Bank London	Taiwan Dollar	298,300	United States Dollar	10,000	(131)
04/30/2014	Citibank London	United States Dollar	20,000	Chinese Yuan Renminbi	122,380	(34)
04/30/2014	Deutsche Bank London	United States Dollar	541,651	Czech Koruna	10,924,754	6,179
04/30/2014	Barclays Wholesale GTS	United States Dollar	10,000	Indian Rupee	638,730	(3)
04/30/2014	Morgan Stanley & Co. International	United States Dollar	10,000	Korean Won	10,607,000	256
04/30/2014	Deutsche Bank London	United States Dollar	10,000	Malaysian Ringgit	32,800	237
04/30/2014	Chase Manhattan Bank London	United States Dollar	44,099	Mexican Peso	591,638	170
04/30/2014	Citibank London	United States Dollar	123,643	Mexican Peso	1,658,108	528
04/30/2014	CSFB Global Foreign Exchange London	United States Dollar	89,890	Mexican Peso	1,204,385	464
04/30/2014	Standard Chartered London	United States Dollar	78,202	Mexican Peso	1,050,875	175
04/30/2014	Deutsche Bank London	United States Dollar	635,136	Romanian Leu	2,115,637	9,388
04/30/2014	Deutsche Bank London	United States Dollar	10,000	Romanian Leu	33,614	58
04/30/2014	Morgan Stanley & Co. International	United States Dollar	10,000	Taiwan Dollar	294,650	252
04/30/2014	Citibank London	United States Dollar	110,000	Turkish Lira	256,520	(591)
04/30/2014	Deutsche Bank London	United States Dollar	109,289	Turkish Lira	254,118	(267)
08/29/2014	Deutsche Bank London	United States Dollar	64,194	Turkish Lira	154,681	(218)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,419,240	United States Dollar	1,110,000	101,892

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,116,635	United States Dollar	1,085,266	$77,196
04/13/2015	HSBC Bank PLC	United States Dollar	1,328	Chinese Offshore Yuan	8,705	(94)
04/13/2015	HSBC Bank PLC	United States Dollar	590,000	Chinese Offshore Yuan	3,813,170	(32,860)
04/13/2015	HSBC Bank PLC	United States Dollar	590,000	Chinese Offshore Yuan	3,825,265	(34,836)
04/13/2015	HSBC Bank PLC	United States Dollar	1,050,000	Chinese Offshore Yuan	6,888,735	(75,237)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	7,614,360	United States Dollar	1,160,726	82,318
05/04/2015	Standard Chartered London	United States Dollar	1,170,000	Chinese Offshore Yuan	7,614,360	(73,043)
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	7,141,600	United States Dollar	1,074,571	88,914
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	1,410,455	United States Dollar	214,469	15,317
07/17/2015	Standard Chartered London	United States Dollar	1,290,000	Chinese Offshore Yuan	8,552,055	(103,271)

Total						$(117,148)

At January 31, 2014, the Ashmore Emerging Markets Currency Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/(Losses)	Counterparty

11.970%	Brazil CETIP Interbank Deposit Rate	BRL	391,465	01/04/2016	$1,400	HSBC

12.480%	Brazil CETIP Interbank Deposit Rate	BRL	170,240	01/02/2017	46	HSBC

					$1,446

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Currency Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Government Bonds	$—	$1,892,331	$—	$1,892,331
Index Linked Government Bonds	—	124,295	—	124,295
Corporate Bonds	—	15,380	—	15,380

Total Investments	$—	$2,032,006	$—	$2,032,006

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$601,029	$—	$601,029
Interest Rate Swap Contracts	—	1,446	—	1,446
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(718,177)	—	(718,177)

Total Other Financial Instruments	$—	$(115,702)	$—	$(115,702)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2014 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At January 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$2,133,065

Gross tax appreciation of investments	$134
Gross tax depreciation of investments	(101,193)

Net tax depreciation of investments	$(101,059)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $176,181)
Argentina (Rep of) 8.750%, 06/02/2017		14,000	$10,710	0.21
Argentina (Rep of) 8.280%, 12/31/2033		63,182	39,085	0.77
Argentina Boden Bonds 7.000%, 10/03/2015		130,000	110,700	2.17
			160,495	3.15
Azerbaijan (Cost $52,898)
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		50,000	52,500	1.03
			52,500	1.03
Belarus (Cost $100,554)
Belarus (Rep of) 8.750%, 08/03/2015		70,000	70,175	1.38
Belarus (Rep of) 8.950%, 01/26/2018		30,000	30,375	0.59
			100,550	1.97
Bolivia (Cost $59,482)
Bolivian (Rep of) 4.875%, 10/29/2022		60,000	57,150	1.12
			57,150	1.12
Brazil (Cost $218,621)
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		100,000	101,500	1.99
Brazil (Fed Rep of) 4.875%, 01/22/2021		50,000	52,350	1.03
Brazil (Fed Rep of) 4.250%, 01/07/2025		56,000	52,276	1.03
			206,126	4.05
Chile (Cost $72,559)
Empresa Nacional del Petroleo 5.250%, 08/10/2020		70,000	72,191	1.42
			72,191	1.42
China (Cost $107,351)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		100,000	102,835	2.02
			102,835	2.02
Colombia (Cost $194,881)
Colombia (Rep of) 7.375%, 03/18/2019		100,000	119,125	2.34
Colombia (Rep of) 11.750%, 02/25/2020		40,000	57,000	1.12
Colombia (Rep of) 8.125%, 05/21/2024		10,000	12,650	0.25
			188,775	3.71
Costa Rica (Cost $58,156)
Costa Rica (Rep of) 4.375%, 04/30/2025		60,000	52,125	1.02
			52,125	1.02
Croatia (Cost $136,402)
Croatia (Rep of) 6.625%, 07/14/2020		120,000	126,600	2.49
			126,600	2.49
Dominican Republic (Cost $61,462)
Dominican (Rep of) 5.875%, 04/18/2024		60,000	57,300	1.13
			57,300	1.13
Egypt (Cost $36,682)
Egypt (Rep of) 5.750%, 04/29/2020		40,000	39,500	0.78
			39,500	0.78
El Salvador (Cost $62,180)
El Salvador (Rep of) 5.875%, 01/30/2025		60,000	54,900	1.08
			54,900	1.08
Georgia (Cost $31,991)
Georgian Railway JSC 7.750%, 07/11/2022		30,000	31,650	0.62
			31,650	0.62

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Hungary (Cost $191,274)
Hungary (Rep of) 4.750%, 02/03/2015		7,000	$7,178	0.14
Hungary (Rep of) 4.125%, 02/19/2018		38,000	37,953	0.74
Hungary (Rep of) 6.250%, 01/29/2020		20,000	21,400	0.42
Hungary (Rep of) 5.375%, 02/21/2023		40,000	39,100	0.77
Hungary (Rep of) 5.750%, 11/22/2023		20,000	19,725	0.39
Hungary (Rep of) 7.625%, 03/29/2041		58,000	61,480	1.21
			186,836	3.67
Indonesia (Cost $258,154)
Indonesia (Rep of) 6.875%, 01/17/2018		30,000	33,412	0.66
Indonesia (Rep of) 5.875%, 03/13/2020		60,000	63,300	1.24
Indonesia (Rep of) 7.750%, 01/17/2038		30,000	33,375	0.65
Majapahit Holding B.V. 8.000%, 08/07/2019		110,000	122,100	2.40
			252,187	4.95
Iraq (Cost $57,081)
Iraq (Rep of) 5.800%, 01/15/2028		70,000	58,800	1.15
			58,800	1.15
Ivory Coast (Cost $113,124)
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		130,000	112,450	2.21
			112,450	2.21
Kazakhstan (Cost $212,752)
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		57,000	56,288	1.10
KazMunayGas National Co. JSC 7.000%, 05/05/2020		70,000	77,434	1.52
KazMunayGas National Co. JSC 4.400%, 04/30/2023		70,000	63,525	1.25
			197,247	3.87
Latvia (Cost $28,543)
Latvia (Rep of) 2.750%, 01/12/2020		30,000	28,560	0.56
			28,560	0.56
Lebanon (Cost $147,496)
Lebanon (Rep of) 4.100%, 06/12/2015		26,000	26,104	0.51
Lebanon (Rep of) 5.150%, 11/12/2018		10,000	9,800	0.19
Lebanon (Rep of) 6.375%, 03/09/2020		30,000	30,450	0.60
Lebanon (Rep of) 8.250%, 04/12/2021		14,000	15,604	0.31
Lebanon (Rep of) 6.100%, 10/04/2022		45,000	43,988	0.86
Lebanon (Rep of) 6.000%, 01/27/2023		10,000	9,677	0.19
Lebanon (Rep of) 6.600%, 11/27/2026		10,000	9,875	0.20
			145,498	2.86
Lithuania (Cost $158,102)
Lithuania (Rep of) 5.125%, 09/14/2017		30,000	32,663	0.64
Lithuania (Rep of) 7.375%, 02/11/2020		100,000	119,350	2.34
			152,013	2.98
Malaysia (Cost $69,902)
Petronas Capital Ltd. 7.875%, 05/22/2022		50,000	64,315	1.26
			64,315	1.26
Mexico (Cost $214,322)
Mexico (Rep of) 5.950%, 03/19/2019		10,000	11,512	0.23
Mexico (Rep of) 6.750%, 09/27/2034		49,000	56,840	1.11
Mexico (Rep of) 4.750%, 03/08/2044		14,000	12,320	0.24
Mexico (Rep of) 5.750%, 10/12/2110		16,000	14,560	0.29
Pemex Project Funding Master Trust 5.750%, 03/01/2018		20,000	22,105	0.43
Petroleos Mexicanos 8.000%, 05/03/2019		20,000	24,050	0.47
Petroleos Mexicanos 6.000%, 03/05/2020		10,000	11,038	0.22
Petroleos Mexicanos 6.500%, 06/02/2041		36,000	36,815	0.72
			189,240	3.71

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Morocco (Cost $46,068)
Morocco (Rep of) 4.250%, 12/11/2022		50,000	$46,375	0.91
			46,375	0.91
Panama (Cost $75,534)
Panama (Rep of) 8.875%, 09/30/2027		30,000	40,050	0.79
Panama (Rep of) 9.375%, 04/01/2029		10,000	13,800	0.27
Panama (Rep of) 6.700%, 01/26/2036		15,000	16,762	0.33
			70,612	1.39
Peru (Cost $100,256)
Peru (Rep of) 7.125%, 03/30/2019		20,000	23,850	0.47
Peru (Rep of) 8.750%, 11/21/2033		44,000	61,820	1.21
			85,670	1.68
Philippines (Cost $193,317)
Philippine (Rep of) 4.000%, 01/15/2021		50,000	51,625	1.01
Philippine (Rep of) 10.625%, 03/16/2025		25,000	38,344	0.75
Philippine (Rep of) 9.500%, 02/02/2030		64,000	96,000	1.89
			185,969	3.65
Poland (Cost $55,776)
Poland (Rep of) 6.375%, 07/15/2019		20,000	23,425	0.46
Poland (Rep of) 5.000%, 03/23/2022		20,000	21,400	0.42
Poland (Rep of) 3.000%, 03/17/2023		10,000	9,150	0.18
			53,975	1.06
Romania (Cost $130,068)
Romania (Rep of) 6.750%, 02/07/2022		50,000	56,438	1.11
Romania (Rep of) 4.375%, 08/22/2023		60,000	56,925	1.12
Romania (Rep of) 6.125%, 01/22/2044(2)		10,000	9,780	0.19
			123,143	2.42
Russian Federation (Cost $320,047)
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		10,000	16,850	0.33
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		78,650	90,565	1.78
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		100,000	105,500	2.07
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		100,000	108,250	2.12
			321,165	6.30
Senegal (Cost $32,829)
Senegal (Rep of) 8.750%, 05/13/2021		30,000	32,400	0.64
			32,400	0.64
Serbia (Cost $52,839)
Serbia (Rep of) 7.250%, 09/28/2021		50,000	52,510	1.03
			52,510	1.03
South Africa (Cost $85,749)
South Africa (Rep of) 5.500%, 03/09/2020		80,000	84,400	1.66
			84,400	1.66
Sri Lanka (Cost $40,569)
Bank of Ceylon 6.875%, 05/03/2017		40,000	40,900	0.80
			40,900	0.80
Turkey (Cost $268,547)
Turkey (Rep of) 6.750%, 04/03/2018		50,000	54,125	1.06
Turkey (Rep of) 5.625%, 03/30/2021		40,000	39,950	0.78
Turkey (Rep of) 7.375%, 02/05/2025		30,000	32,512	0.64
Turkey (Rep of) 8.000%, 02/14/2034		20,000	22,700	0.45
Turkey (Rep of) 6.875%, 03/17/2036		30,000	30,204	0.59
Turkey (Rep of) 6.750%, 05/30/2040		30,000	29,490	0.58

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Turkey (Rep of) 6.000%, 01/14/2041		40,000	$35,700	0.70
			244,681	4.80
Ukraine (Cost $312,655)
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		100,000	95,000	1.87
Ukraine (Rep of) 9.250%, 07/24/2017		70,000	65,450	1.28
Ukraine (Rep of) 7.950%, 02/23/2021		130,000	111,756	2.19
			272,206	5.34
United Arab Emirates (Cost $155,952)
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		130,000	156,325	3.07
			156,325	3.07
Uruguay (Cost $105,730)
Uruguay (Rep of) 4.500%, 08/14/2024		32,503	32,056	0.63
Uruguay (Rep of) 7.875%, 01/15/2033		22,000	27,198	0.53
Uruguay (Rep of) 7.625%, 03/21/2036		26,000	31,622	0.62
			90,876	1.78
Venezuela (Cost $346,856)
Petroleos de Venezuela S.A. 4.900%, 10/28/2014		43,304	40,164	0.79
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		10,000	6,775	0.13
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		15,000	12,225	0.24
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		12,000	5,910	0.12
Venezuela (Rep of) 8.500%, 10/08/2014		22,000	21,560	0.42
Venezuela (Rep of) 5.750%, 02/26/2016		10,000	8,050	0.16
Venezuela (Rep of) 7.750%, 10/13/2019		20,000	13,300	0.26
Venezuela (Rep of) 6.000%, 12/09/2020		10,000	5,825	0.11
Venezuela (Rep of) 12.750%, 08/23/2022		32,000	26,240	0.51
Venezuela (Rep of) 9.000%, 05/07/2023		21,000	13,440	0.26
Venezuela (Rep of) 8.250%, 10/13/2024		15,000	9,000	0.18
Venezuela (Rep of) 7.650%, 04/21/2025		6,000	3,480	0.07
Venezuela (Rep of) 11.750%, 10/21/2026		85,000	63,538	1.25
Venezuela (Rep of) 9.250%, 09/15/2027		19,000	12,540	0.25
Venezuela (Rep of) 9.250%, 05/07/2028		15,000	9,450	0.18
Venezuela (Rep of) 11.950%, 08/05/2031		65,100	48,174	0.95
			299,671	5.88
Vietnam (Cost $54,135)
Vietnam (Rep of) 6.750%, 01/29/2020		50,000	54,000	1.06
			54,000	1.06
Total Debt Securities (Cost $5,197,077)			4,904,721	96.28

Total Investments (Total Cost $5,197,077)			4,904,721	96.28

Other Assets Less Liabilities			189,740	3.72

Net Assets			$5,094,461	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available. The Fund valued certain securities based on prices provided by the Investment Manager.

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$1,161,520	$—	$1,161,520
Government Agencies	—	123,605	—	123,605
Government Bonds	—	3,463,271	—	3,463,271
Municipal Bonds	—	156,325	—	156,325

Total Investments	$—	$4,904,721	$—	$4,904,721

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At January 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$5,242,250

Gross tax appreciation of investments	$16,297
Gross tax depreciation of investments	(353,826)

Net tax depreciation of investments	$(337,529)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $11,727,481)
Argentina Boden Bonds 7.000%, 10/03/2015		4,511,000	$3,842,345	0.61
Argentine (Rep of) 8.750%, 06/02/2017		556,000	425,340	0.07
Argentine (Rep of) 8.280%, 12/31/2033		2,268,759	1,403,770	0.22
WPE International Cooperatief UA 10.375%, 09/30/2020		6,100,000	3,804,875	0.60
			9,476,330	1.50
Azerbaijan (Cost $2,446,017)
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		1,200,000	1,260,000	0.20
State Oil Co. of the Azerbaijan Republic 4.750%, 03/13/2023		1,250,000	1,171,875	0.18
			2,431,875	0.38
Belarus (Cost $3,495,930)
Belarus (Rep of) 8.750%, 08/03/2015		1,250,000	1,253,125	0.20
Belarus (Rep of) 8.950%, 01/26/2018		2,264,000	2,292,300	0.36
			3,545,425	0.56
Bolivia (Cost $1,082,162)
Bolivian (Rep of) 4.875%, 10/29/2022		730,000	695,325	0.11
Bolivian (Rep of) 5.950%, 08/22/2023		370,000	371,850	0.06
			1,067,175	0.17
Brazil (Cost $49,329,000)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		900,000	968,625	0.15
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		540,000	548,100	0.09
Banco Nacional de Desenvolvimento Economico e Social 5.750%, 09/26/2023		270,000	262,912	0.04
Banco Santander Brasil S.A. 8.000%, 03/18/2016	BRL	300,000	113,747	0.02
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	8,700,000	3,960,093	0.62
Brazil (Fed Rep of) 6.000%, 01/17/2017		253,000	279,565	0.04
Brazil (Fed Rep of) 4.875%, 01/22/2021		982,000	1,028,154	0.16
Brazil (Fed Rep of) 2.625%, 01/05/2023		500,000	426,000	0.07
Brazil (Fed Rep of) 8.500%, 01/05/2024	BRL	1,469,000	529,589	0.08
Brazil (Fed Rep of) 8.875%, 04/15/2024		550,000	720,500	0.11
Brazil (Fed Rep of) 4.250%, 01/07/2025		1,601,000	1,494,534	0.24
Brazil (Fed Rep of) 5.625%, 01/07/2041		134,000	127,300	0.02
Brazil Letras do Tesouro Nacional 9.973%, 01/01/2016(2)	BRL	26,820,000	8,844,515	1.40
Brazil Letras do Tesouro Nacional 9.466%, 01/01/2017(2)	BRL	39,260,000	11,371,303	1.79
Cosan Luxembourg S.A. 9.500%, 03/14/2018	BRL	1,900,000	655,444	0.10
JBS Finance II Ltd. 8.250%, 01/29/2018		1,483,000	1,564,565	0.25
Marfrig Holding Europe B.V. 9.875%, 07/24/2017		1,400,000	1,372,000	0.22
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		2,850,000	2,622,000	0.41
Marfrig Overseas Ltd. 9.500%, 05/04/2020		1,200,000	1,140,000	0.18
Minerva Luxembourg S.A. 12.250%, 02/10/2022(3)		1,400,000	1,554,000	0.25
Minerva Luxembourg S.A. 7.750%, 01/31/2023		2,168,000	2,108,380	0.33
NII Capital Corp. 7.625%, 04/01/2021		2,907,000	1,228,208	0.19
Oi S.A. 9.750%, 09/15/2016	BRL	1,000,000	363,618	0.06
OSX 3 Leasing B.V. 9.250%, 03/20/2015(4)(5)		1,100,000	990,000	0.16
			44,273,152	6.98
Chile (Cost $6,737,183)
Automotores Gildemeister S.A. 6.750%, 01/15/2023		1,300,000	949,000	0.15
Banco del Estado de Chile 4.125%, 10/07/2020		640,000	650,745	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Chile - (continued)
Banco del Estado de Chile 3.875%, 02/08/2022		150,000	$146,059	0.02
Banco Santander Chile 6.500%, 09/22/2020	CLP	186,500,000	332,424	0.05
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	50,000,000	95,955	0.01
Chile (Rep of) 5.500%, 08/05/2020	CLP	280,000,000	505,383	0.08
Corp. Nacional del Cobre de Chile 7.500%, 01/15/2019		300,000	360,428	0.06
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		500,000	507,836	0.08
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021		485,000	483,989	0.08
Empresa Nacional del Petroleo 6.250%, 07/08/2019		270,000	298,846	0.05
Empresa Nacional del Petroleo 5.250%, 08/10/2020		60,000	61,878	0.01
Inversiones Alsacia S.A. 8.000%, 08/18/2018		577,651	416,082	0.07
VTR Finance B.V. 6.875%, 01/15/2024(4)		1,200,000	1,201,388	0.19
			6,010,013	0.95
China (Cost $37,044,655)
Central China Real Estate Ltd. 6.500%, 06/04/2018		2,300,000	2,178,597	0.34
Central China Real Estate Ltd. 8.000%, 01/28/2020		1,227,000	1,177,172	0.19
China Oriental Group Co. Ltd. 7.000%, 11/17/2017		694,000	606,383	0.09
China SCE Property Holdings Ltd. 10.500%, 01/14/2016	CNY	5,000,000	858,221	0.13
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		1,950,000	2,084,062	0.33
China Shanshui Cement Group Ltd. 6.500%, 07/22/2014	CNY	3,000,000	501,011	0.08
China Shanshui Cement Group Ltd. 8.500%, 05/25/2016		300,000	307,125	0.05
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017		3,100,000	3,289,875	0.52
Country Garden Holdings Co. Ltd. 11.125%, 02/23/2018		1,448,000	1,578,320	0.25
Country Garden Holdings Co. Ltd. 7.250%, 04/04/2021		2,350,000	2,226,625	0.35
Country Garden Holdings Co. Ltd. 7.500%, 01/10/2023		2,826,000	2,638,778	0.42
Emerald Plantation Holdings Ltd. 6.000%, 01/30/2020(3)(6)		320,009	224,006	0.03
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		1,704,000	1,804,110	0.28
Evergrande Real Estate Group Ltd. 8.750%, 10/30/2018		2,200,000	2,139,500	0.34
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(3)(6)		1,601,286	1,601,286	0.25
Gemdale International Holding Ltd. 9.150%, 07/26/2015	CNY	4,750,000	829,322	0.13
Hengdeli Holdings Ltd. 6.250%, 01/29/2018		792,000	802,890	0.13
Hidili Industry International Development Ltd. 8.625%, 11/04/2015		1,300,000	882,375	0.14
Lafarge Shui on Cement Ltd. 9.000%, 11/14/2014	CNY	2,750,000	474,116	0.07
MIE Holdings Corp. 9.750%, 05/12/2016		900,000	942,750	0.15
Powerlong Real Estate Holdings Ltd. 11.500%, 03/17/2014	CNY	1,000,000	165,486	0.03
RKI Finance 2011 Ltd. 6.000%, 02/25/2014	CNY	1,750,000	289,986	0.05
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020(7)		2,417,000	2,485,519	0.39
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		760,000	803,321	0.13
Sino-Forest Corp. 5.000%, 08/01/2013(8)		276,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(8)		256,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(8)		704,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(8)		628,000	—	—
Sunac China Holdings Ltd. 12.500%, 10/16/2017		800,000	875,000	0.14
Sunac China Holdings Ltd. 9.375%, 04/05/2018		1,850,000	1,824,562	0.29
Yanlord Land Group Ltd. 9.500%, 05/04/2017		725,000	760,344	0.12
Yanlord Land Group Ltd. 10.625%, 03/29/2018		775,000	836,031	0.13
Yingde Gases Investment Ltd. 8.125%, 04/22/2018		1,200,000	1,222,500	0.19
			36,409,273	5.74
Colombia (Cost $18,389,728)
Colombia (Rep of) 12.000%, 10/22/2015	COP	971,000,000	536,334	0.08
Colombia (Rep of) 7.375%, 01/27/2017		323,000	372,258	0.06
Colombia (Rep of) 7.375%, 03/18/2019		2,250,000	2,680,312	0.42

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Colombia - (continued)
Colombia (Rep of) 11.750%, 02/25/2020		655,000	$933,375	0.15
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,777,000,000	952,000	0.15
Colombia (Rep of) 4.000%, 02/26/2024		330,000	314,325	0.05
Colombia (Rep of) 8.125%, 05/21/2024		58,000	73,370	0.01
Colombia (Rep of) 9.850%, 06/28/2027	COP	823,000,000	494,961	0.08
Colombia (Rep of) 7.375%, 09/18/2037		1,106,000	1,329,965	0.21
Colombia (Rep of) 6.125%, 01/18/2041		1,102,000	1,148,835	0.18
Colombian TES 7.000%, 05/04/2022	COP	5,783,000,000	2,840,259	0.45
Colombian TES 10.000%, 07/24/2024	COP	3,614,000,000	2,153,242	0.34
Colombian TES 7.500%, 08/26/2026	COP	2,144,000,000	1,051,514	0.17
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	818,000,000	419,362	0.07
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	1,416,000,000	599,856	0.09
Empresas Publicas de Medellin ESP 8.375%, 02/01/2021	COP	1,306,000,000	657,041	0.10
			16,557,009	2.61
Costa Rica (Cost $2,739,695)
Banco de Costa Rica 5.250%, 08/12/2018		300,000	297,750	0.05
Banco Nacional de Costa Rica 6.250%, 11/01/2023		250,000	235,750	0.04
Costa Rica (Rep of) 4.250%, 01/26/2023		1,455,000	1,309,500	0.20
Costa Rica (Rep of) 4.375%, 04/30/2025		220,000	191,125	0.03
Costa Rica (Rep of) 5.625%, 04/30/2043		420,000	347,025	0.05
Instituto Costarricense de Electricidad 6.375%, 05/15/2043		220,000	179,520	0.03
			2,560,670	0.40
Croatia (Cost $4,059,458)
Croatia (Rep of) 6.250%, 04/27/2017		250,000	265,000	0.04
Croatia (Rep of) 6.750%, 11/05/2019		570,000	607,762	0.10
Croatia (Rep of) 6.625%, 07/14/2020		1,585,000	1,672,175	0.26
Croatia (Rep of) 6.375%, 03/24/2021		1,421,000	1,470,735	0.23
			4,015,672	0.63
Czech Republic (Cost $2,243,503)
New World Resources N.V. 7.875%, 05/01/2018(7)	EUR	2,289,000	1,759,689	0.28
			1,759,689	0.28
Dominican Republic (Cost $2,337,124)
Dominican (Rep of) 7.500%, 05/06/2021		1,003,000	1,094,524	0.17
Dominican (Rep of) 6.600%, 01/28/2024		240,000	239,400	0.04
Dominican (Rep of) 5.875%, 04/18/2024		1,000,000	955,000	0.15
			2,288,924	0.36
Ecuador (Cost $316,289)
Ecuador (Rep of) 9.375%, 12/15/2015		310,000	322,788	0.05
			322,788	0.05
Egypt (Cost $1,093,200)
Egypt (Rep of) 5.750%, 04/29/2020		600,000	592,500	0.09
Egypt (Rep of) 6.875%, 04/30/2040		385,000	339,762	0.06
Nile Finance Ltd. 5.250%, 08/05/2015		200,000	202,000	0.03
			1,134,262	0.18
El Salvador (Cost $4,049,215)
El Salvador (Rep of) 7.375%, 12/01/2019		330,000	350,212	0.06
El Salvador (Rep of) 5.875%, 01/30/2025		1,040,000	951,600	0.15
El Salvador (Rep of) 8.250%, 04/10/2032		75,000	76,688	0.01
El Salvador (Rep of) 7.650%, 06/15/2035		160,000	152,000	0.02
El Salvador (Rep of) 7.625%, 02/01/2041		400,000	372,000	0.06

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
El Salvador - (continued)
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		1,850,000	$1,958,688	0.31
			3,861,188	0.61
Gabon (Cost $1,434,992)
Gabonese (Rep of) 6.375%, 12/12/2024(4)		1,382,700	1,420,724	0.22
			1,420,724	0.22
Georgia (Cost $1,079,019)
Georgia (Rep of) 6.875%, 04/12/2021		415,000	447,578	0.07
Georgian Railway JSC 7.750%, 07/11/2022		580,000	611,900	0.10
			1,059,478	0.17
Ghana (Cost $1,188,823)
Ghana (Rep of) 21.000%, 10/26/2015(3)	GHS	1,110,000	475,425	0.07
Ghana (Rep of) 8.500%, 10/04/2017		158,000	164,320	0.03
Ghana (Rep of) 7.875%, 08/07/2023		429,411	399,352	0.06
			1,039,097	0.16
Guatemala (Cost $1,620,128)
Comcel Trust 6.875%, 02/06/2024		800,000	785,864	0.12
Guatemala (Rep of) 4.875%, 02/13/2028		850,000	757,563	0.12
			1,543,427	0.24
Hong Kong (Cost $1,361,979)
CFG Investment SAC 9.750%, 07/30/2019(3)		1,446,000	1,415,634	0.22
			1,415,634	0.22
Hungary (Cost $16,523,801)
Hungary (Rep of) 4.750%, 02/03/2015		304,000	311,752	0.05
Hungary (Rep of) 7.750%, 08/24/2015	HUF	362,990,000	1,661,420	0.26
Hungary (Rep of) 5.500%, 12/22/2016	HUF	376,290,000	1,671,242	0.26
Hungary (Rep of) 6.750%, 11/24/2017	HUF	517,740,000	2,377,435	0.38
Hungary (Rep of) 4.125%, 02/19/2018		1,058,000	1,056,678	0.17
Hungary (Rep of) 6.500%, 06/24/2019	HUF	118,370,000	538,409	0.08
Hungary (Rep of) 6.250%, 01/29/2020		600,000	642,000	0.10
Hungary (Rep of) 7.000%, 06/24/2022	HUF	404,840,000	1,848,596	0.29
Hungary (Rep of) 5.375%, 02/21/2023		1,900,000	1,857,250	0.29
Hungary (Rep of) 5.750%, 11/22/2023		750,000	739,688	0.12
Hungary (Rep of) 6.000%, 11/24/2023	HUF	261,960,000	1,121,355	0.18
Hungary (Rep of) 7.625%, 03/29/2041		1,856,000	1,967,360	0.31
			15,793,185	2.49
India (Cost $4,717,123)
Export-Import Bank of India 4.000%, 08/07/2017		200,000	202,510	0.03
Export-Import Bank of India 4.000%, 01/14/2023		268,000	241,605	0.04
Vedanta Resources PLC 9.500%, 07/18/2018		1,000,000	1,100,000	0.17
Vedanta Resources PLC 6.000%, 01/31/2019		200,000	189,500	0.03
Vedanta Resources PLC 8.250%, 06/07/2021		2,380,000	2,380,000	0.38
Vedanta Resources PLC 7.125%, 05/31/2023		500,000	446,875	0.07
			4,560,490	0.72
Indonesia (Cost $14,487,312)
Indo Energy Finance B.V. 7.000%, 05/07/2018		300,000	298,500	0.05
Indo Energy Finance II B.V. 6.375%, 01/24/2023		2,912,000	2,329,600	0.37
Indonesia (Rep of) 6.875%, 01/17/2018		675,000	751,781	0.12
Indonesia (Rep of) 11.625%, 03/04/2019		770,000	1,014,475	0.16
Indonesia (Rep of) 7.875%, 04/15/2019	IDR	13,600,000,000	1,094,349	0.17
Indonesia (Rep of) 5.875%, 03/13/2020		584,000	616,120	0.10
Indonesia (Rep of) 4.875%, 05/05/2021		400,000	394,500	0.06
Indonesia (Rep of) 5.375%, 10/17/2023		310,000	308,450	0.05
Indonesia (Rep of) 8.375%, 03/15/2024	IDR	13,400,000,000	1,067,281	0.17
Indonesia (Rep of) 6.125%, 05/15/2028	IDR	3,600,000,000	221,130	0.03

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	2,260,000,000	$178,020	0.03
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	7,190,000,000	528,798	0.08
Indonesia (Rep of) 7.750%, 01/17/2038		190,000	211,375	0.03
Indonesia Treasury Bill 5.597%, 10/09/2014(2)	IDR	5,371,000,000	419,827	0.07
Majapahit Holding B.V. 7.750%, 10/17/2016		355,000	388,725	0.06
Majapahit Holding B.V. 8.000%, 08/07/2019		820,000	910,200	0.14
Majapahit Holding B.V. 7.750%, 01/20/2020		400,000	436,000	0.07
Pertamina Persero PT 6.000%, 05/03/2042		535,000	429,337	0.07
Pertamina Persero PT 5.625%, 05/20/2043		465,000	356,887	0.06
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		660,000	633,600	0.10
Perusahaan Penerbit SBSN Indonesia 6.125%, 03/15/2019		450,000	478,125	0.07
			13,067,080	2.06
Iraq (Cost $1,667,078)
Iraq (Rep of) 5.800%, 01/15/2028		1,950,000	1,638,000	0.26
			1,638,000	0.26
Israel (Cost $3,020,997)
Altice Financing S.A. 8.000%, 12/15/2019	EUR	750,000	1,105,597	0.18
Altice Finco S.A. 9.875%, 12/15/2020		1,775,000	1,988,000	0.31
			3,093,597	0.49
Ivory Coast (Cost $4,444,311)
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		5,100,000	4,411,500	0.70
			4,411,500	0.70
Jamaica (Cost $7,434,057)
Digicel Group Ltd. 10.500%, 04/15/2018		500,000	531,500	0.08
Digicel Group Ltd. 8.250%, 09/30/2020		5,460,000	5,678,400	0.90
Digicel Ltd. 6.000%, 04/15/2021		1,100,000	1,067,000	0.17
			7,276,900	1.15
Kazakhstan (Cost $18,866,661)
ATF Bank JSC 9.250%, 02/21/2014		2,600,000	2,593,500	0.41
ATF Bank JSC 9.000%, 05/11/2016		700,000	693,000	0.11
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		1,200,000	1,074,000	0.17
Halyk Savings Bank of Kazakhstan JSC 7.250%, 05/03/2017		1,315,000	1,430,720	0.23
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021		1,965,000	2,114,733	0.33
KazAgro National Management Holding JSC 4.625%, 05/24/2023		310,000	280,550	0.04
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		266,000	285,285	0.05
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		1,051,000	1,037,862	0.16
Kazatomprom Natsionalnaya Atomnaya Kompaniya A.O. 6.250%, 05/20/2015		555,000	578,032	0.09
Kazkommertsbank JSC 7.875%, 04/07/2014		700,000	701,050	0.11
Kazkommertsbank JSC 8.500%, 05/11/2018		3,350,000	3,291,375	0.52
KazMunayGas National Co. JSC 11.750%, 01/23/2015		603,000	659,079	0.10
KazMunayGas National Co. JSC 9.125%, 07/02/2018		701,000	835,943	0.13
KazMunayGas National Co. JSC 7.000%, 05/05/2020		600,000	663,720	0.11
KazMunayGas National Co. JSC 6.375%, 04/09/2021		450,000	480,375	0.08
KazMunayGas National Co. JSC 4.400%, 04/30/2023		570,000	517,275	0.08
KazMunayGas National Co. JSC 5.750%, 04/30/2043		650,000	549,978	0.09
Zhaikmunai LLP 7.125%, 11/13/2019		800,000	832,000	0.13
			18,618,477	2.94

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Latvia (Cost $1,027,789)
Latvia (Rep of) 2.750%, 01/12/2020		1,050,000	$999,600	0.16
			999,600	0.16
Lebanon (Cost $5,240,716)
Lebanon (Rep of) 4.100%, 06/12/2015		722,000	724,900	0.12
Lebanon (Rep of) 5.150%, 11/12/2018		400,000	392,000	0.06
Lebanon (Rep of) 6.375%, 03/09/2020		1,214,000	1,232,210	0.20
Lebanon (Rep of) 8.250%, 04/12/2021		502,000	559,529	0.09
Lebanon (Rep of) 6.100%, 10/04/2022		1,515,000	1,480,912	0.23
Lebanon (Rep of) 6.000%, 01/27/2023		350,000	338,695	0.05
Lebanon (Rep of) 6.600%, 11/27/2026		454,000	448,325	0.07
			5,176,571	0.82
Lithuania (Cost $4,832,875)
Lithuania (Rep of) 5.125%, 09/14/2017		760,000	827,450	0.13
Lithuania (Rep of) 7.375%, 02/11/2020		1,210,000	1,444,135	0.23
Lithuania (Rep of) 6.125%, 03/09/2021		720,000	811,656	0.13
Lithuania (Rep of) 6.625%, 02/01/2022		1,491,000	1,731,424	0.27
			4,814,665	0.76
Malaysia (Cost $14,376,842)
Malaysia (Govt of) 4.262%, 09/15/2016	MYR	2,700,000	825,881	0.13
Malaysia (Govt of) 4.012%, 09/15/2017	MYR	5,800,000	1,756,262	0.28
Malaysia (Govt of) 3.314%, 10/31/2017	MYR	2,900,000	856,758	0.14
Malaysia (Govt of) 3.580%, 09/28/2018	MYR	4,900,000	1,448,438	0.23
Malaysia (Govt of) 4.378%, 11/29/2019	MYR	5,350,000	1,626,608	0.26
Malaysia (Govt of) 3.492%, 03/31/2020	MYR	5,200,000	1,504,721	0.24
Malaysia (Govt of) 3.889%, 07/31/2020	MYR	960,000	283,620	0.04
Malaysia (Govt of) 4.160%, 07/15/2021	MYR	4,610,000	1,371,734	0.22
Malaysia (Govt of) 3.418%, 08/15/2022	MYR	670,000	187,656	0.03
Malaysia (Govt of) 3.480%, 03/15/2023	MYR	4,120,000	1,154,847	0.18
Malaysia (Govt of) 3.502%, 05/31/2027	MYR	2,200,000	588,966	0.09
Malaysia (Govt of) 5.248%, 09/15/2028	MYR	100,000	31,755	0.01
Petronas Capital Ltd. 5.250%, 08/12/2019		650,000	724,347	0.11
Petronas Capital Ltd. 7.875%, 05/22/2022		210,000	270,121	0.04
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		500,000	533,918	0.08
			13,165,632	2.08
Mexico (Cost $34,776,863)
America Movil S.A.B. de C.V. 6.450%, 12/05/2022	MXN	9,860,000	667,014	0.11
Cemex Espana Luxembourg 9.250%, 05/12/2020		3,212,000	3,473,778	0.55
Cemex S.A.B. de C.V. 9.000%, 01/11/2018		2,000,000	2,160,000	0.34
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		1,500,000	1,522,500	0.24
Comision Federal de Electricidad 4.875%, 05/26/2021		495,000	509,850	0.08
Comision Federal de Electricidad 4.875%, 01/15/2024		400,000	395,000	0.06
Comision Federal de Electricidad 5.750%, 02/14/2042		370,000	343,175	0.05
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(5)		1,400,000	178,500	0.03
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020(5)		1,250,000	150,000	0.02
Grupo Papelero Scribe S.A. de C.V. 8.875%, 04/07/2020		90,000	88,200	0.01
Grupo Televisa S.A.B. 7.250%, 05/14/2043	MXN	5,000,000	291,678	0.05
Mexican Bonos 6.500%, 06/09/2022	MXN	19,000,000	1,425,948	0.22
Mexican Bonos 10.000%, 12/05/2024	MXN	5,000,000	469,081	0.07
Mexican Bonos 7.500%, 06/03/2027	MXN	34,540,000	2,690,706	0.42
Mexican Bonos 8.500%, 05/31/2029	MXN	32,560,000	2,708,111	0.43
Mexican Bonos 7.750%, 05/29/2031	MXN	20,250,000	1,554,699	0.25
Mexican Bonos 10.000%, 11/20/2036	MXN	11,300,000	1,050,936	0.17

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Mexican Bonos 8.500%, 11/18/2038	MXN	21,300,000	$1,724,903	0.27
Mexico (Rep of) 5.950%, 03/19/2019		506,000	582,532	0.09
Mexico (Rep of) 6.750%, 09/27/2034		1,255,000	1,455,800	0.23
Mexico (Rep of) 6.050%, 01/11/2040		32,000	33,920	0.01
Mexico (Rep of) 4.750%, 03/08/2044		560,000	492,800	0.08
Mexico (Rep of) 5.750%, 10/12/2110		358,000	325,780	0.05
Pemex Project Funding Master Trust 5.750%, 03/01/2018		504,000	557,046	0.09
Petroleos Mexicanos 8.000%, 05/03/2019		685,000	823,713	0.13
Petroleos Mexicanos 6.000%, 03/05/2020		404,000	445,915	0.07
Petroleos Mexicanos 7.650%, 11/24/2021	MXN	5,500,000	416,466	0.07
Petroleos Mexicanos 6.500%, 06/02/2041		780,000	797,649	0.13
Petroleos Mexicanos 5.500%, 06/27/2044		125,000	111,773	0.02
Urbi Desarrollos Urbanos S.A.B. de C.V. 8.500%, 04/19/2016(5)		129,000	16,770	—
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.500%, 01/21/2020(3)(5)		1,227,000	159,510	0.02
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022(3)(5)		3,952,000	513,760	0.08
			28,137,513	4.44
Mongolia (Cost $2,128,859)
Mongolian Mining Corp. 8.875%, 03/29/2017		2,075,000	1,475,844	0.23
			1,475,844	0.23
Morocco (Cost $2,023,815)
Morocco (Rep of) 4.250%, 12/11/2022		1,705,000	1,581,388	0.25
Morocco (Rep of) 5.500%, 12/11/2042		400,000	347,000	0.05
			1,928,388	0.30
Nigeria (Cost $10,273,167)
Afren PLC 10.250%, 04/08/2019		1,628,000	1,869,758	0.30
Afren PLC 6.625%, 12/09/2020(4)		1,500,000	1,492,500	0.24
Nigeria (Rep of) 16.000%, 06/29/2019	NGN	50,000,000	333,210	0.05
Nigeria (Rep of) 16.390%, 01/27/2022	NGN	331,500,000	2,294,781	0.36
Nigeria Treasury Bill 11.272%, 04/10/2014(2)	NGN	148,200,000	890,872	0.14
Sea Trucks Group 9.000%, 03/26/2018(4)		3,110,000	2,985,600	0.47
			9,866,721	1.56
Pakistan (Cost $845,150)
Pakistan (Rep of) 7.125%, 03/31/2016(7)		555,000	549,450	0.09
Pakistan (Rep of) 6.875%, 06/01/2017		320,000	316,800	0.05
			866,250	0.14
Panama (Cost $2,780,469)
Panama (Rep of) 7.125%, 01/29/2026		356,000	427,200	0.07
Panama (Rep of) 8.875%, 09/30/2027		167,000	222,945	0.04
Panama (Rep of) 9.375%, 04/01/2029		619,000	854,220	0.13
Panama (Rep of) 6.700%, 01/26/2036		802,000	896,235	0.14
Panama (Rep of) 4.300%, 04/29/2053		110,000	83,600	0.01
			2,484,200	0.39
Paraguay (Cost $1,884,267)
Paraguay (Rep of) 4.625%, 01/25/2023		480,000	462,000	0.07
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/2022		1,350,000	1,377,000	0.22
			1,839,000	0.29
Peru (Cost $7,660,310)
Minsur S.A. 6.250%, 02/07/2024		900,000	883,647	0.14
Peru (Rep of) 8.600%, 08/12/2017	PEN	1,400,000	566,943	0.09
Peru (Rep of) 7.125%, 03/30/2019		277,000	330,322	0.05

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Peru - (continued)
Peru (Rep of) 7.350%, 07/21/2025		831,000	$1,034,595	0.16
Peru (Rep of) 8.200%, 08/12/2026	PEN	3,229,000	1,299,950	0.21
Peru (Rep of) 6.950%, 08/12/2031	PEN	1,030,000	344,975	0.05
Peru (Rep of) 8.750%, 11/21/2033		1,356,000	1,905,180	0.30
Peru (Rep of) 6.900%, 08/12/2037	PEN	1,472,000	481,542	0.08
Peru (Rep of) 6.850%, 02/12/2042	PEN	466,000	149,341	0.02
			6,996,495	1.10
Philippines (Cost $8,299,958)
Petron Corp. 7.000%, 11/10/2017	PHP	19,000,000	418,264	0.07
Philippines (Rep of) 4.000%, 01/15/2021		908,000	937,510	0.15
Philippines (Rep of) 3.900%, 11/26/2022	PHP	17,000,000	354,479	0.05
Philippines (Rep of) 10.625%, 03/16/2025		377,000	578,224	0.09
Philippines (Rep of) 5.500%, 03/30/2026		620,000	682,000	0.11
Philippines (Rep of) 9.500%, 02/02/2030		1,235,000	1,852,500	0.29
Philippines (Rep of) 7.750%, 01/14/2031		720,000	950,400	0.15
Philippines (Rep of) 6.250%, 01/14/2036	PHP	22,000,000	487,864	0.08
Power Sector Assets & Liabilities Management Corp. 7.250%, 05/27/2019		710,000	845,788	0.13
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		522,000	644,670	0.10
			7,751,699	1.22
Poland (Cost $18,697,033)
Eileme 2 AB 11.625%, 01/31/2020		2,400,000	2,853,000	0.45
Poland (Rep of) 5.000%, 04/25/2016	PLN	757,000	248,691	0.04
Poland (Rep of) 3.000%, 08/24/2016	PLN	1,123,000	476,423	0.08
Poland (Rep of) 4.750%, 04/25/2017	PLN	1,205,000	393,766	0.06
Poland (Rep of) 6.375%, 07/15/2019		1,100,000	1,288,375	0.20
Poland (Rep of) 5.000%, 03/23/2022		400,000	428,000	0.07
Poland (Rep of) 5.750%, 09/23/2022	PLN	21,474,000	7,310,153	1.16
Poland (Rep of) 3.000%, 03/17/2023		500,000	457,500	0.07
Poland (Rep of) 2.750%, 08/25/2023	PLN	1,360,000	518,903	0.08
Poland (Rep of) 5.750%, 04/25/2029	PLN	980,000	334,854	0.05
Polish Television Holding B.V. 11.000%, 01/15/2021(6)	EUR	1,200,000	1,792,422	0.28
TVN Finance Corp. III AB 7.375%, 12/15/2020	EUR	1,450,000	2,107,175	0.33
			18,209,262	2.87
Qatar (Cost $1,459,819)
Qatar (Rep of) 6.400%, 01/20/2040		700,000	805,000	0.13
Qatar (Rep of) 5.750%, 01/20/2042		488,000	519,720	0.08
			1,324,720	0.21
Romania (Cost $7,389,265)
Romania (Rep of) 5.850%, 07/28/2014	RON	5,290,000	1,600,521	0.25
Romania (Rep of) 5.900%, 07/26/2017	RON	1,460,000	460,164	0.07
Romania (Rep of) 5.600%, 11/28/2018	RON	200,000	61,840	0.01
Romania (Rep of) 5.750%, 04/29/2020	RON	800,000	246,400	0.04
Romania (Rep of) 6.750%, 02/07/2022		2,358,000	2,661,593	0.42
Romania (Rep of) 5.850%, 04/26/2023	RON	520,000	157,499	0.03
Romania (Rep of) 4.375%, 08/22/2023		1,850,000	1,755,187	0.28
Romania (Rep of) 6.125%, 01/22/2044(4)		400,000	391,200	0.06
			7,334,404	1.16
Russian Federation (Cost $80,789,127)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		1,600,000	1,696,000	0.27

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.750%, 04/28/2021		1,700,000	$1,823,250	0.29
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		1,450,000	1,494,660	0.24
CEDC Finance Corp. International, Inc. , FRN 8.000%, 04/30/2018		3,223,103	3,008,406	0.47
CEDC Finance Corp. International, Inc. 10.000%, 04/30/2018(6)		806,893	710,722	0.11
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		2,100,000	2,113,125	0.33
Far East Capital Ltd. S.A. 8.000%, 05/02/2018		3,750,000	3,346,875	0.53
Far East Capital Ltd. S.A. 8.750%, 05/02/2020		1,150,000	1,017,750	0.16
Gazprom Neft OAO Via GPN Capital S.A. 6.000%, 11/27/2023		520,000	518,700	0.08
Mobile Telesystems OJSC 8.150%, 11/03/2020	RUB	15,250,000	428,651	0.07
Mobile Telesystems OJSC via MTS International Funding Ltd. 8.625%, 06/22/2020		4,700,000	5,487,250	0.87
Promsvyazbank OJSC Via PSB Finance S.A. 8.500%, 04/25/2017		2,200,000	2,354,000	0.37
Promsvyazbank OJSC Via PSB Finance S.A. 10.200%, 11/06/2019		1,850,000	1,951,750	0.31
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		650,000	723,333	0.11
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	96,715,000	2,736,179	0.43
Russian Federal Bond - OFZ 7.400%, 04/19/2017	RUB	124,055,000	3,521,652	0.56
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	235,729,000	6,695,856	1.06
Russian Federal Bond - OFZ 6.200%, 01/31/2018	RUB	95,512,000	2,596,232	0.41
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	30,136,000	851,383	0.13
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	52,162,000	1,468,308	0.23
Russian Federal Bond - OFZ 6.800%, 12/11/2019	RUB	98,821,000	2,669,319	0.42
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	34,712,000	960,823	0.15
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	28,287,000	774,535	0.12
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	26,671,000	701,090	0.11
Russian Federal Bond - OFZ 7.000%, 08/16/2023	RUB	12,722,000	332,971	0.05
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	26,819,000	757,215	0.12
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	24,184,000	615,912	0.10
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		100,000	106,125	0.02
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		207,000	348,795	0.06
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		3,925,350	4,520,041	0.71
Russian Foreign Bond - Eurobond 5.625%, 04/04/2042		1,400,000	1,360,100	0.21
Russian Foreign Bond - Eurobond 5.875%, 09/16/2043		600,000	593,250	0.09
Russian Standard Bank Via Russian Standard Finance S.A. 9.250%, 07/11/2017		1,600,000	1,644,000	0.26
Sibmetinvest OOO 13.500%, 10/10/2019	RUB	23,250,000	679,585	0.11
SUEK Finance 8.250%, 06/26/2020	RUB	25,500,000	703,298	0.11
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		2,900,000	3,019,625	0.48
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		2,675,000	2,561,527	0.40
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		4,900,000	5,279,750	0.83
VimpelCom Holdings B.V. 9.000%, 02/13/2018	RUB	35,000,000	975,263	0.15
VimpelCom Holdings B.V. 5.950%, 02/13/2023		200,000	187,500	0.03

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		517,000	$545,435	0.09
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		1,454,000	1,573,955	0.25
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		857,000	883,781	0.14
			76,337,977	12.04
Senegal (Cost $678,585)
Senegal (Rep of) 8.750%, 05/13/2021		600,000	648,000	0.10
			648,000	0.10
Serbia (Cost $1,871,921)
Serbia (Rep of) 5.875%, 12/03/2018		570,000	577,125	0.09
Serbia (Rep of) 4.875%, 02/25/2020		50,000	47,625	0.01
Serbia (Rep of) 7.250%, 09/28/2021		1,150,000	1,207,730	0.19
			1,832,480	0.29
Singapore (Cost $2,221,105)
MMI International Ltd. 8.000%, 03/01/2017		1,100,000	1,078,000	0.17
Olam International Ltd. 6.000%, 10/25/2022	SGD	1,500,000	1,053,372	0.17
			2,131,372	0.34
South Africa (Cost $28,353,673)
Edcon Pty Ltd. 9.500%, 03/01/2018		2,550,000	2,913,021	0.46
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	45,200,000	4,095,519	0.65
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	38,400,000	3,416,828	0.54
South Africa (Rep of) 6.875%, 05/27/2019		590,000	663,750	0.10
South Africa (Rep of) 5.500%, 03/09/2020		1,639,000	1,729,145	0.27
South Africa (Rep of) 5.875%, 05/30/2022		820,000	865,100	0.14
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	47,100,000	3,974,771	0.63
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	8,900,000	894,526	0.14
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	1,900,000	153,105	0.02
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	32,600,000	2,354,746	0.37
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	12,740,000	818,644	0.13
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	12,500,000	803,447	0.13
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	6,500,000	544,908	0.09
Transnet SOC Ltd. 9.500%, 05/13/2021	ZAR	4,700,000	398,048	0.06
			23,625,558	3.73
Sri Lanka (Cost $1,318,395)
Bank of Ceylon 6.875%, 05/03/2017		400,000	409,000	0.07
Sri Lanka (Rep of) 6.250%, 10/04/2020		650,000	650,000	0.10
Sri Lanka (Rep of) 6.250%, 07/27/2021		220,000	217,800	0.03
			1,276,800	0.20
Thailand (Cost $10,322,740)
Thailand (Govt of) 3.625%, 05/22/2015	THB	14,000,000	430,968	0.07
Thailand (Govt of) 3.250%, 06/16/2017	THB	27,300,000	836,318	0.13
Thailand (Govt of) 3.875%, 06/13/2019	THB	118,700,000	3,689,448	0.58
Thailand (Govt of) 1.200%, 07/14/2021	THB	39,900,000	1,179,092	0.19
Thailand (Govt of) 3.650%, 12/17/2021	THB	22,700,000	680,915	0.11
Thailand (Govt of) 3.625%, 06/16/2023	THB	81,231,000	2,398,940	0.38
Thailand (Govt of) 1.250%, 03/12/2028	THB	17,800,000	463,147	0.07
			9,678,828	1.53
Turkey (Cost $26,072,442)
Roenesans Holding, FRN 12.010%, 12/18/2015(3)	TRY	610,000	266,467	0.04
Turkey (Rep of) 9.000%, 05/21/2014	TRY	2,800,000	1,778,438	0.28
Turkey (Rep of) 7.000%, 09/26/2016		321,000	349,505	0.06

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Turkey (Rep of) 7.500%, 07/14/2017		350,000	$388,500	0.06
Turkey (Rep of) 6.750%, 04/03/2018		1,458,000	1,578,285	0.25
Turkey (Rep of) 8.300%, 06/20/2018	TRY	2,900,000	1,180,218	0.19
Turkey (Rep of) 7.000%, 03/11/2019		710,000	773,247	0.12
Turkey (Rep of) 7.500%, 11/07/2019		390,000	433,680	0.07
Turkey (Rep of) 4.000%, 04/01/2020	TRY	1,600,000	945,377	0.15
Turkey (Rep of) 5.625%, 03/30/2021		730,000	729,088	0.11
Turkey (Rep of) 9.500%, 01/12/2022	TRY	2,450,000	1,046,934	0.17
Turkey (Rep of) 3.000%, 02/23/2022	TRY	8,690,000	4,189,638	0.66
Turkey (Rep of) 8.500%, 09/14/2022	TRY	3,360,000	1,350,183	0.21
Turkey (Rep of) 6.250%, 09/26/2022		290,000	296,902	0.05
Turkey (Rep of) 7.100%, 03/08/2023	TRY	3,000,000	1,100,814	0.17
Turkey (Rep of) 5.750%, 03/22/2024(7)		380,000	371,450	0.06
Turkey (Rep of) 7.375%, 02/05/2025		1,037,000	1,123,849	0.18
Turkey (Rep of) 8.000%, 02/14/2034		752,000	853,520	0.13
Turkey (Rep of) 6.875%, 03/17/2036		1,751,000	1,762,907	0.28
Turkey (Rep of) 7.250%, 03/05/2038		366,000	384,739	0.06
Turkey (Rep of) 6.750%, 05/30/2040		587,000	577,021	0.09
Turkey (Rep of) 4.875%, 04/16/2043		250,000	190,312	0.03
			21,671,074	3.42
Ukraine (Cost $32,555,743)
DTEK Finance PLC 7.875%, 04/04/2018		3,993,000	3,543,787	0.56
Ferrexpo Finance PLC 7.875%, 04/07/2016		3,400,000	3,112,632	0.49
Metinvest B.V. 10.250%, 05/20/2015		6,200,000	6,163,792	0.97
MHP S.A. 10.250%, 04/29/2015(3)		1,968,000	1,960,447	0.31
MHP S.A. 8.250%, 04/02/2020		3,250,000	2,681,900	0.42
Mriya Agro Holding PLC 9.450%, 04/19/2018		1,900,000	1,539,000	0.24
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		2,200,000	2,090,000	0.33
Oschadbank Via SSB #1 PLC 8.250%, 03/10/2016		600,000	507,000	0.08
Oschadbank Via SSB #1 PLC 8.875%, 03/20/2018		400,000	308,000	0.05
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		800,000	692,000	0.11
Ukraine (Govt of) 7.950%, 06/04/2014		420,000	408,450	0.06
Ukraine (Govt of) 6.250%, 06/17/2016		200,000	180,040	0.03
Ukraine (Govt of) 9.250%, 07/24/2017		1,915,000	1,790,525	0.28
Ukraine (Govt of) 7.750%, 09/23/2020		1,120,000	968,800	0.15
Ukraine (Govt of) 7.950%, 02/23/2021		330,000	283,688	0.05
Ukraine (Govt of) 7.800%, 11/28/2022		1,310,000	1,106,950	0.18
Ukraine Railways via Shortline PLC 9.500%, 05/21/2018		200,000	173,000	0.03
Ukreximbank Via Biz Finance PLC 8.750%, 01/22/2018		1,370,000	1,116,084	0.18
UKRLANDFARMING PLC 10.875%, 03/26/2018		1,410,000	1,269,000	0.20
			29,895,095	4.72
United Arab Emirates (Cost $18,747,071)
Anka a Sukuk Ltd. 10.000%, 08/25/2016	AED	4,000,000	1,199,238	0.19
Dana Gas Sukuk Ltd. 7.000%, 10/31/2017		391,000	443,785	0.07
Dana Gas Sukuk Ltd. 9.000%, 10/31/2017		2,000,000	1,995,000	0.31
DP World Ltd. 6.850%, 07/02/2037		3,400,000	3,485,000	0.55
DP World Sukuk Ltd. 6.250%, 07/02/2017		1,450,000	1,603,700	0.25
Dubai DOF Sukuk Ltd. 6.450%, 05/02/2022		200,000	224,212	0.04
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	2,200,000	3,774,805	0.60
Emirate of Dubai Government International Bonds 7.750%, 10/05/2020		3,420,000	4,112,550	0.65

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates - (continued)
Emirate of Dubai Government International Bonds 5.250%, 01/30/2043		250,000	$211,250	0.03
Sukuk Funding No 3 Ltd. 4.348%, 12/03/2018		2,100,000	2,128,665	0.34
			19,178,205	3.03
Uruguay (Cost $6,352,446)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	12,120,000	1,005,472	0.16
Uruguay (Rep of) 4.500%, 08/14/2024		804,374	793,314	0.12
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	4,550,000	333,336	0.05
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	15,580,000	817,692	0.13
Uruguay (Rep of) 7.875%, 01/15/2033		806,000	996,417	0.16
Uruguay (Rep of) 7.625%, 03/21/2036		764,000	929,215	0.15
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	4,940,000	306,389	0.05
Uruguay (Rep of) 4.125%, 11/20/2045		550,300	420,154	0.07
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	100,000	11,087	—
			5,613,076	0.89
Venezuela (Cost $13,585,729)
Petroleos de Venezuela S.A. 4.900%, 10/28/2014		1,507,394	1,398,108	0.22
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		550,000	372,625	0.06
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		280,000	228,200	0.04
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		460,000	226,550	0.04
Venezuela (Rep of) 8.500%, 10/08/2014		850,000	833,000	0.13
Venezuela (Rep of) 5.750%, 02/26/2016		400,000	322,000	0.05
Venezuela (Rep of) 7.750%, 10/13/2019		580,000	385,700	0.06
Venezuela (Rep of) 6.000%, 12/09/2020		385,000	224,262	0.03
Venezuela (Rep of) 12.750%, 08/23/2022		1,100,000	902,000	0.14
Venezuela (Rep of) 9.000%, 05/07/2023		450,000	288,000	0.04
Venezuela (Rep of) 8.250%, 10/13/2024		800,000	480,000	0.08
Venezuela (Rep of) 7.650%, 04/21/2025		400,000	232,000	0.04
Venezuela (Rep of) 11.750%, 10/21/2026		3,114,000	2,327,715	0.37
Venezuela (Rep of) 9.250%, 09/15/2027		599,000	395,340	0.06
Venezuela (Rep of) 9.250%, 05/07/2028		815,000	513,450	0.08
Venezuela (Rep of) 11.950%, 08/05/2031		2,762,200	2,044,028	0.32
			11,172,978	1.76
Vietnam (Cost $2,183,624)
Vietnam (Rep of) 6.875%, 01/15/2016		950,000	1,009,375	0.16
Vietnam (Rep of) 6.750%, 01/29/2020		1,053,000	1,137,240	0.18
			2,146,615	0.34
Total Debt Securities (Cost $573,686,719)			528,230,056	83.34

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.(3)		308,246	$32,366	0.01
			32,366	0.01
Kazakhstan (Cost $624,700)
BTA Bank JSC GDR (Registered)		34,532	18,992	—
			18,992	—
Total Equity Securities (Cost $624,700)			51,358	0.01

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $27,482)
Far East Energy Bermuda Ltd., Exp. 08/23/2014, Strike Price $11.92		1,308,684	$129,560	0.02
			129,560	0.02
Total Warrants (Cost $27,482)			129,560	0.02

	Currency(1)	Par	Value	% of Net Assets
Short-Term Investments

Abnajesh, Time Deposit 0.110%, 02/07/2014		25,000,000	$25,000,000	3.94
Riyad Bank London, Time Deposit 0.120%, 02/04/2014		25,000,000	25,000,000	3.94
United Kingdom, Time Deposit 0.120%, 02/07/2014		25,000,000	25,000,000	3.95

Total Short-Term Investments (Cost $75,000,000)			75,000,000	11.83

Total Investments in Securities (Cost $649,338,901)			603,410,974	95.20

Fully Funded Total Return Swaps

Indonesia (Cost $8,417,322)
Indonesia (Rep of) 12.800% 06/15/2021	IDR	15,700,000,000	1,559,070	0.24
Indonesia (Rep of) 11.000% 09/15/2025	IDR	1,200,000,000	109,828	0.02
Indonesia (Rep of) 8.375% 09/15/2026	IDR	9,100,000,000	690,333	0.11
Indonesia (Rep of) 7.000% 05/15/2027	IDR	10,400,000,000	695,037	0.11
Indonesia (Rep of) 9.000% 03/15/2029	IDR	8,000,000,000	630,159	0.10
Indonesia (Rep of) 10.500% 08/15/2030	IDR	18,150,000,000	1,597,973	0.25
Indonesia (Rep of) 9.500% 07/15/2031	IDR	2,120,000,000	172,965	0.03
			5,455,365	0.86
Total Fully Funded Total Return Swaps (Cost $8,417,322)			5,455,365	0.86

Total Investments (Total Cost $657,756,223)			608,866,339	96.06

Other Assets Less Liabilities			24,975,973	3.94
Net Assets			$633,842,312	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Security determined to be illiquid by the Investment Manager.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(5)	Issuer has defaulted on terms of debt obligation.
(6)	Security is payment in-kind bond.
(7)	When Issued Security.
(8)	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

At January 31, 2014, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/04/2014	Barclays Wholesale GTS	Brazilian Real	309,322	United States Dollar	131,236	$(3,189)
02/04/2014	Deutsche Bank London	Brazilian Real	309,240	United States Dollar	131,006	(2,993)
02/04/2014	Deutsche Bank London	Brazilian Real	442,125	United States Dollar	186,945	(3,923)
02/04/2014	HSBC Bank PLC	Brazilian Real	309,405	United States Dollar	130,810	(2,729)
02/04/2014	Merrill Lynch International	Brazilian Real	427,072	United States Dollar	176,018	773
02/04/2014	Morgan Stanley & Co. International	Brazilian Real	3,759,417	United States Dollar	1,549,444	6,803
02/04/2014	Union Bank of Switzerland - London	Brazilian Real	1,492,785	United States Dollar	630,000	(12,047)
02/04/2014	Union Bank of Switzerland - London	Brazilian Real	1,323,612	United States Dollar	560,000	(12,078)
02/04/2014	Citibank London	Peruvian Neuvo Sol	7,870,647	United States Dollar	2,788,933	(3,634)
02/04/2014	Credit Suisse Financial Products	Peruvian Neuvo Sol	6,798,697	United States Dollar	2,409,092	(3,139)
02/04/2014	Merrill Lynch International	Peruvian Neuvo Sol	4,042,132	United States Dollar	1,431,350	(903)
02/04/2014	Morgan Stanley & Co. International	Peruvian Neuvo Sol	7,648,909	United States Dollar	2,705,663	1,166
02/04/2014	Standard Chartered London	Peruvian Neuvo Sol	2,978,303	United States Dollar	1,056,511	(2,536)
02/04/2014	Barclays Wholesale GTS	United States Dollar	127,487	Brazilian Real	309,322	(560)
02/04/2014	Deutsche Bank London	United States Dollar	127,453	Brazilian Real	309,240	(560)
02/04/2014	Deutsche Bank London	United States Dollar	182,222	Brazilian Real	442,125	(800)
02/04/2014	HSBC Bank PLC	United States Dollar	127,521	Brazilian Real	309,405	(560)
02/04/2014	Merrill Lynch International	United States Dollar	180,580	Brazilian Real	427,072	3,789
02/04/2014	Morgan Stanley & Co. International	United States Dollar	1,585,048	Brazilian Real	3,759,417	28,801
02/04/2014	Union Bank of Switzerland - London	United States Dollar	545,527	Brazilian Real	1,323,612	(2,395)
02/04/2014	Union Bank of Switzerland - London	United States Dollar	615,252	Brazilian Real	1,492,785	(2,701)
02/04/2014	Citibank London	United States Dollar	2,773,308	Peruvian Neuvo Sol	7,870,647	(11,991)
02/04/2014	CSFB Global Foreign Exchange London	United States Dollar	2,396,692	Peruvian Neuvo Sol	6,798,697	(9,260)
02/04/2014	Merrill Lynch International	United States Dollar	1,432,313	Peruvian Neuvo Sol	4,042,132	1,866
02/04/2014	Morgan Stanley & Co. International	United States Dollar	2,710,361	Peruvian Neuvo Sol	7,648,909	3,532
02/04/2014	Standard Chartered London	United States Dollar	1,055,350	Peruvian Neuvo Sol	2,978,303	1,375
02/04/2014	Deutsche Bank London	United States Dollar	1,954,579	Polish Zloty	6,160,833	487
02/05/2014	Barclays Wholesale GTS	Euro	29,528	United States Dollar	39,866	(41)
02/05/2014	Merrill Lynch International	United States Dollar	37,781	Turkish Lira	85,561	(18)
02/12/2014	Morgan Stanley & Co. International	United States Dollar	1,916,315	Colombian Peso	3,725,317,260	69,560
02/13/2014	Barclays Wholesale GTS	Thai Baht	50,367,978	United States Dollar	1,556,729	(31,939)
02/13/2014	HSBC Bank PLC	Thai Baht	30,232,133	United States Dollar	931,509	(16,292)
02/14/2014	Chase Manhattan Bank London	Malaysian Ringgit	1,811,847	United States Dollar	540,785	404
02/14/2014	Citibank London	Malaysian Ringgit	1,100,000	United States Dollar	340,874	(12,310)
02/14/2014	Goldman Sachs International Ltd. London	Malaysian Ringgit	7,728,432	United States Dollar	2,406,936	(98,494)
02/14/2014	HSBC Bank PLC	Malaysian Ringgit	1,400,000	United States Dollar	433,759	(15,586)
02/14/2014	Merrill Lynch International	United States Dollar	1,691,450	Malaysian Ringgit	5,665,850	(910)
02/18/2014	Chase Manhattan Bank London	Taiwan Dollar	7,832,500	United States Dollar	260,000	(1,416)
02/18/2014	Deutsche Bank London	Taiwan Dollar	167,324,839	United States Dollar	5,561,367	(37,271)
02/18/2014	Goldman Sachs International Ltd. London	Taiwan Dollar	164,600,000	United States Dollar	5,471,165	(37,028)
02/18/2014	Union Bank of Switzerland - London	Taiwan Dollar	12,306,198	United States Dollar	407,490	(1,211)
02/18/2014	Merrill Lynch International	United States Dollar	3,364,716	British Pound	2,059,438	(20,374)
02/18/2014	Morgan Stanley & Co. International	United States Dollar	574,140	Taiwan Dollar	17,390,701	— *
02/18/2014	Standard Chartered London	United States Dollar	794,540	Taiwan Dollar	24,102,371	(1,180)
02/28/2014	Standard Chartered London	Chilean Peso	1,090,019,756	United States Dollar	1,987,636	(31,776)
02/28/2014	Citibank London	Colombian Peso	3,690,321,363	United States Dollar	1,860,275	(32,441)
02/28/2014	Barclays Wholesale GTS	Czech Koruna	4,559,911	United States Dollar	224,270	(877)
02/28/2014	Barclays Wholesale GTS	Czech Koruna	21,842,115	United States Dollar	1,087,143	(17,082)
02/28/2014	Credit Suisse Financial Products	Czech Koruna	9,282,138	United States Dollar	460,000	(5,261)
02/28/2014	HSBC Bank PLC	Hungarian Forint	216,562,153	United States Dollar	968,222	(34,473)
02/28/2014	Morgan Stanley & Co. International	Hungarian Forint	138,761,692	United States Dollar	619,980	(21,683)
02/28/2014	Morgan Stanley & Co. International	Hungarian Forint	106,157,856	United States Dollar	480,000	(22,280)
02/28/2014	Deutsche Bank London	Indian Rupee	8,080,800	United States Dollar	130,000	(1,639)
02/28/2014	HSBC Bank PLC	Indian Rupee	37,609,104	United States Dollar	602,710	(5,300)
02/28/2014	Merrill Lynch International	Indian Rupee	477,125,563	United States Dollar	7,652,375	(73,367)
02/28/2014	Morgan Stanley & Co. International	Indian Rupee	339,400,000	United States Dollar	5,476,844	(85,568)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2014	Deutsche Bank London	Indonesian Rupiah	36,219,349,440	United States Dollar	3,014,511	$(49,269)
02/28/2014	Standard Chartered London	Indonesian Rupiah	8,442,577,000	United States Dollar	686,109	5,076
02/28/2014	Deutsche Bank London	Israeli Shekel	1,296,666	United States Dollar	369,671	(1,026)
02/28/2014	HSBC Bank PLC	Israeli Shekel	4,394,451	United States Dollar	1,239,322	10,029
02/28/2014	Chase Manhattan Bank London	Mexican Peso	54,313,872	United States Dollar	4,130,332	(77,888)
02/28/2014	Citibank London	Mexican Peso	9,827,266	United States Dollar	747,463	(14,235)
02/28/2014	Citibank London	Mexican Peso	13,203,535	United States Dollar	1,000,000	(14,863)
02/28/2014	Citibank London	Mexican Peso	30,669,830	United States Dollar	2,336,215	(47,890)
02/28/2014	Deutsche Bank London	Mexican Peso	16,516,006	United States Dollar	1,219,190	13,095
02/28/2014	Goldman Sachs International Ltd. London	Mexican Peso	18,655,212	United States Dollar	1,398,940	(7,045)
02/28/2014	Goldman Sachs International Ltd. London	Mexican Peso	107,897,001	United States Dollar	8,187,848	(137,480)
02/28/2014	HSBC Bank PLC	Mexican Peso	18,473,752	United States Dollar	1,388,302	(9,946)
02/28/2014	Merrill Lynch International	Peruvian Neuvo Sol	10,160,283	United States Dollar	3,588,431	(14,126)
02/28/2014	Morgan Stanley & Co. International	Peruvian Neuvo Sol	8,979,991	United States Dollar	3,182,137	(23,050)
02/28/2014	Citibank London	Philippine Peso	10,814,168	United States Dollar	238,250	245
02/28/2014	Citibank London	Philippine Peso	164,283,676	United States Dollar	3,633,560	(10,455)
02/28/2014	Deutsche Bank London	Philippine Peso	42,921,000	United States Dollar	950,000	(3,422)
02/28/2014	Deutsche Bank London	Philippine Peso	63,687,652	United States Dollar	1,421,917	(17,352)
02/28/2014	Barclays Wholesale GTS	Polish Zloty	1,226,355	United States Dollar	400,000	(11,606)
02/28/2014	Barclays Wholesale GTS	Polish Zloty	14,137,457	United States Dollar	4,542,155	(64,742)
02/28/2014	Deutsche Bank London	Polish Zloty	487,475	United States Dollar	156,746	(2,359)
02/28/2014	Deutsche Bank London	Polish Zloty	4,968,566	United States Dollar	1,612,286	(38,713)
02/28/2014	Deutsche Bank London	Polish Zloty	10,835,987	United States Dollar	3,475,078	(43,259)
02/28/2014	Merrill Lynch International	Polish Zloty	12,904,165	United States Dollar	4,139,533	(52,711)
02/28/2014	Union Bank of Switzerland - London	Polish Zloty	3,364,235	United States Dollar	1,092,550	(27,078)
02/28/2014	Deutsche Bank London	Polish Zloty	1,954,424	United States Dollar	1,951,524	2,900
02/28/2014	Barclays Wholesale GTS	Romanian Leu	9,462,013	United States Dollar	2,874,681	(44,419)
02/28/2014	Merrill Lynch International	Romanian Leu	498,973	United States Dollar	150,000	(748)
02/28/2014	Union Bank of Switzerland - London	Romanian Leu	728,675	United States Dollar	217,760	200
02/28/2014	Chase Manhattan Bank London	Russian Ruble	51,123,916	United States Dollar	1,497,040	(51,661)
02/28/2014	CSFB Global Foreign Exchange London	Russian Ruble	185,434,725	United States Dollar	5,530,000	(287,375)
02/28/2014	Deutsche Bank London	Russian Ruble	16,161,600	United States Dollar	480,000	(23,078)
02/28/2014	Goldman Sachs International Ltd. London	Russian Ruble	95,903,266	United States Dollar	2,842,842	(131,457)
02/28/2014	HSBC Bank PLC	Russian Ruble	161,120,645	United States Dollar	4,802,976	(247,761)
02/28/2014	Union Bank of Switzerland - London	Singapore Dollar	420,134	United States Dollar	330,000	(933)
02/28/2014	Barclays Wholesale GTS	South African Rand	10,255,283	United States Dollar	922,951	(3,710)
02/28/2014	Barclays Wholesale GTS	South African Rand	8,498,596	United States Dollar	812,299	(50,519)
02/28/2014	Deutsche Bank London	South African Rand	6,604,440	United States Dollar	640,000	(48,005)
02/28/2014	HSBC Bank PLC	South African Rand	2,446,500	United States Dollar	226,633	(7,338)
02/28/2014	Merrill Lynch International	South African Rand	5,367,587	United States Dollar	479,806	1,323
02/28/2014	Union Bank of Switzerland - London	South African Rand	9,310,444	United States Dollar	820,000	14,550
02/28/2014	Union Bank of Switzerland - London	South African Rand	3,978,355	United States Dollar	355,457	1,146
02/28/2014	Union Bank of Switzerland - London	South African Rand	9,094,615	United States Dollar	830,000	(14,796)
02/28/2014	Union Bank of Switzerland - London	South African Rand	8,923,708	United States Dollar	818,300	(18,415)
02/28/2014	Union Bank of Switzerland - London	South African Rand	12,010,830	United States Dollar	1,147,221	(70,619)
02/28/2014	Barclays Wholesale GTS	Thai Baht	38,186,666	United States Dollar	1,153,850	1,257
02/28/2014	Citibank London	Thai Baht	13,000,000	United States Dollar	400,863	(7,627)
02/28/2014	Deutsche Bank London	Thai Baht	20,850,000	United States Dollar	640,356	(9,666)
02/28/2014	Deutsche Bank London	Thai Baht	21,000,000	United States Dollar	647,748	(12,520)
02/28/2014	HSBC Bank PLC	Thai Baht	24,510,000	United States Dollar	751,840	(10,439)
02/28/2014	Morgan Stanley & Co. International	Thai Baht	22,500,000	United States Dollar	692,627	(12,026)
02/28/2014	Standard Chartered London	Thai Baht	19,406,844	United States Dollar	587,552	(515)
02/28/2014	Standard Chartered London	Thai Baht	7,254,368	United States Dollar	220,000	(563)
02/28/2014	Standard Chartered London	Thai Baht	10,000,000	United States Dollar	308,071	(5,582)
02/28/2014	Deutsche Bank London	Turkish Lira	840,560	United States Dollar	367,667	1,410
02/28/2014	Deutsche Bank London	Turkish Lira	2,440,268	United States Dollar	1,176,203	(104,719)
02/28/2014	Goldman Sachs International Ltd. London	Turkish Lira	696,504	United States Dollar	306,520	(696)
02/28/2014	HSBC Bank PLC	Turkish Lira	887,156	United States Dollar	433,774	(44,238)
02/28/2014	Merrill Lynch International	Turkish Lira	85,561	United States Dollar	37,538	30

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2014	Deutsche Bank London	United States Dollar	252,400	Chilean Peso	138,441,400	$3,990
02/28/2014	Goldman Sachs International Ltd. London	United States Dollar	375,280	Colombian Peso	754,500,440	1,572
02/28/2014	Standard Chartered London	United States Dollar	816,560	Colombian Peso	1,633,936,560	7,263
02/28/2014	Standard Chartered London	United States Dollar	2,130,000	Colombian Peso	4,306,860,000	(3,209)
02/28/2014	HSBC Bank PLC	United States Dollar	482,430	Czech Koruna	9,700,206	7,210
02/28/2014	Union Bank of Switzerland - London	United States Dollar	243,550	Czech Koruna	4,900,545	3,469
02/28/2014	Deutsche Bank London	United States Dollar	409,385	Hungarian Forint	91,382,142	15,374
02/28/2014	Merrill Lynch International	United States Dollar	487,607	Hungarian Forint	108,931,400	17,929
02/28/2014	Morgan Stanley & Co. International	United States Dollar	399,189	Hungarian Forint	89,373,658	13,838
02/28/2014	Union Bank of Switzerland - London	United States Dollar	409,385	Hungarian Forint	91,405,682	15,272
02/28/2014	Standard Chartered London	United States Dollar	618,720	Indian Rupee	38,923,675	428
02/28/2014	Standard Chartered London	United States Dollar	876,330	Indian Rupee	55,682,008	(8,163)
02/28/2014	Deutsche Bank London	United States Dollar	512,150	Indonesian Rupiah	6,232,865,500	1,871
02/28/2014	Deutsche Bank London	United States Dollar	708,660	Indonesian Rupiah	8,716,518,000	(4,953)
02/28/2014	Deutsche Bank London	United States Dollar	160,000	Israeli Shekel	557,520	1,496
02/28/2014	Union Bank of Switzerland - London	United States Dollar	150,000	Israeli Shekel	527,651	(12)
02/28/2014	Morgan Stanley & Co. International	United States Dollar	289,440	Korean Won	314,114,760	(456)
02/28/2014	Merrill Lynch International	United States Dollar	1,484,100	Malaysian Ringgit	4,955,410	4,564
02/28/2014	Citibank London	United States Dollar	2,516,520	Mexican Peso	33,513,000	16,061
02/28/2014	Citibank London	United States Dollar	332,475	Mexican Peso	4,434,720	1,594
02/28/2014	Goldman Sachs International Ltd. London	United States Dollar	5,075,670	Mexican Peso	68,082,195	(4,051)
02/28/2014	Morgan Stanley & Co. International	United States Dollar	2,807,760	Mexican Peso	38,051,887	(31,352)
02/28/2014	Union Bank of Switzerland - London	United States Dollar	867,983	Mexican Peso	11,565,000	5,099
02/28/2014	Goldman Sachs International Ltd. London	United States Dollar	367,620	Peruvian Neuvo Sol	1,044,408	206
02/28/2014	Merrill Lynch International	United States Dollar	1,420,535	Peruvian Neuvo Sol	4,042,132	(1,454)
02/28/2014	Morgan Stanley & Co. International	United States Dollar	2,690,625	Peruvian Neuvo Sol	7,648,909	(198)
02/28/2014	Standard Chartered London	United States Dollar	1,049,068	Peruvian Neuvo Sol	2,978,303	1,325
02/28/2014	Standard Chartered London	United States Dollar	271,880	Philippine Peso	12,299,851	620
02/28/2014	Standard Chartered London	United States Dollar	504,540	Philippine Peso	23,032,251	(3,412)
02/28/2014	Deutsche Bank London	United States Dollar	1,119,010	Polish Zloty	3,441,247	29,148
02/28/2014	Merrill Lynch International	United States Dollar	1,131,036	Polish Zloty	3,482,151	28,219
02/28/2014	Standard Chartered London	United States Dollar	846,883	Polish Zloty	2,587,523	27,399
02/28/2014	Barclays Wholesale GTS	United States Dollar	1,890,000	Romanian Leu	6,262,137	16,880
02/28/2014	Barclays Wholesale GTS	United States Dollar	419,730	Romanian Leu	1,393,420	2,933
02/28/2014	Citibank London	United States Dollar	1,268,847	Russian Ruble	43,511,925	38,674
02/28/2014	HSBC Bank PLC	United States Dollar	2,346,586	Russian Ruble	79,304,040	104,496
02/28/2014	HSBC Bank PLC	United States Dollar	2,688,900	Russian Ruble	93,788,832	37,295
02/28/2014	Merrill Lynch International	United States Dollar	873,920	Singapore Dollar	1,114,338	1,121
02/28/2014	Merrill Lynch International	United States Dollar	1,084,240	Singapore Dollar	1,384,311	(14)
02/28/2014	ANZ Banking Corp. Melbourne	United States Dollar	841,552	South African Rand	9,322,291	5,940
02/28/2014	Barclays Wholesale GTS	United States Dollar	1,195,870	South African Rand	13,387,293	(4,112)
02/28/2014	Goldman Sachs International Ltd. London	United States Dollar	418,841	South African Rand	4,625,072	4,268
02/28/2014	HSBC Bank PLC	United States Dollar	595,595	South African Rand	6,562,148	7,391
02/28/2014	Merrill Lynch International	United States Dollar	1,200,340	South African Rand	13,349,581	3,738
02/28/2014	Union Bank of Switzerland - London	United States Dollar	1,373,651	South African Rand	14,030,338	116,029
02/28/2014	Barclays Wholesale GTS	United States Dollar	1,153,850	Thai Baht	38,134,743	314
02/28/2014	Barclays Wholesale GTS	United States Dollar	1,153,850	Thai Baht	38,180,897	(1,082)
02/28/2014	Standard Chartered London	United States Dollar	1,599,270	Thai Baht	52,827,087	1,306
02/28/2014	ANZ Banking Corp. Melbourne	United States Dollar	230,000	Turkish Lira	508,658	6,656
02/28/2014	Standard Chartered London	United States Dollar	235,990	Turkish Lira	552,087	(6,423)
02/28/2014	Union Bank of Switzerland - London	United States Dollar	1,665,897	Turkish Lira	3,803,743	(4,268)
03/06/2014	Barclays Wholesale GTS	Brazilian Real	610,486	United States Dollar	256,119	(5,343)
03/06/2014	Goldman Sachs International Ltd. London	Brazilian Real	4,800,064	United States Dollar	2,044,408	(72,627)
03/06/2014	Merrill Lynch International	Brazilian Real	3,283,167	United States Dollar	1,392,175	(43,509)
03/06/2014	Union Bank of Switzerland - London	Brazilian Real	3,289,959	United States Dollar	1,401,832	(50,375)
03/06/2014	Barclays Wholesale GTS	United States Dollar	2,619,720	Brazilian Real	6,313,609	26,202
03/06/2014	Citibank London	United States Dollar	1,313,150	Brazilian Real	3,202,773	(2,492)
03/06/2014	Merrill Lynch International	United States Dollar	1,891,440	Brazilian Real	4,617,762	(5,454)
03/17/2014	Barclays Wholesale GTS	Malaysian Ringgit	1,411,690	United States Dollar	422,011	(862)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/17/2014	Chase Manhattan Bank London	Malaysian Ringgit	1,653,600	United States Dollar	500,000	$(6,682)
03/17/2014	Chase Manhattan Bank London	Malaysian Ringgit	4,762,897	United States Dollar	1,478,426	(57,513)
03/17/2014	Standard Chartered London	Malaysian Ringgit	4,800,000	United States Dollar	1,485,608	(53,626)
03/31/2014	Goldman Sachs International Ltd. London	Chinese Yuan Renminbi	4,807,649	United States Dollar	788,010	(965)
03/31/2014	HSBC Bank PLC	Chinese Yuan Renminbi	1,463,520	United States Dollar	240,000	(412)
03/31/2014	HSBC Bank PLC	Chinese Yuan Renminbi	89,336,987	United States Dollar	14,633,413	(8,345)
03/31/2014	Barclays Wholesale GTS	Malaysian Ringgit	8,400,000	United States Dollar	2,573,056	(68,833)
03/31/2014	Chase Manhattan Bank London	Malaysian Ringgit	7,200,000	United States Dollar	2,190,914	(44,436)
03/31/2014	Merrill Lynch International	Malaysian Ringgit	8,400,000	United States Dollar	2,547,693	(43,470)
03/31/2014	Deutsche Bank London	Polish Zloty	8,033,337	United States Dollar	2,597,096	(58,300)
03/31/2014	Chase Manhattan Bank London	Singapore Dollar	742,908	United States Dollar	581,365	510
03/31/2014	Merrill Lynch International	Singapore Dollar	17,443,341	United States Dollar	13,779,943	(117,640)
03/31/2014	Citibank London	Thai Baht	55,011,929	United States Dollar	1,666,018	(4,704)
03/31/2014	HSBC Bank PLC	Thai Baht	64,600,000	United States Dollar	1,951,072	(206)
03/31/2014	HSBC Bank PLC	Thai Baht	49,800,000	United States Dollar	1,508,405	(4,486)
03/31/2014	Union Bank of Switzerland - London	Thai Baht	50,100,000	United States Dollar	1,515,656	(2,677)
03/31/2014	HSBC Bank PLC	United States Dollar	994,960	Chinese Yuan Renminbi	6,071,743	974
03/31/2014	Standard Chartered London	United States Dollar	1,328,940	Chinese Yuan Renminbi	8,113,179	758
03/31/2014	Barclays Wholesale GTS	United States Dollar	850,000	Turkish Lira	1,878,670	32,578
03/31/2014	Barclays Wholesale GTS	United States Dollar	810,000	Turkish Lira	1,797,633	27,838
03/31/2014	Chase Manhattan Bank London	United States Dollar	850,000	Turkish Lira	1,875,780	33,836
03/31/2014	HSBC Bank PLC	United States Dollar	850,000	Turkish Lira	1,834,385	51,847
03/31/2014	HSBC Bank PLC	United States Dollar	850,000	Turkish Lira	1,839,145	49,776
03/31/2014	HSBC Bank PLC	United States Dollar	510,000	Turkish Lira	1,111,647	26,315
04/02/2014	Merrill Lynch International	Brazilian Real	427,072	United States Dollar	178,028	(3,891)
04/02/2014	Barclays Wholesale GTS	United States Dollar	4,668,063	Brazilian Real	11,229,960	89,078
04/15/2014	Barclays Wholesale GTS	Euro	222,629	United States Dollar	304,420	(4,149)
04/15/2014	Barclays Wholesale GTS	Euro	941,250	United States Dollar	1,286,959	(17,449)
04/15/2014	ANZ Banking Corp. Melbourne	United States Dollar	103,885	Euro	76,566	617
04/15/2014	Barclays Wholesale GTS	United States Dollar	607,078	Euro	444,002	8,231
04/15/2014	Barclays Wholesale GTS	United States Dollar	73,722	Euro	53,906	1,016
04/15/2014	Barclays Wholesale GTS	United States Dollar	51,239	Euro	37,442	740
04/15/2014	Barclays Wholesale GTS	United States Dollar	53,061	Euro	38,805	723
04/15/2014	Barclays Wholesale GTS	United States Dollar	50,978	Euro	37,292	680
04/15/2014	Barclays Wholesale GTS	United States Dollar	39,867	Euro	29,528	41
04/15/2014	Deutsche Bank London	United States Dollar	14,866,496	Euro	10,941,585	109,047
04/15/2014	Deutsche Bank London	United States Dollar	689,907	Euro	508,844	3,604
04/15/2014	Deutsche Bank London	United States Dollar	74,876	Euro	54,986	713
04/28/2014	HSBC Bank PLC	United States Dollar	7,783,009	Russian Ruble	272,572,645	216,748
04/30/2014	Deutsche Bank London	Czech Koruna	83,428,501	United States Dollar	4,136,396	(47,188)
04/30/2014	Deutsche Bank London	Hungarian Forint	601,318,497	United States Dollar	2,676,175	(95,405)
04/30/2014	Chase Manhattan Bank London	Mexican Peso	28,002,499	United States Dollar	2,087,231	(8,046)
04/30/2014	Citibank London	Mexican Peso	78,613,869	United States Dollar	5,862,113	(25,034)
04/30/2014	CSFB Global Foreign Exchange London	Mexican Peso	57,500,136	United States Dollar	4,291,535	(22,151)
04/30/2014	Standard Chartered London	Mexican Peso	50,414,864	United States Dollar	3,751,692	(8,389)
04/30/2014	Deutsche Bank London	Romanian Leu	4,014,907	United States Dollar	1,205,316	(17,816)
04/30/2014	Chase Manhattan Bank London	Russian Ruble	40,869,000	United States Dollar	1,140,000	(6,500)
04/30/2014	HSBC Bank PLC	United States Dollar	340,000	Hungarian Forint	78,795,000	1,824
04/30/2014	Barclays Wholesale GTS	United States Dollar	3,547,914	Polish Zloty	11,024,609	70,711
04/30/2014	Citibank London	United States Dollar	3,930,000	Turkish Lira	9,164,760	(21,121)
04/30/2014	Deutsche Bank London	United States Dollar	1,635,878	Turkish Lira	3,803,743	(3,996)
08/29/2014	Deutsche Bank London	United States Dollar	310,000	Turkish Lira	744,465	(9)
08/29/2014	Deutsche Bank London	United States Dollar	348,838	Turkish Lira	840,560	(1,186)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	38,604,157	United States Dollar	5,775,607	530,169
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	174,251	United States Dollar	26,573	1,890
04/13/2015	HSBC Bank PLC	United States Dollar	93,434	Chinese Offshore Yuan	612,369	(6,593)
04/13/2015	HSBC Bank PLC	United States Dollar	550,000	Chinese Offshore Yuan	3,554,650	(30,632)
04/13/2015	HSBC Bank PLC	United States Dollar	550,000	Chinese Offshore Yuan	3,565,925	(32,474)
04/13/2015	HSBC Bank PLC	United States Dollar	2,050,000	Chinese Offshore Yuan	13,449,435	(146,891)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/13/2015	HSBC Bank PLC	United States Dollar	2,710,000	Chinese Offshore Yuan	17,596,030	$(164,214)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	105,616,865	United States Dollar	16,100,132	1,141,809
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	6,222,535	United States Dollar	939,109	76,719
05/04/2015	Standard Chartered London	United States Dollar	1,100,000	Chinese Offshore Yuan	7,158,800	(68,673)
05/04/2015	Standard Chartered London	United States Dollar	3,400,000	Chinese Offshore Yuan	22,343,100	(247,508)
05/04/2015	Standard Chartered London	United States Dollar	12,500,000	Chinese Offshore Yuan	82,337,500	(941,587)
07/17/2015	HSBC Bank PLC	Chinese Offshore Yuan	3,785,666	United States Dollar	564,393	52,355
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	24,998,265	United States Dollar	3,761,400	311,231
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	657,900	United States Dollar	100,038	7,145
07/17/2015	HSBC Bank PLC	United States Dollar	18,198	Chinese Offshore Yuan	119,651	(1,295)
07/17/2015	HSBC Bank PLC	United States Dollar	557,442	Chinese Offshore Yuan	3,666,015	(39,813)
07/17/2015	Standard Chartered London	United States Dollar	3,870,000	Chinese Offshore Yuan	25,656,165	(309,814)

Total						$(1,961,165)

*	Amount rounds to less than $1

At January 31, 2014, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/ (Losses)	Counterparty

12.480%	Brazil CETIP Interbank Deposit Rate	BRL	3,570,279	02/01/2017	$960	HSBC

Brazil CETIP Interbank Deposit Rate	11.593%	BRL	3,371,244	01/04/2016	(19,762)	HSBC

Brazil CETIP Interbank Deposit Rate	12.185%	BRL	2,266,447	01/02/2017	(15,018)	HSBC

Brazil CETIP Interbank Deposit Rate	11.032%	BRL	2,184,520	01/02/2017	(33,984)	HSBC

Brazil CETIP Interbank Deposit Rate	10.955%	BRL	7,552,695	07/01/2015	(37,360)	HSBC

Brazil CETIP Interbank Deposit Rate	11.170%	BRL	5,548,556	01/04/2016	(43,796)	HSBC

11.970%	Brazil CETIP Interbank Deposit Rate	BRL	8,209,815	01/04/2016	(29,360)	HSBC

Johannesburg Interbank Agreed Rate 3 Month	6.580%	ZAR	39,000,000	11/07/2016	(94,519)	Barclays Capital

Johannesburg Interbank Agreed Rate 3 Month	6.695%	ZAR	20,206,000	01/14/2017	(52,511)	HSBC

Johannesburg Interbank Agreed Rate 3 Month	6.760%	ZAR	5,548,566	01/04/2016	(54,302)	Morgan Stanley

					$(379,652)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$227,818,300	$—	$227,818,300
Government Agencies	—	3,827,141	—	3,827,141
Government Bonds	—	266,569,636	—	266,569,636
Municipal Bonds	—	4,112,550	—	4,112,550
Index Linked Corporate Bonds	—	3,960,094	—	3,960,094
Index Linked Government Bonds	463,147	11,561,848	—	12,024,995
Short-Term Bills and Notes	—	1,310,698	—	1,310,698
Common Stock	—	51,358	—	51,358
Warrants	—	129,560	—	129,560
Financial Certificate	—	8,606,642	—	8,606,642
Fully Funded Total Return Swaps	—	5,455,365	—	5,455,365
Short-Term Investments	—	75,000,000	—	75,000,000

Total Investments	$463,147	$608,403,192	$—	$608,866,339

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$3,596,530	$—	$3,596,530
Interest Rate Swap Contracts	—	960	—	960
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(5,557,695)	—	(5,557,695)
Interest Rate Swap Contracts	—	(380,612)	—	(380,612)

Total Other Financial Instruments	$—	$(2,340,817)	$—	$(2,340,817)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

At January 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$660,001,482

Gross tax appreciation of investments	$2,524,520
Gross tax depreciation of investments	(53,659,663)

Net tax depreciation of investments	$(51,135,143)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $870,427)
Braskem S.A. ADR		6,401	$96,975	1.04
Estacio Participacoes S.A.	BRL	5,400	41,866	0.45
Gol Linhas Aereas Inteligentes S.A. ADR		12,139	47,706	0.51
Petroleo Brasileiro S.A.	BRL	16,400	93,578	1.00
Petroleo Brasileiro S.A. ADR		621	6,962	0.08
Vale S.A.	BRL	5,600	76,693	0.82
Vale S.A. ADR		19,961	271,470	2.91
			635,250	6.81
China (Cost $2,043,844)
21Vianet Group, Inc. ADR		1,778	40,130	0.43
Anhui Conch Cement Co. Ltd., Class H	HKD	54,000	206,378	2.21
Anton Oilfield Services Group	HKD	82,000	52,098	0.56
Baidu, Inc. ADR		1,164	182,166	1.95
Beijing Enterprises Water Group Ltd.		122,000	68,566	0.74
China Conch Venture Holdings Ltd.	HKD	6,000	14,776	0.16
China Dongxiang Group Co.	HKD	292,000	56,834	0.61
China Merchants Bank Co. Ltd., Class H	HKD	113,508	197,720	2.12
China Minsheng Banking Corp. Ltd., Class H		145,500	141,713	1.52
China National Building Material Co. Ltd., Class H	HKD	82,000	78,326	0.84
China Shipping Development Co. Ltd., Class H	HKD	80,000	47,551	0.51
CITIC Securities Co. Ltd., Class H	HKD	75,000	169,987	1.82
Hollysys Automation Technologies Ltd.		5,011	84,536	0.91
Industrial & Commercial Bank of China Ltd., Class H	HKD	231,000	141,593	1.52
Intime Retail Group Co. Ltd.		57,000	57,208	0.61
Nine Dragons Paper Holdings Ltd.	HKD	81,000	69,713	0.75
Ping An Insurance Group Co. of China Ltd., Class H	HKD	31,500	251,256	2.69
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	HKD	44,700	109,983	1.18
Shimao Property Holdings Ltd.	HKD	22,000	48,031	0.52
Sohu.com, Inc.		1,200	87,336	0.94
ZTE Corp., Class H	HKD	36,200	74,006	0.79
			2,179,907	23.38
Czech Republic (Cost $185,883)
Erste Group Bank A.G.	EUR	5,538	201,177	2.16
			201,177	2.16
India (Cost $230,926)
ICICI Bank Ltd. ADR		1,889	60,769	0.65
Infosys Ltd. ADR		1,694	99,235	1.06
Reliance Industries Ltd. GDR(2)		2,514	65,998	0.71
			226,002	2.42
Indonesia (Cost $150,001)
Bank Mandiri Persero Tbk PT	IDR	108,400	77,510	0.83
Indomobil Sukses Internasional Tbk PT	IDR	72,000	28,943	0.31
Timah Persero Tbk PT		170,500	17,904	0.19
			124,357	1.33
Malaysia (Cost $215,832)
DRB-Hicom Bhd.	MYR	84,700	68,811	0.74
Parkson Retail Group Ltd.		56,500	17,198	0.18
Tenaga Nasional Bhd.	MYR	32,200	114,302	1.23
			200,311	2.15
Mexico (Cost $360,080)
Cemex S.A.B. de C.V. ADR (Participation Certificate)		14,689	181,703	1.95
Empresas ICA S.A.B. de C.V. ADR		5,879	45,268	0.49

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Mexico - (continued)
Ternium S.A. ADR		6,521	$194,196	2.08
			421,167	4.52
Peru (Cost $177,148)
Credicorp Ltd.		1,470	193,922	2.08
			193,922	2.08
Philippines (Cost $41,147)
Bloomberry Resorts Corp.		163,100	31,676	0.34
			31,676	0.34
Qatar (Cost $66,164)
Doha Bank QSC		4,300	75,475	0.81
			75,475	0.81
Russian Federation (Cost $888,118)
Aeroflot - Russian Airlines OJSC		77,200	182,189	1.96
Lukoil OAO ADR		3,626	205,971	2.21
NovaTek OAO GDR (Registered)		220	26,836	0.29
Sberbank of Russia ADR		38,237	413,109	4.43
Sistema JSFC GDR (Registered)		3,365	90,717	0.97
			918,822	9.86
South Africa (Cost $163,662)
Exxaro Resources Ltd.		3,005	40,627	0.44
Imperial Holdings Ltd.	ZAR	2,493	41,520	0.45
Steinhoff International Holdings Ltd.	ZAR	23,815	98,195	1.05
			180,342	1.94
South Korea (Cost $2,204,282)
Basic House (The) Co. Ltd.	KRW	2,360	56,143	0.60
BS Financial Group, Inc.	KRW	6,140	90,639	0.97
Hana Financial Group, Inc.	KRW	5,530	209,808	2.25
Hyundai Development Co.-Engineering & Construction	KRW	4,580	103,413	1.11
Hyundai Mobis Co. Ltd.	KRW	420	120,022	1.29
Hyundai Motor Co.	KRW	2,134	466,598	5.00
Kia Motors Corp.	KRW	2,357	118,009	1.27
Korean Reinsurance Co.	KRW	7,630	80,241	0.86
LG Chem Ltd.	KRW	538	129,680	1.39
LG Display Co. Ltd.	KRW	2,150	50,509	0.54
Lotte Chemical Corp.	KRW	443	86,636	0.93
Samsung Electronics Co. Ltd.	KRW	343	405,885	4.35
Samsung Engineering Co. Ltd.	KRW	836	55,081	0.59
Samsung Heavy Industries Co. Ltd.	KRW	3,660	114,340	1.23
SK Innovation Co. Ltd.	KRW	369	43,569	0.47
			2,130,573	22.85
Taiwan (Cost $553,465)
Capital Securities Corp.	TWD	79,000	30,709	0.33
China Life Insurance Co. Ltd.	TWD	63,840	60,837	0.65
Evergreen Marine Corp. Taiwan Ltd.	TWD	115,000	67,513	0.72
Formosa Plastics Corp.	TWD	8,320	21,302	0.23
Hon Hai Precision Industry Co. Ltd.	TWD	37,000	103,384	1.11
MediaTek, Inc.	TWD	3,000	39,612	0.42
Shin Kong Financial Holding Co. Ltd.	TWD	269,901	90,317	0.97
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	21,251	72,875	0.78
United Microelectronics Corp.	TWD	36,000	14,687	0.16
United Microelectronics Corp. ADR		24,393	49,274	0.53
Wan Hai Lines Ltd.	TWD	34,000	16,465	0.18
			566,975	6.08

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Thailand (Cost $199,270)
Charoen Pokphand Foods PCL (Registered)	THB	37,800	$32,635	0.35
Kasikornbank PCL (Registered)	THB	2,200	11,344	0.12
Kasikornbank PCL NVDR	THB	16,100	83,029	0.89
Thai Beverage PCL	SGD	102,000	43,995	0.48
			171,003	1.84
Turkey (Cost $70,950)
Turk Hava Yollari AO	TRY	20,390	60,833	0.65
			60,833	0.65
Total Common Stock (Cost $8,421,199)			8,317,792	89.22

Preferred Stock

Brazil (Cost $331,260)
Banco ABC Brasil S.A.	BRL	7,167	35,430	0.38
Cia Energetica de Minas Gerais ADR		6,723	38,792	0.42
Itau Unibanco Holding S.A. ADR		8,420	103,061	1.10
Usinas Siderurgicas de Minas Gerais S.A., Class A	BRL	16,700	82,350	0.88
			259,633	2.78
Total Preferred Stock (Cost $331,260)			259,633	2.78

Equity-Linked Securities

India (Cost $453,005)
Adani Ports and Special Economic Zone Ltd., Issued by JP Morgan Structured Products B.V.		22,922	53,698	0.58
Axis Bank Ltd., Issued by Merrill Lynch International		3,219	56,278	0.60
Axis Bank Ltd., Issued by Merrill Lynch International		481	8,468	0.09
Bharat Petroleum Corp. Ltd., Issued by JP Morgan Structured Products B.V.		12,603	73,043	0.78
Hero MotoCorp Ltd., Issued by JP Morgan Structured Products B.V.		1,994	62,310	0.67
Jaiprakash Associates Ltd., Issued by Merrill Lynch International & Co.		53,701	34,144	0.37
Maruti Suzuki India Ltd., Issued by Merrill Lynch International & Co.		2,520	65,470	0.70
Tech Mahindra Ltd., Issued by Citigroup Global Markets		2,554	72,848	0.78
			426,259	4.57
Saudi Arabia (Cost $149,739)
Abdullah Al Othaim Markets, Issued by Credit Suisse A.G.		2,204	83,007	0.89
Herfy Food Services Co. Ltd., Issued by JP Morgan Structured Products B.V.		200	5,999	0.07
Herfy Food Services Co. Ltd., Issued by JP Morgan Structured Products B.V.		3,039	91,159	0.98
			180,165	1.94

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
United Arab Emirates (Cost $65,809)
Union National Bank PJSC, Issued by JP Morgan Structured Products B.V.		47,000	$87,829	0.94
			87,829	0.94
Total Equity-Linked Securities (Cost $668,553)			694,253	7.45
Total Investments (Total Cost $9,421,012)			9,271,678	99.45
Other Assets Less Liabilities			51,304	0.55
Net Assets			$9,322,982	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Security determined to be illiquid by the Investment Manager.

Percentages shown are based on net assets.

At January 31, 2014, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	14.6%
Consumer Staples	0.8
Energy	6.5
Financials	32.9
Health Care	1.2
Industrials	9.0
Information Technology	14.8
Materials	16.2
Telecommunication Services	1.0
Utilities	2.4

Total Investments	99.4
Other Assets Less Liabilities	0.6
Net Assets	100.0%

At January 31, 2014, the Ashmore Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/04/2014	Brown Bros. Harriman New York	United States Dollar	10,972	Hong Kong Dollar	85,186	$—	*

Total						$—	*

*	Amount rounds to less than $1

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, maturities, ratings, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments, which are carried at fair value, as of January 31, 2014.

	Level 1	Level 2		Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$423,112	$212,138		$—	$635,250
China	394,167	1,785,740		—	2,179,907
Czech Republic	—	201,177		—	201,177
India	160,004	65,998		—	226,002
Indonesia	—	124,357		—	124,357
Malaysia	—	200,311		—	200,311
Mexico	421,167	—		—	421,167
Peru	193,922	—		—	193,922
Philippines	—	31,676		—	31,676
Qatar	—	75,475		—	75,475
Russian Federation	182,189	736,633		—	918,822
South Africa	—	180,342		—	180,342
South Korea	—	2,130,573		—	2,130,573
Taiwan	49,274	517,701		—	566,975
Thailand	—	171,003		—	171,003
Turkey	—	60,833		—	60,833
Preferred Stock
Brazil	141,853	117,780		—	259,633
Equity - Linked Securities
India	—	426,259		—	426,259
Saudi Arabia	97,158	83,007		—	180,165
United Arab Emirates	—	87,829		—	87,829

Total Investments	$2,062,846	$7,208,832		$—	$9,271,678

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$—	*	$—	$—	*

*	Amount rounds to less than $1

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2014, the Fund had transfers from Level 1 to 2 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value	Reason
Common Stocks
Airlines	$60,833	Fair value factor was applied
Apparel	56,144	Fair value factor was applied
Auto Manufacturers	653,418	Fair value factor was applied
Auto Parts & Equipment	120,022	Fair value factor was applied
Banks	1,265,160	Fair value factor was applied
Beverages	43,995	Fair value factor was applied
Building Materials	284,704	Fair value factor was applied
Chemicals	237,617	Fair value factor was applied
Coal	40,627	Fair value factor was applied
Commercial Services	41,866	Fair value factor was applied
Diversified Financial Services	470,435	Fair value factor was applied
Electric	114,302	Fair value factor was applied
Electronics	50,509	Fair value factor was applied
Engineering & Construction	55,081	Fair value factor was applied
Entertainment	31,676	Fair value factor was applied
Environmental Control	68,566	Fair value factor was applied
Food	32,636	Fair value factor was applied
Forest Products & Paper	69,713	Fair value factor was applied
Holding Companies - Diversified	41,520	Fair value factor was applied
Home Builders	103,413	Fair value factor was applied
Home Furnishings	98,195	Fair value factor was applied
Insurance	482,651	Fair value factor was applied
Iron/Steel	76,693	Fair value factor was applied
Mining	17,904	Fair value factor was applied
Oil & Gas	392,383	Fair value factor was applied
Oil & Gas Services	52,098	Fair value factor was applied
Real Estate	48,031	Fair value factor was applied
Retail	270,166	Fair value factor was applied
Semiconductors	533,059	Fair value factor was applied
Shipbuilding	114,340	Fair value factor was applied
Telecommunications	164,723	Fair value factor was applied
Transportation	83,978	Fair value factor was applied
Preferred Stock
Banks	35,430	Fair value factor was applied
Iron/Steel	82,350	Fair value factor was applied

Total	$6,294,238

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

At January 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$9,506,732

Gross tax appreciation of investments	$687,220
Gross tax depreciation of investments	(922,274)

Net tax depreciation of investments	$(235,054)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $2,389,899)
Cia de Locacao das Americas	BRL	34,491	$69,747	0.24
GAEC Educacao S.A.	BRL	12,000	91,445	0.31
Gol Linhas Aereas Inteligentes S.A. ADR		104,065	408,976	1.39
Iochpe-Maxion S.A.	BRL	54,200	545,762	1.86
Magazine Luiza S.A.	BRL	73,000	240,485	0.82
Sonae Sierra Brasil S.A.	BRL	19,800	127,993	0.44
Tupy S.A.	BRL	33,500	274,996	0.94
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	BRL	11,900	148,426	0.50
			1,907,830	6.50
Cambodia (Cost $141,217)
NagaCorp Ltd.	HKD	180,000	170,696	0.58
			170,696	0.58
Chile (Cost $389,339)
Cia Sud Americana de Vapores S.A.	CLP	4,391,012	178,512	0.61
			178,512	0.61
China (Cost $6,347,260)
21Vianet Group, Inc. ADR		12,325	278,175	0.95
Anton Oilfield Services Group	HKD	464,000	294,799	1.00
AutoNavi Holdings Ltd. ADR		19,741	307,960	1.05
China Dongxiang Group Co.	HKD	2,261,000	440,075	1.50
China Lodging Group Ltd. ADR		13,897	377,303	1.29
Chinasoft International Ltd.		1,140,000	342,314	1.17
Forgame Holdings Ltd.	HKD	19,200	139,908	0.48
GOME Electrical Appliances Holding Ltd.		1,746,000	301,613	1.03
Goodbaby International Holdings Ltd.		889,000	442,675	1.51
Hollysys Automation Technologies Ltd.		50,596	853,554	2.91
Intime Retail Group Co. Ltd.		574,000	576,090	1.96
Ju Teng International Holdings Ltd.	HKD	794,000	524,555	1.79
Kingsoft Corp. Ltd.		112,000	363,244	1.24
Minth Group Ltd.	HKD	118,000	227,574	0.78
Noah Holdings Ltd. ADR		15,800	213,616	0.73
Pan Asia Environmental Protection Group Ltd.		272,000	69,074	0.24
Phoenix New Media Ltd. ADR		16,469	158,926	0.54
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H		220,000	180,123	0.61
SouFun Holdings Ltd. ADR		10,645	866,397	2.95
SPT Energy Group, Inc.	HKD	304,000	206,087	0.70
Xiao Nan Guo Restaurants Holdings Ltd.	HKD	520,000	91,022	0.31
Zhongsheng Group Holdings Ltd.	HKD	151,000	223,146	0.76
ZTE Corp., Class H	HKD	233,000	476,338	1.62
			7,954,568	27.12
Colombia (Cost $299,658)
Avianca Holdings S.A. ADR		16,904	268,267	0.92
			268,267	0.92
Hong Kong (Cost $643,013)
Pacific Basin Shipping Ltd.		1,079,000	659,601	2.25
			659,601	2.25
Indonesia (Cost $963,989)
Adi Sarana Armada Tbk PT	IDR	3,211,500	78,802	0.27
Berlian Laju Tanker Tbk PT(2)	IDR	4,428,000	35,540	0.12

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Indonesia - (continued)
Ciputra Surya Tbk PT	IDR	372,100	$51,924	0.18
Lippo Karawaci Tbk PT	IDR	3,132,700	241,949	0.82
Timah Persero Tbk PT		1,812,000	190,279	0.65
Wismilak Inti Makmur Tbk PT	IDR	1,536,000	87,131	0.30
			685,625	2.34
Malaysia (Cost $1,258,565)
AirAsia Bhd.	MYR	402,500	271,926	0.93
Landmarks Bhd.	MYR	224,500	68,775	0.23
My EG Services Bhd.	MYR	236,100	186,691	0.64
Tune Ins Holdings Bhd.	MYR	220,700	123,336	0.42
Wah Seong Corp. Bhd.	MYR	291,501	168,163	0.57
WCT Holdings Bhd.		526,900	327,472	1.12
			1,146,363	3.91
Mexico (Cost $1,634,641)
Cydsa S.A.B. de C.V.	MXN	182,875	309,714	1.06
Empresas ICA S.A.B. de C.V. ADR		96,040	739,508	2.52
Grupo Famsa S.A.B. de C.V., Series A	MXN	135,800	214,555	0.73
Qualitas Controladora S.A.B. de C.V.	MXN	124,110	321,736	1.10
			1,585,513	5.41
Nigeria (Cost $242,002)
Zenith Bank PLC	NGN	2,035,614	291,589	0.99
			291,589	0.99
Peru (Cost $317,061)
Ferreycorp S.A.A.	PEN	482,885	304,476	1.04
			304,476	1.04
Philippines (Cost $314,274)
Century Properties Group, Inc.	PHP	2,605,000	74,752	0.26
Filinvest Land, Inc.	PHP	5,802,000	168,436	0.57
			243,188	0.83
Russian Federation (Cost $974,318)
Aeroflot - Russian Airlines OJSC		318,600	751,885	2.56
Luxoft Holding, Inc.		5,600	209,384	0.71
TMK OAO GDR (Registered)		20,916	230,836	0.79
			1,192,105	4.06
South Africa (Cost $292,881)
Murray & Roberts Holdings Ltd.	ZAR	101,549	226,666	0.77
			226,666	0.77
South Korea (Cost $4,406,144)
Basic House (The) Co. Ltd.	KRW	14,180	337,336	1.15
BS Financial Group, Inc.	KRW	21,160	312,365	1.06
Daum Communications Corp.	KRW	3,835	285,093	0.97
Grand Korea Leisure Co. Ltd.	KRW	9,020	345,799	1.18
Hyundai Department Store Co. Ltd.	KRW	4,127	553,756	1.89
Hyundai Development Co.-Engineering & Construction	KRW	20,090	453,619	1.55
Korean Reinsurance Co.	KRW	82,008	862,488	2.94
LG Fashion Corp.	KRW	19,230	523,991	1.79
Modetour Network, Inc.	KRW	10,058	218,785	0.74
Nexen Tire Corp.	KRW	19,751	271,221	0.92
Osstem Implant Co. Ltd.	KRW	5,502	139,791	0.48
Samchuly Bicycle Co. Ltd.	KRW	15,266	301,795	1.03
			4,606,039	15.70
Taiwan (Cost $3,980,929)
Capital Securities Corp.	TWD	742,000	288,435	0.98
China Life Insurance Co. Ltd.	TWD	674,980	643,227	2.19

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Taiwan - (continued)
Chroma ATE, Inc.	TWD	139,000	$297,532	1.02
Evergreen Marine Corp. Taiwan Ltd.	TWD	490,000	287,666	0.98
GeoVision, Inc.	TWD	24,000	140,964	0.48
Globe Union Industrial Corp.	TWD	393,000	258,519	0.88
Gloria Material Technology Corp.	TWD	22,000	16,238	0.06
Hung Poo Real Estate Development Corp.	TWD	268,000	258,413	0.88
Johnson Health Tech Co. Ltd.	TWD	101,505	273,749	0.93
Parade Technologies Ltd.	TWD	38,802	275,501	0.94
Prince Housing & Development Corp.	TWD	217,000	114,121	0.39
Tainan Spinning Co. Ltd.	TWD	836,465	561,484	1.92
Taiwan Pelican Express Co. Ltd.	TWD	68,000	143,965	0.49
Taiwan Sanyo Electric Co. Ltd.	TWD	101,150	136,017	0.46
TTFB Co. Ltd.	TWD	19,000	187,248	0.64
TXC Corp.	TWD	50,000	57,269	0.20
Wowprime Corp.	TWD	19,000	306,126	1.04
			4,246,474	14.48
Thailand (Cost $499,794)
Amata Corp. PCL (Registered)	THB	540,800	203,148	0.69
Jasmine International PCL (Registered)	THB	639,300	136,537	0.47
			339,685	1.16
Total Common Stock (Cost $25,094,984)			26,007,197	88.67

Preferred Stock

Brazil (Cost $534,024)
Banco ABC Brasil S.A.	BRL	50,908	251,666	0.86
Randon Participacoes S.A.	BRL	43,700	168,770	0.57
			420,436	1.43
Total Preferred Stock (Cost $534,024)			420,436	1.43

Equity-Linked Securities

India (Cost $1,497,871)
Dewan Housing Finance Corp. Ltd., Issued by Citigroup Global Markets		89,372	302,248	1.03
HT Media Ltd., Issued by Citigroup Global Markets		127,750	151,145	0.51
ING Vysya Bank Ltd., Issued by Merrill Lynch International & Co.		11,437	95,721	0.33
KPIT Technologies Ltd., Issued by Merrill Lynch International & Co.		65,728	169,098	0.58
MT Educare Ltd., Issued by Merrill Lynch International & Co.		198,792	261,572	0.89
PI Industries Ltd., Issued by Citigroup Global Markets(2)		172,927	651,120	2.22
			1,630,904	5.56
Saudi Arabia (Cost $699,674)
Abdullah Al Othaim Markets, Issued by Credit Suisse A.G.		7,011	264,049	0.90
Fawaz Abdulaziz Alhokair & Co., Issued by Deutsche Bank A.G. London		8,869	345,267	1.18
Herfy Food Services Co., Issued by JP Morgan Structured Products B.V.		624	18,718	0.06

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Saudi Arabia - (continued)
Herfy Food Services Co., Issued by JP Morgan Structured Products B.V.		9,767	$292,975	1.00
			921,009	3.14
Total Equity-Linked Securities (Cost $2,197,545)			2,551,913	8.70

Total Investments (Total Cost $27,826,553)			28,979,546	98.80
Other Assets Less Liabilities			352,828	1.20

Net Assets			$29,332,374	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Security determined to be illiquid by the Investment Manager.

Percentages shown are based on net assets.

At January 31, 2014, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	30.1%
Consumer Staples	0.3
Energy	3.1
Financials	17.8
Health Care	1.1
Industrials	21.8
Information Technology	20.2
Materials	4.0
Telecommunication Services	0.4

Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available. The Fund valued certain securities based on prices provided by the Investment Manager.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$408,975	$1,498,855	$—	$1,907,830
Cambodia	—	170,696	—	170,696
Chile	—	178,512	—	178,512
China	3,055,931	4,898,637	—	7,954,568
Colombia	268,267	—	—	268,267
Hong Kong	—	659,601	—	659,601
Indonesia	—	650,085	35,540	685,625
Malaysia	—	1,146,363	—	1,146,363
Mexico	739,508	846,005	—	1,585,513
Nigeria	291,589	—	—	291,589
Peru	—	304,476	—	304,476
Philippines	—	243,188	—	243,188
Russian Federation	961,269	230,836	—	1,192,105
South Africa	—	226,666	—	226,666
South Korea	—	4,606,039	—	4,606,039
Taiwan	—	4,246,474	—	4,246,474
Thailand	—	339,685	—	339,685
Preferred Stock
Brazil	—	420,436	—	420,436
Equity Linked Securities
India	—	1,630,904	—	1,630,904
Saudi Arabia	311,693	609,316	—	921,009

Total Investments	$6,037,232	$22,906,774	$35,540	$28,979,546

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2014, the Fund had transfers from Level 1 to 2 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value	Reason
Common Stocks
Consumer Discretionary	$6,497,537	Fair value factor was applied
Consumer Staples	87,131	Fair value factor was applied
Energy	899,886	Fair value factor was applied
Financials	3,095,895	Fair value factor was applied
Health Care	319,913	Fair value factor was applied
Industrials	3,312,602	Fair value factor was applied
Information Technology	2,663,352	Fair value factor was applied
Materials	499,993	Fair value factor was applied
Telecommunication Services	136,536	Fair value factor was applied
Preferred Stock
Financials	251,666	Fair value factor was applied
Industrials	168,770	Fair value factor was applied

Total	$17,933,281

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2014:

Category and Subcategory	Beginning Balance at 10/31/2013	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 1/31/2014
Investments, at value Common Stock	$57,744	$—	$—	$—	$—	$(22,204)	$—	$—	$35,540

Total	$57,744	$—	$—	$—	$—	$(22,204)	$—	$—	$35,540

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2014.

Quantitative Information about Level 3 Fair Value Measurements Ashmore Emerging Markets Small-Cap Equity Fund
	Fair Value at 1/31/2014	Valuation Techniques	Unobservable Input	Actual
Common Stocks	$35,540	Discount from last traded price	Discount Percentage(a)	50%

(a)	Represents discount to last publicly traded price reported on applicable market.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. The increase in discount percentage reduced the value of the security.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

At January 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$27,960,946

Gross tax appreciation of investments	$3,572,668
Gross tax depreciation of investments	(2,554,068)

Net tax appreciation of investments	$1,018,600

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $117,278)
Banco Macro S.A. ADR		1,748	$31,778	0.51
BBVA Banco Frances S.A. ADR		1,945	11,320	0.18
Grupo Financiero Galicia S.A. ADR		5,025	39,949	0.63
			83,047	1.32
Brazil (Cost $90,392)
Avon Products, Inc.		5,300	78,917	1.25
			78,917	1.25
Cambodia (Cost $91,860)
NagaCorp Ltd.	HKD	100,000	94,831	1.51
			94,831	1.51
Colombia (Cost $64,778)
Bancolombia S.A. ADR		1,400	61,516	0.98
			61,516	0.98
Egypt (Cost $93,351)
Global Telecom Holding GDR		28,159	93,445	1.48
			93,445	1.48
Estonia (Cost $29,715)
AS Jarvevana	EUR	6,637	6,221	0.10
AS Merko Ehitus	EUR	2,505	25,508	0.40
			31,729	0.50
Georgia (Cost $34,096)
Bank of Georgia Holdings PLC	GBP	947	33,436	0.53
			33,436	0.53
Ghana (Cost $307,204)
CAL Bank Ltd.	GHS	368,600	154,874	2.46
Ghana Commercial Bank Ltd.	GHS	67,100	141,530	2.24
			296,404	4.70
Kazakhstan (Cost $239,039)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		23,880	234,709	3.72
			234,709	3.72
Kenya (Cost $181,258)
Co-operative Bank of Kenya (The) Ltd.	KES	698,340	140,573	2.23
Equity Bank Ltd.	KES	89,800	32,187	0.51
			172,760	2.74
Latvia (Cost $40,903)
Grindeks AS	EUR	1,326	17,616	0.28
Olainfarm	EUR	2,606	28,434	0.45
			46,050	0.73
Lithuania (Cost $122,661)
City Service AB	EUR	19,107	47,936	0.76
Siauliu Bankas	EUR	198,942	79,142	1.26
			127,078	2.02
Morocco (Cost $72,952)
Douja Promotion Groupe Addoha S.A.	MAD	10,615	72,928	1.16
			72,928	1.16
Nigeria (Cost $432,552)
FBN Holdings PLC	NGN	628,654	55,847	0.89
Guaranty Trust Bank PLC	NGN	549,347	92,875	1.47
MAY & Baker Nigeria PLC	NGN	728,436	10,121	0.16
PZ Cussons Nigeria PLC	NGN	51,797	12,100	0.19
UAC of Nigeria PLC	NGN	434,030	181,473	2.88

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Nigeria - (continued)
Zenith Bank PLC	NGN	599,026	$85,807	1.36
			438,223	6.95
Peru (Cost $190,178)
Credicorp Ltd.		1,500	197,880	3.14
			197,880	3.14
Philippines (Cost $368,532)
Bloomberry Resorts Corp.		518,000	100,600	1.60
Century Properties Group, Inc.	PHP	5,021,000	144,080	2.29
GT Capital Holdings, Inc.	PHP	2,830	46,245	0.73
			290,925	4.62
Poland (Cost $78,929)
Kernel Holding S.A.	PLN	5,757	69,615	1.11
			69,615	1.11
Qatar (Cost $995,257)
Barwa Real Estate Co.	QAR	7,405	63,770	1.01
Doha Bank QSC		15,180	266,444	4.23
Ooredoo QSC	QAR	1,832	74,780	1.19
Qatar Industrial Manufacturing Co.	QAR	8,723	124,126	1.97
Qatar Insurance Co.	QAR	11,615	249,725	3.96
Qatar National Bank	QAR	4,325	219,274	3.48
Qatar National Cement Co.	QAR	927	29,772	0.47
Qatar Navigation	QAR	2,077	50,149	0.80
			1,078,040	17.11
Romania (Cost $99,874)
Banca Transilvania	RON	232,334	115,447	1.83
			115,447	1.83
United Arab Emirates (Cost $1,254,782)
Aldar Properties PJSC	AED	402,440	368,959	5.86
Drake & Scull International	AED	463,734	190,965	3.03
Dubai Islamic Bank PJSC	AED	172,072	278,628	4.42
Emaar Properties PJSC	AED	128,848	280,991	4.46
Union National Bank PJSC	AED	154,865	289,395	4.59
			1,408,938	22.36
Zimbabwe (Cost $92,459)
CBZ Holdings Ltd.		605,850	90,878	1.44
			90,878	1.44
Total Common Stock (Cost $4,998,050)			5,116,796	81.20

Equity-Linked Securities

Saudi Arabia (Cost $445,223)
Abdullah Al Othaim Markets, Issued by JP Morgan Structured Products B.V.		2,594	97,696	1.55
Al Khaleej Training and Education Co., Issued by JP Morgan Structured Products B.V.		10,212	157,927	2.51
Herfy Food Services Co., Issued by JP Morgan Structured Products B.V.		4,195	125,835	2.00
Saudi Hollandi Bank, Issued by Deutsche Bank A.G. London		10,875	127,008	2.01
			508,466	8.07
Tanzania (Cost $727)
Standard Bank PLC		144	718	0.01
			718	0.01

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
United Arab Emirates (Cost $80,604)
Aramex PJSC, Issued by Merill Lynch International & Co.		110,689	$91,312	1.45
			91,312	1.45
Total Equity-Linked Securities (Cost $526,554)			600,496	9.53

Investment Companies

Fondul Proprietatea S.A.	RON	1,175,372	287,187	4.56
			287,187	4.56
Total Investment Companies (Cost $293,124)			287,187	4.56

Total Investments (Total Cost $5,817,728)			6,004,479	95.29

Other Assets Less Liabilities			296,835	4.71

Net Assets			$6,301,314	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

At January 31, 2014, the Ashmore Emerging Markets Frontier Equity Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/06/2014	Standard Chartered Kenya Limited	United States Dollar	37,907	Kenyan Schilling	38,223	$(316)

At January 31, 2014, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	7.6%
Consumer Staples	4.1
Financials	70.1
Health Care	0.9
Industrials	9.4
Materials	0.5
Telecommunication Services	2.7

Total Investments	95.3
Other Assets Less Liabilities	4.7
Net Assets	100.0

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available. The Fund valued certain securities based on prices provided by the Investment Manager.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments, which are carried at fair value, as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$83,047	$—	$—	$83,047
Brazil	78,917	—	—	78,917
Cambodia	—	94,831	—	94,831
Colombia	61,516	—	—	61,516
Egypt	—	93,445	—	93,445
Estonia	31,729	—	—	31,729
Georgia	—	33,436	—	33,436
Ghana	296,404	—	—	296,404
Kazakhstan	—	234,709	—	234,709
Kenya	—	172,760	—	172,760
Latvia	46,050	—	—	46,050
Lithuania	—	127,078	—	127,078
Morocco	—	72,928	—	72,928
Nigeria	438,223	—	—	438,223
Peru	197,880	—	—	197,880
Philippines	—	290,925	—	290,925
Poland	—	69,615	—	69,615
Qatar	—	1,078,040	—	1,078,040
Romania	—	115,447	—	115,447
United Arab Emirates	—	1,408,938	—	1,408,938
Zimbabwe	90,878	—	—	90,878
Equity Linked Securities
Saudi Arabia	508,466	—	—	508,466
Tanzania	718	—	—	718
United Arab Emirates	—	91,312	—	91,312
Investment Companies
Romania	—	287,187	—	287,187

Total Investments	$1,833,828	$4,170,651	$—	$6,004,479

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(316)	$—	$(316)

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2014 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At January 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$5,817,961

Gross tax appreciation of investments	$365,338
Gross tax depreciation of investments	(178,820)

Net tax appreciation of investments	$186,518

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 28, 2014

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	March 28, 2014